[Front cover page]


Galaxy Equity Funds
The Galaxy Fund


Prospectus

February 29, 2000


Galaxy Asset Allocation Fund

Galaxy Equity Income Fund

Galaxy Growth and Income Fund

Galaxy Strategic Equity Fund

Galaxy Equity Value Fund

Galaxy Equity Growth Fund

Galaxy International Equity Fund

Galaxy Small Cap Value Fund

Galaxy Small Company Equity Fund

Retail A Shares and Retail B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1      Risk/Return Summary

1      Introduction

3      Galaxy Asset Allocation Fund

8      Galaxy Equity Income Fund

12     Galaxy Growth and Income Fund

16     Galaxy Strategic Equity Fund

20     Galaxy Equity Value Fund

25     Galaxy Equity Growth Fund

30     Galaxy International Equity Fund

35     Galaxy Small Cap Value Fund

40     Galaxy Small Company Equity Fund

44     Additional information about risk

45     Investor guidelines

46     Fund management

48     How to invest in the Funds

48     How sales charges work

51     Buying, selling and exchanging shares

52          How to buy shares

54          How to sell shares

55          How to exchange shares

56          Other transaction policies

58     Dividends, distributions and taxes

60     Galaxy investor programs

60     Retirement plans

60     Other programs

62     How to reach Galaxy

63     Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Equity Funds. Each Fund invests primarily or to a significant degree in equity securities, such as common stock, preferred stock and securities that are convertible into common stock.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.


WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. Generally, a fund's objective and the types of investments it makes can help you gauge its level of risk. On page 47, you'll find a table that gives a general overview of the risk spectrum of the Galaxy Equity Funds.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Asset Allocation Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.


[Sidenote:]
CURRENT INCOME

Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]
Best quarter:   11.74% for the quarter ending December 31, 1998
Worst quarter:  -3.80% for the quarter ending September 30, 1998

[bar chart goes here]


    1992        1993       1994        1995        1996       1997        1998       1999
    ----        ----       ----        ----        ----       ----        ----       ----
   6.58%       8.08%      -2.47%      30.29%      15.11%     19.76%      17.73%       7.24%
    ----        ----       ----        ----        ----       ----        ----       ----


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                      1 YEAR                  5 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                         3.22%                 16.89%             11.86% (12/30/91)
-------------------------------------------------------------------------------------------------------------


                                      -5-

Retail B Shares                        1.47%                    __               13.48% (3/4/96)
-------------------------------------------------------------------------------------------------------------
S&P 500                               21.03%                  28.54%             19.69% (since 12/31/91)
                                                                                 26.22% (since 2/29/96)
-------------------------------------------------------------------------------------------------------------
DJIA                                  27.29%                  27.10%             20.26% (since 12/31/91)
                                                                                 23.52% (since 2/29/96)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[Sidenote:]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                          MAXIMUM SALES CHARGE             MAXIMUM DEFERRED SALES CHARGE
                     (LOAD) ON PURCHASES SHOWN                (LOAD) SHOWN AS A % OF THE
                        AS A % OF THE OFFERING             OFFERING PRICE OR SALE PRICE,
                                         PRICE                         WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                      3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                       None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%              None           0.55%          1.30%
------------------------------------------------------------------------------------------
Retail B Shares                0.75%              0.95%          0.29%          1.99%
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares            $502               $772                    $1,061              $1,884
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $702               $924                    $1,273              $1,976
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $202               $624                    $1,073              $1,976
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

Galaxy Equity Income Fund


THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. The Adviser looks for investments that offer dividends, prospects for dividend growth and capital appreciation. However, the Fund's portfolio may include securities that offer only growth potential or only income potential.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ending October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]
Best quarter:   13.31% for the quarter ending June 30, 1997
Worst quarter:  -8.41% for the quarter ending September 30, 1998

[bar chart goes here]

          1991         1992       1993        1994          1995          1996         1997         1998        1999
          ----         ----       ----        ----          ----          ----        ----          ----        ----
         22.37%        7.43%      8.05%       0.75%        32.96%        16.53%       25.51%       15.63%       4.36%
          ----         ----       ----        ----          ----          ----        ----          ----        ----


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                0.45%                      17.71%                    13.84% (12/14/90)
-------------------------------------------------------------------------------------------------------------
Retail B   Shares             -0.68%                       ___                       5.96% (11/1/98)
-------------------------------------------------------------------------------------------------------------
S&P 500                       21.03%                      28.54%                    21.00%(since 11/30/90)
                                                                                    29.86%(since 10/31/98)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             MAXIMUM DEFERRED SALES CHARGE
                           MAXIMUM SALES CHARGE (LOAD)                 (LOAD) SHOWN AS A %
                          ON PURCHASES SHOWN AS A % OF            OF THE OFFERING PRICE OR
                                 OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                   TOTAL FUND
                               MANAGEMENT         AND SERVICE         OTHER      OPERATING
                                     FEES        (12b-1) FEES       EXPENSES      EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                      0.75%               None          0.58%      1.33%
------------------------------------------------------------------------------------------
Retail B Shares                      0.75%              0.95%          0.36%      2.06%
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares          $505                  $781                 $1,076                 $1,916
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $709                  $946                 $1,308                 $2,031
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $209                  $646                 $1,108                 $2,031
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is J. Edward Klisiewicz, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Klisiewicz has been the Fund's portfolio manager since it began operations in 1990. He has been with the Adviser and its predecessors since 1970.

Galaxy Growth and Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.


[Sidenote:]
Best quarter:   20.66% for the quarter ending December 31, 1998
Worst quarter  -13.50% for the quarter ending September 30, 1998

[bar chart goes here]

     1994          1995         1996         1997           1998           1999
-------------------------------------------------------------------------------------
    4.83%         29.34%       19.85%       29.19%         15.71%           6.86%
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                 2.83%                      18.98%                    15.90% (2/12/93)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                 1.02%                        __                      15.76% (3/4/96)
-------------------------------------------------------------------------------------------------------------
S&P 500                        21.03%                      28.54%                    21.65% (since 1/31/93)
                                                                                     26.22% (since 2/29/96)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following tables shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES
                            (LOAD) ON PURCHASES SHOWN           CHARGE (LOAD) SHOWN AS A %
                                        AS A % OF THE             OF THE OFFERING PRICE OR
                                       OFFERING PRICE        SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                              3.75%(1)                              None(2)
------------------------------------------------------------------------------------------
Retail B Shares                               None                                5.00%(3)
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                               DISTRIBUTION                     TOTAL FUND
                          MANAGEMENT            AND SERVICE           OTHER      OPERATING
                                FEES           (12b-1) FEES        EXPENSES       EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%                   None          0.64%(4)     1.39%(4)
------------------------------------------------------------------------------------------
Retail B Shares                0.75%                  0.95%          0.36%        2.06%
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) for Retail A Shares so that Other expenses for Retail A Shares are expected to be 0.53%. Total Fund operating expenses for Retail A Shares after these fee waivers are expected to be 1.28%. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your Retail B Shares convert to Retail A Shares after six years
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares           $511                $799                   $1,107                $1,981
-------------------------------------------------------------------------------------------------------------
Retail B Shares           $709                $946                   $1,308                $2,061
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares           $209                $646                   $1,108                $2,061
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.

Galaxy Strategic Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium size companies representative of the S&P 500, although the universe of stocks monitored by the Adviser is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the Adviser looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the Adviser's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
VALUE STOCKS AND GROWTH STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios. Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.


- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Retail A Shares during the last calendar year. The return for Retail B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the return would be lower.


[Sidenote:]
Best quarter:    11.49% for the quarter ending June 30, 1999
Worst quarter:  -13.65% for the quarter ending September 30, 1999

[bar chart goes here]

      1999
-----------------
      0.05%
-----------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                             1 YEAR                     SINCE INCEPTION
----------------------------------------------------------------------------------------
Retail A Shares              -3.72%                        -0.65% (3/4/98)
----------------------------------------------------------------------------------------
Retail B Shares              -5.03%                        -1.64% (3/4/98)
----------------------------------------------------------------------------------------
S&P 500                      21.03%                         21.73% (since 2/28/98)
----------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%(4)             None          0.82%(4)      1.57%(4)
------------------------------------------------------------------------------------------
Retail B Shares                0.75%(4)            0.95%(4)       0.63%         2.33%(4)
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) for Retail A Shares so that Other expenses for Retail A Shares are expected to be 0.65%. Affiliates of the Adviser are also waiving a portion of the Distribution and service (12b-1) fees for Retail B
     Shares so that such fees are expected to be 0.82%, respectively. Total Fund operating expenses after these waivers are expected to be 1.20% for Retail A Shares and 2.00% for Retail B Shares. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares          $529                   $852               $1,198                 $2,172
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $736                   $1,027             $1,445                 $2,302
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $236                   $727               $1,245                 $2,302
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter B. Hathaway, CFA, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hathaway has been the Fund's portfolio manager since it began operations in March 1998. He has been in the investment management business with the Adviser and its predecessors since 1964 and has been responsible for the Adviser's "Value Driven Growth" investment process since 1991.

Galaxy Equity Value Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities, mainly common stocks, that the Adviser believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Adviser uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the Adviser to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The Adviser then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models can't measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1991. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[Sidenote:]
Best quarter:    27.15% for the quarter ending December 31, 1998
Worst quarter:  -15.28% for the quarter ending September 30, 1998

[bar chart goes here]

    1990       1991       1992       1993       1994      1995       1996       1997       1998        1999
-------------------------------------------------------------------------------------------------------------
  -3.20%      23.36%      8.21%     14.75%     3.51%     27.78%     21.09%      27.66%     23.75%       6.67%
-------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR              5 YEARS           10 YEARS          SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
Retail A Shares                 2.67%               20.21%           14.43%               14.61% (9/1/88)
-----------------------------------------------------------------------------------------------------------------
Retail B Shares                 1.31%                 __               __                 17.45% (3/4/96)
-----------------------------------------------------------------------------------------------------------------
S&P 500                        21.03%               28.54%           18.19%               19.50% (since 9/1/88)
                                                                                          26.22% (since 2/29/96)
-----------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value          6.61%               18.08%           12.88%               13.87% (since 8/31/88)
Funds Average                                                                             14.33% (since 2/29/96)
-----------------------------------------------------------------------------------------------------------------


[Sidenote:]

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[Sidenote:]
The Lipper Multi-Cap Value Funds Average is an unmanaged index that measures the performance of a select group of mutual funds with investment objectives similar to that of the Fund.

FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%                None          0.61%           1.36%
------------------------------------------------------------------------------------------
Retail B Shares                0.75%               0.95%(4)       0.41%           2.11%(4)
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.93%. Total Fund operating expenses for Retail B Shares after these fee waivers are expected to be 2.09%. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares          $508                  $790                  $1,092               $1,949
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $714                  $961                  $1,334               $2,075
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $214                  $661                  $1,134                $2,075
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is G. Jay Evans, CFA, a Senior Vice President of the Adviser since 1991. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Evans has been the Fund's portfolio manager since 1993. He has been with the Adviser and its predecessors since 1978.

Galaxy Equity Growth Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1991. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[Sidenote:]
Best quarter:    24.04% for the quarter ending December 31, 1998
Worst quarter:  -11.70% for the quarter ending September 30, 1998

[bar chart goes here]

    1991          1992         1993         1994         1995         1996         1997         1998         1999
----------------------------------------------------------------------------------------------------------------------
   30.40%         6.11%        5.37%        0.60%       33.66%       20.46%       30.43%       25.66%         26.03%
----------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                 21.29%                     26.20%                 18.67% (12/14/90)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                 20.11%                       __                   23.81% (3/4/96)
-------------------------------------------------------------------------------------------------------------
S&P 500                         21.03%                     28.54%                 21.00% (since 11/30/90)
                                                                                  26.22% since (2/29/96)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%                None          0.57%           1.32%
------------------------------------------------------------------------------------------
Retail B Shares                0.75%               0.95%(4)       0.39%           2.09%(4)
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.93%. Total Fund Operating expenses for Retail B Shares after these fee waivers are expected to be 2.07%. These fee waivers may be revised or discontinued at anytime.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares            $504               $778                   $1,071              $1,906
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $712               $955                   $1,324              $2,043
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $212               $655                   $1,124              $2,043
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser since 1988. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.

Galaxy International Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Discussions with company management are an important element of this analysis and give the Sub-Adviser an opportunity to test its assumptions against management's near-term and long-term term objectives. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS-CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year, thereby giving some indication of the risk of investing in the Fund. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]
Best quarter:    24.36% for the quarter ending December 31, 1999
Worst quarter:  -14.61% for the quarter ending September 30, 1998

[bar chart goes here]

    1992         1993        1994        1995         1996        1997        1998         1999
---------------------------------------------------------------------------------------------------
   -2.29%       31.62%      -2.54%      11.04%       10.03%      13.59%       21.24%       41.10%
---------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                 35.80%                     17.97%                 14.06% (12/30/91)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                 35.21%                       __                   41.18% (11/1/98)
-------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                 26.96%                     12.83%                 10.94% (since 12/31/91)
                                                                                  32.29% (since 10/31/98)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares             0.89%(4)                None          0.75%         1.64%(4)
------------------------------------------------------------------------------------------
Retail B Shares             0.89%(4)               0.95%(4)       0.73%         2.57%(4)
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. Affiliates of the Adviser are also waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.80%. Total Fund operating expenses after these waivers are expected to be 1.39% for Retail A Shares and 2.17% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares           $536                 $873                 $1,233                $2,246
-------------------------------------------------------------------------------------------------------------
Retail B Shares           $760                 $1,099               $1,565                $2,469
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares           $260                 $799                 $1,365                $2,469
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.

Galaxy Small Cap Value Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its total assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for the periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

[Sidenote:]
Best quarter:    18.67% for the quarter ending September 30, 1997
Worst quarter:  -15.93% for the quarter ending September 30, 1998

[bar chart goes here]

      1994               1995            1996         1997         1998           1999
--------------------------------------------------------------------------------------------
      0.32%               31.49%          26.74%       31.23%       -5.66%         10.45%
--------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                 6.33%                      17.01%                13.98% (2/12/93)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                 4.67%                         __                 11.18% (11/1/98)
-------------------------------------------------------------------------------------------------------------
Russell 2000 Index             21.26%                      16.69%                13.78% (since 1/31/93)
                                                                                 29.65% since 10/31/98)
-------------------------------------------------------------------------------------------------------------
S&P 600                        12.41%                      17.05%                13.62% (since 1/31/93)
                                                                                 22.10% (since 10/31/98)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that range between $30 million and $1.4 billion.


[Sidenote:]
The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of small companies with market capitalizations that currently range between $32.9 million and $2.9 billion.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%                None          0.82%(4)       1.57%(4)
------------------------------------------------------------------------------------------
Retail B Shares                0.75%               0.95%(4)       0.72%          2.42%(4)
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) for Retail A Shares so that Other expenses for Retail A Shares are expected to be 0.75%. Affiliates of the Adviser are also waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.80%. Total Fund operating expenses after these fee waivers are expected to be 1.50% for Retail A Shares and 2.27% for Retail B Shares. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years

-    the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares            $529               $852                 $1,198                   $2,172
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $745               $1,055               $1,491                   $2,352
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares            $245               $755                 $1,291                   $ 2,352
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including the Predecessor Fund, since it began operations in 1992.

Galaxy Small Company Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Adviser looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The Adviser consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]
Best quarter:    44.08% for the quarter ending December 31, 1999
Worst quarter:  -24.02% for the quarter ending September 30, 1998

[bar chart goes here]

    1992         1993        1994        1995         1996        1997        1998         1999
---------------------------------------------------------------------------------------------------
     1.20%       22.75%      -0.06%      38.80%       20.84%      14.17%      -10.94%      38.93%
---------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                               1 YEAR                     5 YEARS               SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Retail A Shares                33.74%                      17.93%                  13.89% (12/30/91)
-------------------------------------------------------------------------------------------------------------
Retail B Shares                33.21%                         __                   12.96% (3/4/96)
-------------------------------------------------------------------------------------------------------------
Russell 2000 Index             21.26%                      16.69%                  14.67% (since 12/31/91)
                                                                                   13.66% (since 2/29/96)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MAXIMUM DEFERRED SALES
                           MAXIMUM SALES CHARGE (LOAD)          CHARGE (LOAD) SHOWN AS A %
                                    ON PURCHASES SHOWN            OF THE OFFERING PRICE OR
                          AS A % OF THE OFFERING PRICE       SALE PRICE, WHICHEVER IS LESS
------------------------------------------------------------------------------------------
Retail A Shares                               3.75%(1)                             None(2)
------------------------------------------------------------------------------------------
Retail B Shares                                None                               5.00%(3)
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                            DISTRIBUTION                      TOTAL FUND
                          MANAGEMENT         AND SERVICE           OTHER       OPERATING
                                FEES        (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Retail A Shares                0.75%            None             0.82%(4)       1.57%(4)
------------------------------------------------------------------------------------------
Retail B Shares                0.75%            0.95%            0.61%          2.31%
------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) for Retail A Shares so that Other expenses for Retail A Shares are expected to be 0.78%. Total Fund operating expenses after these fee waivers are expected to be 1.53% for Retail A Shares. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Retail B Shares convert to Retail A Shares after six years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 YEAR                3 YEARS              5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------
Retail A Shares          $529                  $852                $1,198                    $2,172
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $734                  $1,021              $1,435                    $2,291
-------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
-------------------------------------------------------------------------------------------------------------
Retail B Shares          $234                  $721                $1,235                    $2,291
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Stephen D. Barbaro, CFA, a Senior Vice President of the Adviser since 1996. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barbaro has been the Fund's portfolio manager since it began operations in 1991. He has been with the Adviser and its predecessors since 1976.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Equity Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Fund, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers. This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES

The following table gives you a general overview of the risk spectrum for the Galaxy Equity Funds. This is a guide only. It shows the Adviser's current assessment of the potential risk of the Funds relative to one another, but this can change over time. It should not be used to compare the Funds with other mutual funds or other types of investments. Consult your financial professional to help you decide which Fund is right for you.

RISK SPECTRUM                    FUND                             PRIMARY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
                                 Asset Allocation                 Common stocks and fixed income
                                                                  securities of domestic companies
                                 ----------------------------------------------------------------------------
                                 Equity Income                    Common stocks of domestic companies
                                                                  selected primarily for their income
Conservative                                                      potential
                                 ----------------------------------------------------------------------------
                                 Growth and Income                Common stocks of companies selected for
                                                                  their growth and income potential
                                 ----------------------------------------------------------------------------
                                 Strategic Equity                 Equity securities of large and medium
                                                                  sized growth companies that exhibit above-
                                                                  average return potential relative to their
                                                                  market price
                                 ----------------------------------------------------------------------------
                                 Equity Value                     Common stocks of large and medium sized
Moderate                                                          companies believed to be undervalued
                                 ----------------------------------------------------------------------------
                                 Equity Growth                    Equity securities of growth-oriented
                                                                  companies
                                 ----------------------------------------------------------------------------
                                 International Equity             Equity securities of foreign companies
                                 ----------------------------------------------------------------------------
                                 Small Cap Value                  Common stocks of smaller companies
Aggressive                                                        believed to be undervalued
                                 ----------------------------------------------------------------------------
                                 Small Company Equity             Common stocks of smaller
                                                                  growth-oriented companies
-------------------------------------------------------------------------------------------------------------

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                             MANAGEMENT FEE AS
FUND                 A % OF AVERAGE NET ASSETS
----------------------------------------------
Asset Allocation                          0.75%
----------------------------------------------
Equity Income                             0.75%
----------------------------------------------
Growth and Income                         0.75%
----------------------------------------------
Strategic Equity                          0.55%
----------------------------------------------
Equity Value                              0.75%
----------------------------------------------
Equity Growth                             0.75%
----------------------------------------------
International Equity                      0.64%
----------------------------------------------
Small Cap Value                           0.75%
----------------------------------------------
Small Company Equity                      0.75%
----------------------------------------------


SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, approves the list of foreign countries recommended by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser has its main office at One International Place, Boston, Massachusetts 02210. The Sub-Adviser is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 1999, the Sub-Adviser had discretionary management authority over approximately $19.1 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in the Sub-Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

                                  TOTAL SALES CHARGE
                      ----------------------------------------------
                               AS A % OF          AS A % OF
AMOUNT OF             THE OFFERING PRICE               YOUR
YOUR INVESTMENT                PER SHARE         INVESTMENT
--------------------------------------------------------------------
Less than $50,000                   3.75%              3.90%
--------------------------------------------------------------------
$50,000 but less
than $100,000                       3.50%              3.63%
--------------------------------------------------------------------
$100,000 but less
than $250,000                       3.00%              3.09%
--------------------------------------------------------------------
$250,000 but less
than $500,000                       2.50%              2.56%
--------------------------------------------------------------------
$500,000 and over                   0.00%(1)           0.00%(1)
--------------------------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you can sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.


There's no sales charge when you buy Retail A Shares if:

-    You buy shares by reinvesting your dividends and distributions.

-    You buy shares for a 401(k) or SIMPLE IRA retirement account.

- You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999.

- You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.

- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

-    You were a Galaxy shareholder before December 1, 1995.

- You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).


[Sidenote:]
SALES CHARGE WAIVERS
Ask your investment professional or Galaxy's distributor, or consult the SAI for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

RETAIL B SHARES

If you buy Retail B Shares of the Funds, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

IF YOU SELL
YOUR SHARES               YOU'LL PAY A CDSC OF
----------------------------------------------
During the first year                    5.00%
----------------------------------------------
During the second year                   4.00%
----------------------------------------------
During the third year                    3.00%
----------------------------------------------
During the fourth year                   3.00%
----------------------------------------------
During the fifth year                    2.00%
----------------------------------------------
During the sixth year                    1.00%
----------------------------------------------
After the sixth year                      None
----------------------------------------------


For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.30% in shareholder service fees with respect to Retail A Shares during the current fiscal year.

Retail B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of each Fund's Retail B Share assets. The Funds do not intend to pay more than 0.95% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of a Fund, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.


CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the NAV per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:

-    $2,500 for regular accounts
-    $500 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts
-    $100 for college savings accounts, including Education IRA accounts

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


HOW TO BUY SHARES
You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.


BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction

- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.


CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.


DISCOUNT PLANS
You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote:]
DISCOUNT PLANS
You must tell your investment professional or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You  must include the following:

-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:

-    you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.


SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.


CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.


HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.


TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-    ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the International Equity Fund, pays any dividends from net investment income each quarter. The International Equity Fund pays any dividends from net investment income annually. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

-    Simplified Employee Pension Plans (SEPs).

-    Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.


COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION
Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES
Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.


INVESTCONNECT
InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET
Please visit Galaxy's Web site at: www.galaxyfunds.com

[Sidenote:]
HEARING IMPAIRED
GALAXY ALSO OFFERS A TDD SERVICE FOR THE HEARING IMPAIRED. JUST CALL 1-800-696-6515, 24 HOURS A DAY, SEVEN DAYS A WEEK.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                          Galaxy Asset Allocation Fund
                (For a share outstanding throughout each period)

                                                                   For the year ending October 31,
                                                     -----------------------------------------------------
                                                              1999                      1998
                                                     ---------------------     ---------------------
                                                      Retail       Retail        Retail       Retail
                                                     A  Shares    B Shares       A Shares    B Shares

Net asset value,
     beginning of period ..........................   $ 16.95     $ 16.92         $ 16.46     $ 16.43
                                                      -------     -------         -------     -------
Income from investment operations:
     Net investment income(2) .....................      0.37        0.25            0.38        0.29
     Net realized and unrealized gain
         (loss) on investments ....................      1.21        1.21            1.72        1.71
Total from investment operations ..................      1.58        1.46            2.10        2.00
Less dividends:
     Dividends from net investment income .........     (0.36)      (0.25)          (0.40)      (0.30)
     Dividends from net realized  capital gains ...     (0.43)      (0.43)          (1.21)      (1.21)
Total dividends ...................................     (0.79)      (0.68)          (1.61)      (1.51)
Net increase (decrease) in net asset value ........      0.79        0.78            0.49        0.49
Net asset value, end of period ....................   $ 17.74     $ 17.70         $ 16.95     $ 16.92
                                                      -------     -------         -------     -------
Total return(5) ...................................      9.53%       8.76%          13.85%      13.14%
Ratios/supplemental data:
     Net assets, end of period (000's) ............  $389,077     $91,199        $323,498     $57,876
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver .....................      2.11%       1.43%           2.43%       1.77%
     Operating expenses including
         reimbursement/waiver .....................      1.32%       2.00%           1.33%       1.99%
     Operating expenses excluding
         reimbursement/waiver .....................      1.32%       2.00%           1.33%       1.99%
Portfolio turnover rate ...........................       135%        135%            108%        108%


                                                                        For the year ending October 31,
                                                     --------------------------------------------------------------------
                                                              1997                         1996                  1995
                                                      ---------------------      ----------------------     -------------
                                                        Retail      Retail        Retail         Retail          Retail
                                                       A Shares    B Shares      A Shares       B Shares(1)     A Shares
Net asset value,
     beginning of period ..........................    $ 14.52     $ 14.51       $ 12.82        $ 13.59         $ 10.67
                                                       -------     -------       -------        -------         -------
Income from investment operations:
     Net investment income(2) .....................       0.40        0.29          0.30           0.13            0.30
     Net realized and unrealized gain
         (loss) on investments ....................       2.43        2.42          1.83           0.91            2.16
Total from investment operations ..................       2.83        2.71          2.13           1.04            2.46
Less dividends:
     Dividends from net investment income .........      (0.38)      (0.28)        (0.30)         (0.12)          (0.31)
     Dividends from net realized capital gains ....      (0.51)      (0.51)        (0.13)            --              --
Total dividends ...................................      (0.89)      (0.79)        (0.43)         (0.12)          (0.31)
Net increase (decrease) in net asset value ........       1.94        1.92          1.70           0.92            2.15
Net asset value, end of period ....................    $ 16.46     $ 16.43       $ 14.52         $14.51         $ 12.82
                                                       -------     -------       -------        -------         -------
Total return(5) ...................................      20.23%      19.34%        16.92%          7.71%(3)       23.42%
Ratios/supplemental data:
     Net assets, end of period (000's) ............   $177,239     $30,688      $116,852         $3,557         $76,368
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver .....................       2.66%       1.95%         2.29%          1.73%(4)        2.52%
     Operating expenses including
         reimbursement/waiver .....................       1.37%       2.10%         1.42%          1.95%(4)        1.48%
     Operating expenses excluding
         reimbursement/waiver .....................       1.37%       2.19%         1.42%          2.15%(4)        1.50%
Portfolio turnover rate ...........................         58%         58%           48%            48%             41%

------------------------------

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.37, $0.38, $0.40,
     $0.30 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $0.25, $0.29, $0.28 and $0.12, respectively.

(3)  Not Annualized.

(4)  Annualized.

(5) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

                                           Galaxy Equity Income Fund
                                (For a share outstanding throughout each period)

                                                                    For the year ending October 31,
                                                              -------------------------------------------
                                                                  1999           1999           1998
                                                                 ------         -------        ------
                                                                Retail          Retail         Retail
                                                               A Shares       B Shares(1)     A Shares
Net asset value, beginning of period..................           $  19.67        $  19.48     $  18.82
                                                                 --------        --------     --------
Income from investment operations:
     Net investment income(2).........................               0.19            0.11         0.25
     Net realized and unrealized gain
         on investments...............................               1.69            1.62         2.43
Total from investment operations......................               1.88            1.73         2.68
Less dividends:
     Dividends from net investment income.............              (0.20)          (0.11)       (0.25)
     Dividends from net realized capital gains                      (1.85)          (1.85)       (1.58)
Total dividends.......................................              (2.05)          (1.96)       (1.83)
Net increase (decrease) in net asset value............              (0.17)          (0.23)        0.85
Net asset value, end of period........................            $ 19.50         $ 19.25     $  19.67
                                                                 --------        --------     --------
Total return(3).......................................              10.14%           9.38%       15.23%

Ratios/supplemental data:
     Net assets, end of period (000's)................           $213,041        $  3,213     $207,850
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.........................               0.97%           0.33%        1.30%
     Operating expenses including
         reimbursement/waiver.........................               1.33%           1.97%        1.34%
     Operating expenses excluding
         reimbursement/waiver.........................               1.33%           2.23%        1.34%
Portfolio turnover rate...............................                 38%             38%          46%


                                                                      For the year ending October 31,
                                                              ------------------------------------------------
                                                                 1997              1996          1995
                                                                ------            ------        ------
                                                                   Retail          Retail         Retail
                                                                  A Shares        A Shares       A Shares
Net asset value, beginning of period..................            $  16.91       $  14.98        $  12.74
                                                                  --------       --------        --------
Income from investment operations:
     Net investment income(2).........................                0.30           0.30            0.28
     Net realized and unrealized gain
         on investments...............................                3.35           2.47            2.47
Total from investment operations......................                3.65           2.77            2.75
Less dividends:
     Dividends from net investment income.............               (0.30)         (0.30)          (0.30)
     Dividends from net realized capital gains                       (1.44)         (0.54)          (0.21)
Total dividends.......................................               (1.74)         (0.84)          (0.51)
Net increase (decrease) in net asset value............                1.91           1.93            2.24
Net asset value, end of period........................             $ 18.82        $ 16.91         $ 14.98
                                                                  --------       --------        --------
Total return(3).......................................               23.28%         19.01%          22.23%
Ratios/supplemental data:
     Net assets, end of period (000's)................            $169,276       $126,952         $81,802
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.........................                1.70%          1.86%           2.08%
     Operating expenses including
         reimbursement/waiver.........................                1.39%          1.40%           1.49%
     Operating expenses excluding
         reimbursement/waiver.........................                1.41%          1.40%           1.51%
Portfolio turnover rate...............................                  37%            45%             21%

-----------------------------

(1)  The Fund began issuing Retail B Shares on November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.19, $0.25, $0.30,
     $0.30 and $0.28, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the year ended October 31, 1999 was $0.08.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

                        Galaxy Growth and Income Fund
                (For a share outstanding throughout each period)

                                                                             For the year ending October 31,
                                                                  --------------------------------------------------
                                                                         1999                       1998
                                                                 ----------------------        ----------------------
                                                                Retail          Retail         Retail        Retail
                                                               A Shares       B Shares        A Shares      B Shares
Net asset value,
     beginning of period ....................................   $14.87         $14.83          $16.24           $16.23
                                                               -------         ------          ------          -------
Income from investment operations:
     Net investment income(3) ...............................     0.08(8)       (0.04)(8)        0.12               --(7)
     Net realized gain on investments .......................     2.02           2.02            1.32             1.31
Total from investment operations ............................     2.10           1.98            1.44             1.31
Less dividends:
     Dividends from net investment income ...................    (0.08)            --           (0.13)           (0.03)
     Dividends from net realized gains ......................    (0.91)         (0.91)          (2.68)           (2.68)
Total dividends .............................................    (0.99)         (0.91)          (2.81)           (2.71)
Net increase (decrease) in net asset value ..................     1.11           1.07           (1.37)           (1.40)
Net asset value, end of period ..............................   $15.98         $15.90          $14.87           $14.83
                                                               -------         ------          ------          -------
Total return(4) .............................................    14.56%         13.72%           9.93%            9.09%
Ratios/supplemental data:
     Net assets, end of period (000's) ...................... $232,110        $62,366        $214,110          $53,216
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver ...............................     0.53%         (0.22)%          0.75%            0.01%
     Operating expenses including
         reimbursement/waiver ...............................     1.28%          2.03%           1.28%            2.02%
     Operating expenses excluding
         reimbursement/waiver ...............................     1.38%          2.04%           1.35%            2.02%
Portfolio turnover rate .....................................       20%            20%             38%              38%


                                                                             For the year ending October 31,
                                                                     --------------------------------------------------
                                                                         1997                                 1996(1)
                                                                  ----------------------               ----------------------
                                                                   Retail         Retail               Retail        Retail
                                                                  A Shares       B Shares             A Shares      B Shares(2)
Net asset value,
     beginning of period ....................................     $13.78           $13.77            $12.35          $12.97
                                                                  ------           ------            ------          ------
Income from investment operations:
     Net investment income(3) ...............................       0.18             0.10              0.21            0.07
     Net realized gain on investments .......................       3.67             3.65              2.16            0.81
Total from investment operations ............................       3.85             3.75              2.37            0.88
Less dividends:
     Dividends from net investment income ...................      (0.20)           (0.10)            (0.21)          (0.08)
     Dividends from net realized gains ......................      (1.19)           (0.19)            (0.73)             --
Total dividends .............................................      (1.39)           (1.29)            (0.94)          (0.08)
Net increase (decrease) in net asset value ..................       2.46             2.46              1.43            0.80
Net asset value, end of period ..............................     $16.24           $16.23            $13.78          $13.77
                                                                  ------           ------            ------          ------
Total return(4) .............................................      30.10%           29.11%            20.25%           6.83%(5)
Ratios/supplemental data:
     Net assets, end of period (000's) ......................   $141,884          $35,178           $77,776          $4,562
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver ...............................       1.18%            0.31%             1.65%           0.79%(6)
     Operating expenses including
         reimbursement/waiver ...............................       1.27%            2.05%             1.34%           1.96%(6)
     Operating expenses excluding
         reimbursement/waiver ...............................       1.45%            2.28%             1.45%           2.11%(6)
Portfolio turnover rate .....................................         93%              93%               59%             59%


                                                                     For the year ending October 31,
                                                              --------------------------------------------------
                                                                     1995
                                                                  ------------
                                                                    Retail
                                                                   A Shares
Net asset value,
     beginning of period ....................................       $11.15
                                                                    ------
Income from investment operations:
     Net investment income(3) ...............................         0.24
     Net realized gain on investments .......................         1.70
Total from investment operations ............................         1.94
Less dividends:
     Dividends from net investment income ...................        (0.25)
     Dividends from net realized gains ......................        (0.49)
Total dividends .............................................        (0.74)
Net increase (decrease) in net asset value ..................         1.20
Net asset value, end of period ..............................       $12.35
                                                                    ------
Total return(4) .............................................        18.52%
Ratios/supplemental data:
     Net assets, end of period (000's) ......................      $51,078
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver ...............................         2.10%
     Operating expenses including
         reimbursement/waiver ...............................         1.32%
     Operating expenses excluding
         reimbursement/waiver ...............................         1.77%
Portfolio turnover rate .....................................           51%

------------------------------

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. The Predecessor Fund began offering Investment Shares on February 12, 1993. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2)  The Fund began issuing Retail B Shares on March 4, 1996.

(3) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.07, $0.10, $0.18,
     $0.19 and $0.22, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.04), $0.00, $0.08 and $0.05, respectively.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5)  Not annualized.

(6)  Annualized.

(7)  Net investment income per share is less than $0.005.

(8) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                          Galaxy Strategic Equity Fund
                 (For a share outstanding throughout each period)

                                                       ------------------------------------------------
                                                             For the year             For the period
                                                        ending October 31,           ending October 31,
                                                                 1999                      1998(1)
                                                                 ----                      ----
                                                          Retail       Retail      Retail        Retail
                                                         A Shares     B Shares    A Shares      B Shares
Net asset value, beginning of period .................   $ 9.62       $ 9.61      $10.00       $10.00
                                                         ------       ------      ------       ------
Income from investment operations:
     Net investment income (loss)(2)..................     0.04(7)     (0.02)(7)      --(3)     (0.02)
     Net realized and unrealized (loss) on investments     0.27         0.26       (0.38)       (0.37)
Total from investment operations......................     0.31         0.24       (0.38)       (0.39)
Less dividends:
     Dividends from net investment income.............    (0.03)          --          --           --
     Dividends from net realized capital gains........    (0.01)       (0.01)         --           --
Total dividends.......................................    (0.04)       (0.01)         --           --
Net (decrease) in net asset value.....................     0.27         0.23       (0.38)       (0.39)
Net asset value, end of period........................   $ 9.89       $ 9.84       $9.62        $9.61
                                                         ------       ------      ------       ------
Total return(4).......................................     3.25%        2.50%      (3.75)%(5)    4.76%(5)
Ratios/supplemental data:
     Net assets, end of period (000's)................   $8,229       $1,348      $4,051          $583
Ratios to average net assets:
     Net investment income including
     reimbursement/waiver.............................     0.41%       (0.24)%   0.06%(6)    (0.55)%(6)
     Operating expenses including reimbursement/waiver     1.19%        1.84%    1.40%(6)      2.01%(6)
     Operating expenses excluding reimbursement/waiver     1.63%        2.40%    2.41%(6)      3.05%(6)
Portfolio turnover rate...............................       79%          79%      30%(5)        30%(5)

------------------------------

1    The Fund commenced operations on March 4, 1998.

2 Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the year ended October 31, 1999 and the period ended October 31, 1998 was $0.00 and $0.00, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the year ended October 31, 1999 and the period ended October 31, 1998 was $(0.08) and $(0.06), respectively.

3    Net investment income per share is less than $0.00.

4 Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

5    Not annualized.

6    Annualized.

7 The selected per share data was calculated using the weighted average shares outstanding method for the year.

                            Galaxy Equity Value Fund
                (For a share outstanding throughout each period)

                                                            For the year ending October 31,
                                                 --------------------------------------------------
                                                         1999                      1998
                                                 -----------------------   ------------------------
                                                   Retail       Retail       Retail         Retail
                                                  A Shares     B Shares     A Shares       B Shares
Net asset value,
     beginning of period..................        $  16.50     $  16.44    $  18.21       $  18.24
                                                  --------     --------    --------       --------
Income from investment operations:
     Net investment income (loss)(2)......           (0.03)       (0.15)       0.03          (0.08)
     Net realized and unrealized gain
         on investments...................            2.42         2.40        1.50           1.48
Total from investment operations..........            2.39         2.25        1.53           1.40
Less dividends:
     Dividends from net investment income.              --           --       (0.04)            --
     Dividends from net realized capital gains       (0.61)       (0.61)      (3.20)         (3.20)
Total dividends...........................           (0.61)       (0.61)      (3.24)         (3.20)
Net increase (decrease) in net asset value            1.78         1.64       (1.71)         (1.80)
Net asset value, end of period............        $  18.28     $  18.08    $  16.50       $  16.44
                                                  --------     --------    --------       --------
Total return(3)...........................           14.63%       13.81%       9.88%          9.07%
Ratios/supplemental data:
     Net assets, end of period (000's)....        $258,332     $ 30,988    $234,730        $23,103
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.............           (0.16)%      (0.87)%      0.15%        (0.54)%
     Operating expenses including
         reimbursement/waiver.............            1.37%        2.08%       1.37%         2.06%
     Operating expenses excluding
         reimbursement/waiver.............            1.37%        2.08%       1.37%         2.06%
Portfolio turnover rate................                 75%          75%         82%           82%


                                                                 For the year ending October 31,
                                                 -----------------------------------------------------------
                                                        1997                   1996                  1995
                                                 --------------------   ----------------------    ----------
                                                   Retail     Retail      Retail      Retail       Retail
                                                  A Shares   B Shares    A Shares    B Shares(1)   A Shares
Net asset value,
     beginning of period..................       $  15.96    $  15.99   $  14.33    $  14.74      $  13.31
                                                 --------    --------   --------    --------      --------
Income from investment operations:
     Net investment income (loss)(2)......           0.11         --        0.14        0.04          0.22
     Net realized and unrealized gain
         on investments...................           4.16       4.17        2.74        1.25          2.24
Total from investment operations..........           4.27       4.17        2.88        1.29          2.46
Less dividends:
     Dividends from net investment income.          (0.12)     (0.02)      (0.14)      (0.04)        (0.23)
     Dividends from net realized capital gains      (1.90)     (1.90)      (1.11)         --         (1.21)
Total dividends...........................          (2.02)     (1.92)      (1.25)      (0.04)        (1.44)
Net increase (decrease) in net asset value           2.25       2.25        1.63        1.25          1.02
Net asset value, end of period............       $  18.21    $ 18.24    $  15.96    $  15.99      $  14.33
                                                 --------    --------   --------    --------      --------
Total return(3)...........................          29.48%     28.60%      21.49%       8.80%(4)     20.81%
Ratios/supplemental data:
     Net assets, end of period (000's)....       $182,641    $14,958    $131,998    $  1,916       $96,555
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.............           0.63%    (0.13)%       1.00%       0.43%(5)      1.62%
     Operating expenses including
         reimbursement/waiver.............           1.38%     2.07%        1.45%       1.94%(5)      1.49%
     Operating expenses excluding
         reimbursement/waiver.............           1.38%     2.38%        1.45%       2.24%(5)      1.50%
Portfolio turnover rate................               111%      111%         116%        116%           76%

------------------------------

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.03), $0.03,
     $0.11, $0.14 and $0.22 , respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.15), $(0.08), $(0.03) and $0.01, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4)  Not annualized.

(5)  Annualized.

                            Galaxy Equity Growth Fund
                (For a share outstanding throughout each period)

                                                             For the year ending October 31,
                                                 ---------------------------------------------------------
                                                         1999                      1998
                                                 -----------------------   ------------------------
                                                   Retail       Retail       Retail         Retail
                                                  A Shares     B Shares     A Shares       B Shares
Net asset value,
     beginning of period ........................   $24.47       $24.07       $25.14         $24.91
                                                    ------       ------       ------         ------
Income from investment operations:
     Net investment income (loss)(2) ............    (0.06)       (0.20)        0.01          (0.16)(2)
     Net realized and unrealized gain
         on investments .........................     6.48         6.30         3.19           3.16
Total from investment operations ................     6.42         6.10         3.20           3.00
Less dividends:
     Dividends from net investment income .......       --           --        (0.03)            --
     Dividends in excess of net investment income       --           --           --(5)          --(5)
     Dividends from net realized capital gains ..    (1.90)       (1.90)       (3.84)         (3.84)
Total dividends .................................    (1.90)       (1.90)       (3.87)         (3.84)
Net increase (decrease) in net asset value ......     4.52         4.20        (0.67)         (0.84)
Net asset value, end of period ..................   $28.99       $28.27       $24.47         $24.07
                                                                              ------         ------
Total return(3) .................................    27.55%       26.63%       14.73%         13.98%
Ratios/supplemental data:
     Net assets, end of period (000's) .......... $443,639      $71,525     $312,951        $34,693
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver ...................    (0.25)%      (0.96)%       0.02%         (0.68)%
     Operating expenses including
         reimbursement/waiver ...................     1.34%        2.05%        1.34%          2.04%
     Operating expenses excluding
         reimbursement/waiver ...................     1.34%        2.08%        1.34%          2.04%
Portfolio turnover rate .........................       53%          53%          60%            60%


                                                                For the year ending October 31,
                                                 --------------------------------------------------------------
                                                         1997                   1996                  1995
                                                  --------------------   ----------------------    ----------
                                                    Retail     Retail      Retail      Retail       Retail
                                                   A Shares   B Shares    A Shares    B Shares(1)   A Shares
Net asset value,
     beginning of period ........................    $20.37     $20.26      $17.29      $18.77        $14.18
                                                     ------     ------      ------      ------        ------
Income from investment operations:
     Net investment income (loss)(2) ............      0.07      (0.09)(4)    0.10       (0.01)         0.14
     Net realized and unrealized gain
         on investments .........................      6.05       6.02        3.39        1.50          3.28
Total from investment operations ................      6.12       5.93        3.49        1.49          3.42
Less dividends:
     Dividends from net investment income .......     (0.07)        --       (0.11)         --         (0.14)
     Dividends in excess of net investment income        --         --          --          --            --
     Dividends from net realized capital gains ..     (1.28)     (1.28)      (0.30)         --         (0.17)
Total dividends .................................     (1.35)     (1.28)      (0.41)         --         (0.31)
Net increase (decrease) in net asset value ......      4.77       4.65        3.08        1.49          3.11
Net asset value, end of period ..................    $25.14     $24.91      $20.37      $20.26        $17.29
                                                     ------     ------      ------      ------        ------
Total return(3) .................................     31.61%     30.78%      20.51%      7.95%(6)      24.54%
Ratios/supplemental data:
     Net assets, end of period (000's) ..........  $226,330    $20,363    $160,800      $3,995       $98,911
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver ...................      0.30%     (0.40)%      0.50%      (0.16)%(7)     0.85%
     Operating expenses including
         reimbursement/waiver ...................      1.37%      2.07%       1.40%       1.92%(7)      1.45%
     Operating expenses excluding
         reimbursement/waiver ...................      1.37%      2.30%       1.40%       2.29%(7)      1.47%
Portfolio turnover rate .........................        66%        66%         36%         36%           14%

------------------------------------

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.06), $0.01,
     $0.07, $0.10 and $0.13 , respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 was $(0.21), $(0.16)(4), $(0.14)(4) and $(0.03), respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(5) Dividends in excess of net investment income per share were less than $0.005.

(6)  Not annualized.

(7)  Annualized.

                        Galaxy International Equity Fund
                (For a share outstanding throughout each period)

                                                             For the year ending October 31,
                                                 --------------------------------------------------------------------------------
                                                    1999         1999         1998            1997         1996          1995
                                                 ---------    ----------   -----------     -----------  ------------  ----------
                                                   Retail       Retail       Retail          Retail       Retail       Retail
                                                  A Shares     B Shares(1)   A Shares        A Shares     A Shares     A Shares
Net asset value, beginning of period ...........  $  16.75     $  16.85      $  15.18        $  13.94     $  12.92      $  13.20
                                                  --------     --------      --------        --------     --------      --------
Income from investment operations:
   Net investment income(3).....................      0.01(2)     (0.09)(2)      0.07            0.01         0.11          0.11
   Net realized and unrealized gain (loss)
       on investments...........................      4.72         4.74          1.93            2.09         1.27         (0.21)
Total from investment operations................      4.73         4.65          2.00            2.10         1.38         (0.10)
Less dividends:
   Dividends from net investment income.........     (0.05)       (0.13)        (0.07)          (0.18)       (0.12)        (0.02)
   Dividends from net realized capital gains....     (0.57)       (0.57)        (0.36)          (0.68)       (0.24)        (0.16)
Total dividends.................................     (0.62)       (0.70)        (0.43)          (0.86)       (0.36)        (0.18)
Net increase (decrease) in net asset value......      4.11         3.95          1.57            1.24         1.02         (0.28)
Net asset value, end of period..................  $  20.86     $  20.80      $  16.75        $  15.18     $  13.94      $  12.92
                                                  --------     --------      --------        --------     --------      --------
Total return(4).................................     29.04%       28.41%        13.64%          15.88%       10.86%        (0.64)%
Ratios/supplemental data:
   Net assets, end of period (000's)............  $ 89,327     $  2,189      $ 66,541        $ 56,592     $ 35,144      $ 30,104
Ratios to average net assets:
   Net investment income including
       reimbursement/waiver.....................      0.03%       (0.45)%        0.39%           0.03%        0.78%         0.84%
     Operating expenses including
       reimbursement/waiver.....................      1.48%        1.96%         1.48%           1.60%        1.70%         1.76%
     Operating expenses excluding
       reimbursement/waiver.....................      1.73%        2.70%         1.73%           1.85%        1.98%         2.03%
Portfolio turnover rate.........................        45%          45%           49%             45%         146%           48%

-----------------------------

(1)  The Fund began issuing Retail B Shares on November 1, 1998.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(3) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.04),
     $0.03, $(0.01), $0.07 and $0.08, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the year ended October 31, 1999 was $(0.25).

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

                           Galaxy Small Cap Value Fund
                (For a share outstanding throughout each period)

                                                                         For the year ending October 31,
                                                 -----------------------------------------------------------------------------------
                                                    1999         1999         1998            1997         1996(1)      1995
                                                 ---------    ----------   -----------     -----------  ------------  ----------
                                                   Retail       Retail       Retail          Retail       Retail       Retail
                                                  A Shares     B Shares(2)   A Shares        A Shares     A Shares     A Shares
Net asset value, beginning of period...........   $  13.53      $  13.59     $  18.29        $  14.75     $  12.68     $  11.06
                                                  --------      --------     --------        --------     --------     --------
Income from investment operations:
   Net investment income (loss)(3).............       0.02         (0.04)        0.08           (0.04)(5)     0.01        (0.02)
   Net realized gain (loss) on investments.....       0.73          0.68        (2.08)           5.72         2.95         2.21
Total from investment operations...............       0.75          0.64        (2.00)           5.68         2.96         2.19
Less dividends:
   Dividends from net investment income........      (0.03)           --        (0.08)             --        (0.02)          --
   Dividends in excess of net investment
       income..................................         --            --           --              --           --          --
   Dividends from net realized gains...........      (1.27)        (1.27)       (2.68)          (2.14)       (0.87)       (0.57)
Total dividends................................      (1.30)        (1.27)       (2.76)          (2.14)       (0.89)       (0.57)
Net increase (decrease) in net asset value.....      (0.55)        (0.63)       (4.76)           3.54         2.07         1.62
Net asset value, end of period.................   $  12.98      $  12.96     $  13.53        $  18.29     $  14.75     $  12.68
                                                  --------      --------     --------        --------     --------     --------
Total return(4)................................       5.68%         4.80%      (12.52)%         43.58%       24.77%       21.27%
Ratios/supplemental data:
  Net assets, end of period (000's)............   $ 80,870      $  1,637     $ 87,781        $ 63,658     $ 34,402     $ 27,546
Ratios to average net assets:
    Net investment income including
      reimbursement/waiver.....................       0.13%        (0.66)%       0.38%          (0.25)%       0.08%       (0.19)%
    Operating expenses including
      reimbursement/waiver.....................       1.31%         2.10%        1.31%           1.30%        1.40%        1.35%
    Operating expenses excluding
      reimbursement/waiver.....................       1.59%         2.88%        1.45%           1.52%        1.55%        1.85%
Portfolio turnover rate........................         42%           42%          33%             52%          39%          32%

-----------------------------

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. The Predecessor Fund began offering Investment Shares on February 12, 1993. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2)  The Fund began issuing Retail B Shares on November 1, 1998.

(3) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.02), $0.05,
     $(0.02), $0.01 and $(0.08) respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the year ended October 31, 1999 was $(0.09).

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5) The selected per share data was calculated using the weighted average shares outstanding method for the year.

                        Galaxy Small Company Equity Fund
                (For a share outstanding throughout each period)

                                                                        For the year ending October 31,
                                                           -----------------------------------------------------
                                                              1999                      1998                  1997
                                                     ---------------------     ---------------------   --------------------
                                                      Retail       Retail        Retail       Retail     Retail     Retail
                                                     A  Shares    B Shares       A Shares    B Shares   A Shares   B Shares
Net asset value,
     beginning of period..............                $ 13.63      $ 13.39        $ 20.94     $ 20.73   $  19.96   $  19.91
                                                      -------      -------        -------     -------   --------   --------
Income from investment operations:
     Net investment income (loss)(2)                    (0.23)       (0.34)         (0.19)      (0.30)     (0.18)     (0.21)
     Net realized and unrealized gain
         (loss) on investments........                   2.26         2.26          (4.86)      (4.78)      3.54       3.41
Total from investment operations......                   2.03         1.92          (5.05)      (5.08)      3.36       3.20
Less dividends:
     Dividends from net investment income                  --           --             --          --         --         --
     Dividends from net realized capital gains...          --           --          (2.26)      (2.26)     (2.38)     (2.38)
Total dividends.....................                       --           --          (2.26)      (2.26)     (2.38)     (2.38)
Net increase (decrease) in net asset value....           2.03         1.92          (7.31)      (7.34)      0.98       0.82
Net asset value, end of period........                $ 15.66      $ 15.31        $ 13.63     $ 13.39   $  20.94   $  20.73
                                                      -------      -------        -------     -------   --------   --------
Total return(4)......................                   14.89%       14.34%        (26.26)%    (26.72)%    19.08%     18.23%
Ratios/supplemental data:
     Net assets, end of period (000's)                $87,921      $12,212        $95,831     $12,565   $135,593   $14,731
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.........                  (1.41)%      (2.04)%        (1.13)%     (1.78)%    (1.02)%    (1.76)%
     Operating expenses including
         reimbursement/waiver.........                   1.53%        2.16%          1.46%       2.11%      1.46%      2.20%
       Operating expenses excluding
         reimbursement/waiver.........                   1.54%        2.32%          1.47%       2.16%      1.48%      2.44%
   Portfolio turnover rate............                    105%         105%            78%         78%        69%        69%


                                                           For the year ending October 31,
                                                     ------------------------------------------
                                                            1996                     1995
                                                     --------------------------    ----------
                                                       Retail         Retail         Retail
                                                      A Shares       B Shares(1)    A Shares
Net asset value,
     beginning of period..............                $  16.28       $  17.27       $  12.35
                                                      --------       --------       --------
Income from investment operations:
     Net investment income (loss)2                       (0.14)         (0.19)(3)      (0.09)
     Net realized and unrealized gain
         (loss) on investments........                    3.99           2.83           4.21
Total from investment operations......                    3.85           2.64           4.12
Less dividends:
     Dividends from net investment income                   --             --             --
     Dividends from net realized capital gains...        (0.17)            --          (0.19)
Total dividends.....................                     (0.17)            --          (0.19)
Net increase (decrease) in net asset value....            3.68           2.64           3.93
Net asset value, end of period........                $  19.96       $  19.91       $  16.28
                                                      --------       --------       --------
Total return(4)......................                    23.97%         15.34%(5)      34.01%
Ratios/supplemental data:
     Net assets, end of period (000's)                $111,101         $3,659       $ 45,668
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver.........                   (1.03)%        (1.50)%(6)     (0.85)%
     Operating expenses including
         reimbursement/waiver.........                    1.57%          2.04%(6)       1.60%
       Operating expenses excluding
         reimbursement/waiver.........                    1.57%          2.44%(6)       1.64%
   Portfolio turnover rate............                      82%            82%            54%

-----------------------------

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $(0.23),
     $(0.19), $(0.18), $(0.14) and $(0.09), respectively. Net investment income
     (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended
     October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 were $(0.37), $(0.30), $ (0.24) and $(0.24), respectively.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(5)  Not annualized.

(6)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is 811-4636.

[Fleet assigned code]

QRGALE   3/1/00

[Front cover page]


Galaxy Equity Funds
The Galaxy Fund


Prospectus


February 29, 2000
----------------------


Galaxy Asset Allocation Fund
Galaxy Equity Income Fund
Galaxy Growth and Income Fund
Galaxy Strategic Equity Fund
Galaxy Equity Value Fund
Galaxy Equity Growth Fund
Galaxy International Equity Fund
Galaxy Small Cap Value Fund
Galaxy Small Company Equity Fund

Trust Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1      Risk/return summary
1      Introduction
3      Galaxy Asset Allocation Fund
8      Galaxy Equity Income Fund
11     Galaxy Growth and Income Fund
15     Galaxy Strategic Equity Fund
19     Galaxy Equity Value Fund
23     Galaxy Equity Growth Fund
27     Galaxy International Equity Fund
31     Galaxy Small Cap Value Fund
35     Galaxy Small Company Equity Fund
39     Additional information about risk
40     Investor guidelines
41     Fund management
43     How to invest in the Funds
43     Buying and selling shares
44        How to buy shares
44        How to sell shares
44        Other transaction policies
46     Dividends, distributions and taxes
48     Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Equity Funds. Each Fund invests primarily or to a significant degree in equity securities, such as common stock, preferred stock and securities that are convertible into common stock.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.


WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. Generally, a fund's objective and the types of investments it makes can help you gauge its level of risk. On page 34, you'll find a table that gives a general overview of the risk spectrum of the Galaxy Equity Funds.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Asset Allocation Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances, the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the

Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.

- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:             11.74% for the quarter ending December 31, 1998
Worst quarter:            -3.75% for the quarter ending September 30, 1998

[bar chart goes here]

---------------------------------------------------------------------------------------------------------
1992               1993       1994         1995         1996          1997         1998         1999
---------------------------------------------------------------------------------------------------------
6.58%              8.08%      -2.29%       30.54%       15.36%        19.86%       17.89%       7.41%
---------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

---------------------------------------------------------------------------------------------------------
                            1 year                  5 years            Since inception
---------------------------------------------------------------------------------------------------------
Trust Shares                 7.41%                  17.98%             12.53% (12/30/91)
---------------------------------------------------------------------------------------------------------

S&P 500                     21.03%                  28.54%             19.69% (since 12/31/91)
---------------------------------------------------------------------------------------------------------
DJIA                        27.29%                  27.10%             20.26% (since 12/31/91)
---------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


[Sidenote:]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------
                                                                            TOTAL
                                                                            FUND
                        Management        Distribution        Other         OPERATING
                        fees              (12b-1) fees        expenses      EXPENSES
------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.36%         1.11%
------------------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $113                  $353                 $612                  $1,352
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

Galaxy Equity Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. The Adviser looks for investments that offer dividends, prospects for dividend growth and capital appreciation. However, the Fund's portfolio may include securities that offer only growth potential or only income potential.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:         13.37% for the quarter ending June 30, 1997
Worst quarter:        -8.31% for the quarter ending September 30, 1998

[bar chart goes here]

-----------------------------------------------------------------------------------------------------------------
1991            1992       1993        1994        1995         1996         1997         1998         1999
-----------------------------------------------------------------------------------------------------------------
22.37%          7.43%      8.05%       0.88%       33.73%       17.06%       26.01%       16.10%       4.84%
-----------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
------------------------------------------------------------------------------------------------------
Trust Shares                  4.84%                     19.15%                14.62% (12/14/90)
------------------------------------------------------------------------------------------------------
S&P 500                      21.03%                     28.54%                21.00% (since 12/1/90)
------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.16%         0.91%
------------------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-----------------------------------------------------------------------------------------------------------
Trust Shares            $93                   $290                 $504                  $1,120
-----------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is J. Edward Klisiewicz, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Klisiewicz has been the Fund's portfolio manager since it began operations in 1990. He has been with the Adviser and its predecessors since 1970.

Galaxy Growth and Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The
Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.
The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Trust Shares of the Predecessor Fund.

[Sidenote:]
Best quarter:          20.76% for the quarter ending December 31, 1998
Worst quarter:        -13.49% for the quarter ending September 30, 1998

[bar chart goes here]

-------------------------------------------------------------------------------------------
1993          1994        1995         1996         1997         1998         1999
-------------------------------------------------------------------------------------------
9.56%         5.12%       29.67%       20.20%       29.66%       15.96%       7.09%
-------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

-------------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
-------------------------------------------------------------------------------------------------------------
Trust Shares                  7.09%                     20.20%                16.43% (12/14/92)
-------------------------------------------------------------------------------------------------------------
S&P 500                      21.03%                     28.54%                21.46% (since 12/1/92)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.31%         1.06%
------------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $108                  $337                 $585                  $1,294
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.

Galaxy Strategic Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium size companies representative of the S&P 500, although the universe of stocks monitored by the Adviser is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the Adviser looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the Adviser's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
VALUE STOCKS AND GROWTH STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios. Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Trust Shares during the last calendar year.


[Sidenote:]
Best quarter:              11.69% for the quarter ending June 30, 1999
Worst quarter:            -13.56% for the quarter ending September 30, 1999

[bar chart goes here]

---------------
     1999
---------------
     0.42%
---------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

----------------------------------------------------------------------------------------
                             1 year                     Since inception
----------------------------------------------------------------------------------------
Trust Shares                  0.42%                      1.91% (3/4/98)
----------------------------------------------------------------------------------------
S&P 500                      21.03%                     21.73% (since 2/28/98)
----------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Trust Shares            0.75%(1)          None                0.24%         0.99%(1)
------------------------------------------------------------------------------------------

(1)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.79%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $101                  $315                 $547                  $1,213
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter B. Hathaway, CFA, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hathaway has been the Fund's portfolio manager since it began operations in March 1998. He has been in the investment management business with the Adviser and its predecessors since 1964 and has been responsible for the Adviser's "Value Driven Growth" investment process since 1991.

Galaxy Equity Value Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities, mainly common stocks, that the Adviser believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Adviser uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the Adviser to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The Adviser then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models can't measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:              27.21% for the quarter ending December 31, 1998
Worst quarter:            -15.22% for the quarter ending September 30, 1998

[bar chart goes here]

----------------------------------------------------------------------------------------------------------------------
 1990        1991        1992        1993       1994        1995        1996       1997        1998         1999
----------------------------------------------------------------------------------------------------------------------
-3.20%       23.36%      8.21%       14.75%     3.56%       28.45%      21.61%     28.08%      24.15%       7.08%
----------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to broad-based market indices.

---------------------------------------------------------------------------------------------------------------------
                                    1 year           5 years           10 years        Since inception
---------------------------------------------------------------------------------------------------------------------
Trust Shares                         7.08%           21.61%            15.11%          15.20% (9/1/88)
---------------------------------------------------------------------------------------------------------------------
S&P 500                             21.03%           28.54%            18.19%          14.50% (since 9/1/88)
---------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average                        6.61%           18.08%            12.88%          13.87% (since 8/31/88)
---------------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


[Sidenote:]
The Lipper Multi-Cap Value Funds Average is an unmanaged index that measures the performance of a select group of mutual funds with investment objectives similar to that of the Fund.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.28%         1.03%
------------------------------------------------------------------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $105                  $328                 $569                  $1,259
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is G. Jay Evans, CFA, a Senior Vice President of the Adviser since 1991. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Evans has been the Fund's portfolio manager since 1993. He has been with the Adviser and its predecessors since 1978.

Galaxy Equity Growth Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:          24.20% for the quarter ending December 31, 1998
Worst quarter:        -11.64% for the quarter ending September 30, 1998

[bar chart goes here]

--------------------------------------------------------------------------------------------------------------------
1991            1992       1993        1994        1995         1996         1997         1998         1999
--------------------------------------------------------------------------------------------------------------------
30.40%          6.11%      5.37%       0.72%       34.29%       20.95%       30.97%       26.15%       26.55%
--------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999 as compared to a broad-based market index.

-------------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
-------------------------------------------------------------------------------------------------------------
Trust Shares                 26.55%                     27.70%                19.46% (12/14/90)
-------------------------------------------------------------------------------------------------------------
S&P 500                      21.03%                     28.54%                21.00% (since 12/1/90)
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

---------------------------------------------------------------------------------------------------------
                        Management        Distribution        Other           Total Fund operating
                        fees              (12b-1) fees        expenses        expenses
---------------------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.18%           0.93%
---------------------------------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $95                   $296                 $515                  $1,143
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser since 1988. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.

Galaxy International Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Discussions with company management are an important element of this analysis and give the Sub-Adviser an opportunity to test its assumptions against management's near-term and long-term objectives. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, if alternative investments provide potentially more attractive returns.


[Sidenote:]
SUB-ADVISER
The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.

- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS: The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:           24.53% for the quarter ending December 31, 1999
Worst quarter:         -14.53% for the quarter ending September 30, 1998

[bar chart goes here]

---------------------------------------------------------------------------------------------------------
1992           1993         1994         1995         1996         1997         1998         1999
---------------------------------------------------------------------------------------------------------
-2.29%         31.62%       -2.39%       11.74%       10.74%       14.09%       21.99%       41.89%
---------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999 as compared to a broad-based market index.

---------------------------------------------------------------------------------------------------------

                             1 year                   5 years            Since inception
---------------------------------------------------------------------------------------------------------
Trust Shares                 41.89%                   19.56%             15.04% (12/30/91)
---------------------------------------------------------------------------------------------------------
MSCI EAFE Index              26.96%                   12.83%             10.94%  (since 12/31/91)
---------------------------------------------------------------------------------------------------------


[Sidenote:]
The Morgan Stanley Capital International Europe, Australasia and Far East
(MSCI EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

------------------------------------------------------------------------------------------------------
                        Management        Distribution        Other         Total Fund operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------------------
Trust Shares            0.89%(1)          None                0.27%         1.16%(1)
------------------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. Total Fund operating expenses after this waiver are expected to be 0.91%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $118                  $368                 $638                  $1,409
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August 1996.

Galaxy Small Cap Value Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its total assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for the periods prior to December 4, 1995 are for Trust Shares of the Predecessor Fund.

[Sidenote:]
Best quarter:          18.80% for the quarter ending September 30, 1997
Worst quarter:        -15.84% for the quarter ending September 30, 1998

[bar chart goes here]

-----------------------------------------------------------------------------------------
1993          1994        1995         1996         1997         1998         1999
-----------------------------------------------------------------------------------------
7.83%         0.53%       31.78%       27.19%       31.67%       -5.22%       10.82%
-----------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999 as compared to broad-based market indices.

-----------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
-----------------------------------------------------------------------------------------------------
Trust Shares                 10.82%                     18.31%                14.58% (12/14/92)
-----------------------------------------------------------------------------------------------------
Russell 2000 Index           21.26%                     16.69%                14.53% (since 12/1/92)
-----------------------------------------------------------------------------------------------------
S&P 600                      12.41%                     17.05%                14.28% (since 12/1/92)
-----------------------------------------------------------------------------------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


[Sidenote:]
The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of small companies with market capitalizations that currently range between $32.9 million and $2.9 billion.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

---------------------------------------------------------------------------------------------------------
                        Management        Distribution        Other           Total Fund operating
                        fees              (12b-1) fees        expenses        expenses
---------------------------------------------------------------------------------------------------------
Trust Shares            0.75%             None                0.20%           0.95%
---------------------------------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $97                   $303                 $525                  $1,166
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including the Predecessor Fund, since it began operations in 1992.

Galaxy Small Company Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Adviser looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The Adviser consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

THE MAIN RISKS OF INVESTING IN THE FUND
Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[Sidenote:]
Best quarter:         44.22% for the quarter ending December 31, 1999
Worst quarter:       -23.91% for the quarter ending September 30, 1998

[bar chart goes here]

--------------------------------------------------------------------------------------------------------
1992          1993         1994        1995         1996         1997         1998          1999
--------------------------------------------------------------------------------------------------------
1.20%         22.75%       0.02%       39.67%       21.59%       14.64%       -10.66%       39.63%
--------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.

------------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
------------------------------------------------------------------------------------------------------------
Trust Shares                 39.63%                     19.42%                14.80% (12/30/91)
------------------------------------------------------------------------------------------------------------
Russell 2000 Index           21.26%                     16.69%                14.67% (since 12/31/91)
------------------------------------------------------------------------------------------------------------


[Sidenote:]
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you may buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                        Management       Distribution        Other         Total Fund operating
                        fees             (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------------------------
Trust Shares            0.75%            None                0.36%         1.11%
------------------------------------------------------------------------------------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $113                  $353                 $612                  $1,352
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Stephen D. Barbaro, CFA, a Senior Vice President of the Adviser since 1996. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barbaro has been the Fund's portfolio manager since it began operations in 1991. He has been with the Adviser and its predecessors since 1976.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Equity Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Fund, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers. This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Fund did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES

The following table gives you a general overview of the risk spectrum for the Galaxy Equity Funds. This is a guide only. It shows the Adviser's current assessment of the potential risk of the Funds relative to one another, but this can change over time. It should not be used to compare the Funds with other mutual funds or other types of investments. Consult your financial professional to help you decide which Fund is right for you.

-------------------------------------------------------------------------------------------------------------
         Risk spectrum                       Fund                           Primary investments
-------------------------------------------------------------------------------------------------------------
                                       Asset Allocation         Common stocks and fixed income securities
                                                                of domestic companies
                               ------------------------------------------------------------------------------
         Conservative                    Equity Income          Common stocks of domestic companies
                                                                selected primarily for their income
                                                                potential
                               ------------------------------------------------------------------------------
                                       Growth and Income        Common stocks of companies selected for
                                                                their growth and income potential
                               ------------------------------------------------------------------------------
                                       Strategic Equity         Equity securities of large and medium sized
                                                                growth companies that exhibit above-average
                                                                return potential relative to their market
                                                                price
                               ------------------------------------------------------------------------------
           Moderate                      Equity Value           Common stock of large and medium sized
                                                                companies believed to be undervalued
                               ------------------------------------------------------------------------------
                                         Equity Growth          Equity securities of growth-oriented
                                                                companies
                               ------------------------------------------------------------------------------
                                     International Equity       Equity securities of foreign companies
                               ------------------------------------------------------------------------------
          Aggressive                    Small Cap Value         Common stock of smaller companies believed
                                                                to be undervalued
                               ------------------------------------------------------------------------------
                                     Small Company Equity       Common stock of smaller growth-oriented
                                                                companies
-------------------------------------------------------------------------------------------------------------

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

--------------------------------------------------------------------------------------------------------------
Fund                                                    Management fee as a % of average net assets
--------------------------------------------------------------------------------------------------------------
Asset Allocation                                        0.75%
--------------------------------------------------------------------------------------------------------------
Equity Income                                           0.75%
--------------------------------------------------------------------------------------------------------------
Growth and Income                                       0.75%
--------------------------------------------------------------------------------------------------------------
Strategic Equity                                        0.55%
--------------------------------------------------------------------------------------------------------------
Equity Value                                            0.75%
--------------------------------------------------------------------------------------------------------------
Equity Growth                                           0.75%
--------------------------------------------------------------------------------------------------------------
International Equity                                    0.64%
--------------------------------------------------------------------------------------------------------------
Small Cap Value                                         0.75%
--------------------------------------------------------------------------------------------------------------
Small Company Equity                                    0.75%
--------------------------------------------------------------------------------------------------------------


SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, approves the list of foreign countries recommended by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser has its main office at One International Place, Boston, Massachusetts 02210. The Sub-Adviser is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 1999, the Sub-Adviser had discretionary management authority over approximately $19.1 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in the Sub-Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES
Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation
-    Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your financial institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your institution or employer-sponsored plan are open for business.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the NAV per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.


HOW TO BUY SHARES
You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

Clients, members and employees of the Sub-Adviser also may buy Trust Shares of the International Equity Fund by contacting Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]
INVESTMENT MINIMUMS
Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


HOW TO SELL SHARES
You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.


OTHER TRANSACTION POLICIES
If Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution or plan administrator if this happens.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the International Equity Fund, pays any dividends from net investment income each quarter. The International Equity Fund pays any dividends from net investment income annually. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you tell your financial institution or plan administrator in writing that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distribution on, and sales, exchanges and redemptions of shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

STATE AND LOCAL TAXES
Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities, or on securities of the particular state, its agencies or municipalities.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations). Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCooper LLP.

                          Galaxy Asset Allocation Fund
                 (For a share outstanding throughout each period)

                                                                          For the year ending October 31,
                                                            -----------------------------------------------------------
                                                             1999        1998         1997         1996        1995
                                                            -----------------------------------------------------------
                                                                                    Trust Shares
                                                            -----------------------------------------------------------
Net asset value, beginning of period ...................... $  16.96  $   16.47     $  14.53     $  12.83     $  10.68
   Income from investment operations:
  Net investment income(1) ................................     0.40       0.42         0.43         0.33         0.32
  Net realized and unrealized gain (loss) on investments ..     1.20       1.71         2.42         1.83         2.16
Total from investment operations ..........................     1.60       2.13         2.85         2.16         2.48
  Less dividends:
  Dividends from net investment income ....................    (0.40)     (0.43)       (0.40)       (0.33)       (0.33)
    Dividends from net realized capital gains .............    (0.43)     (1.21)       (0.51)       (0.13)          --
  Total dividends .........................................    (0.83)     (1.64)       (0.91)       (0.46)       (0.33)
  Net increase (decrease) in net asset value ..............     0.77       0.49         1.94         1.70         2.15
Net asset value, end of period ............................ $  17.73  $   16.96     $  16.47     $  14.53     $  12.83
                                                            --------  ---------     --------     --------     --------
   Total return ...........................................     9.63%     14.05%       20.42%       17.19%       23.68%
  Ratios/supplemental data:
  Net assets, end of period (000's) ....................... $269,851  $ 218,666     $171,741     $123,603      $76,771

Ratios to average net assets:
  Net investment income including reimbursement/waiver ....     2.31%      2.63%        2.82%        2.52%        2.74%
       Operating expenses including reimbursement/waiver ..     1.12%      1.13%        1.21%        1.19%        1.26%
       Operating expenses excluding reimbursement/waiver ..     1.12%      1.13%        1.22%        1.21%        1.30%
Portfolio turnover rate ...................................      135%       108%          58%          48%          41%

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.40, $0.42,
     $0.43, $0.33, and $0.32, respectively.

                            Galaxy Equity Income Fund
                (For a share outstanding throughout each period)

                                                                        For the year ending October 31,
                                                     -------------------------------------------------------------------
                                                      1999           1998            1997           1996          1995
                                                     -------------------------------------------------------------------
                                                                                         Trust Shares
                                                     -------------------------------------------------------------------
Net asset value, beginning of period ............... $  19.69    $   18.84       $   16.93       $   14.99       $ 12.75
  Income from investment operations:
  Net investment income(1) .........................     0.28         0.34            0.38            0.37          0.36
  Net realized and unrealized gain on investments ..     1.69         2.42            3.35            2.48          2.45
Total from investment operations ...................     1.97         2.76            3.73            2.85          2.81
   Less dividends
  Dividends from net investment income .............    (0.29)       (0.33)          (0.38)          (0.37)        (0.36)
    Dividends from net realized capital gains ......    (1.85)       (1.58)          (1.44)          (0.54)        (0.21)
  Total dividends ..................................    (2.14)       (1.91)          (1.82)          (0.91)        (0.57)
Net increase (decrease) in net asset value .........    (0.17)        0.85            1.91            1.94          2.24
Net asset value, end of period ..................... $  19.52    $   19.69       $   18.84       $   16.93       $ 14.99
                                                     --------    ---------       ---------       ---------       -------
   Total return ....................................    10.60%       15.67%          23.80%          19.65%        22.81%
   Ratios/supplemental data:
  Net assets, end of period (000's) ................ $120,179    $ 127,367       $ 119,505       $ 106,094       $87,819
Ratios to average net assets:
  Net investment income including
   reimbursement/waiver ............................     1.39%        1.72%           2.14%           2.32%         2.60%
  Operating expenses including
   reimbursement/ waiver ...........................     0.91%        0.92%           0.95%           0.94%         0.98%
    Operating expenses excluding
   reimbursement/waiver ............................     0.91%        0.92%           0.97%           0.94%         1.00%
  Portfolio turnover rate ..........................       38%          46%             37%             45%           21%

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996, and 1995 was $0.28,
       $0.34, $0.38, $0.37, and $0.36, respectively.

                       Galaxy Growth and Income Fund
               (For a share outstanding throughout each period)

                                                                         For the year ending October 31,
                                                      --------------------------------------------------------------------
                                                         1999          1998          1997          1996(1)       1995
                                                      --------------------------------------------------------------------
                                                                                       Trust Shares
                                                      --------------------------------------------------------------------
Net asset value, beginning of period ................ $  14.90   $   16.28           13.80     $   12.35       $   11.15
   Income from investment operations:
     Net investment income(2) .......................     0.13        0.15            0.22          0.27            0.28
     Net realized and unrealized
       gain on investments ..........................     2.02        1.31            3.68           2.16           1.69
Total from investment operations ....................     2.15        1.46            3.90           2.43           1.97
Less dividends:
          Dividends from net investment income ......    (0.12)      (0.16)          (0.23)         (0.25)         (0.28)
         Dividends from net realized capital gains ..    (0.91)      (2.68)          (1.19)         (0.73)         (0.49)
  Total dividends ...................................    (1.03)      (2.84)          (1.42)         (0.98)         (0.77)
Net increase (decrease) in net asset value ..........     1.12       (1.38)           2.48           1.45           1.20
Net asset value, end of period ...................... $  16.02    $   14.90      $    16.28      $   13.80      $   12.35
                                                      --------    ---------      ----------      ---------      ----------
   Total return .....................................    14.85%       10.10%          30.43%         20.77%         18.80%
   Ratios/supplemental data:
       Net assets, end of period (000's) ............ $309,106    $ 254,060      $  246,654      $ 186,708      $  189,011
Ratios to average net assets:
       Net investment income including
          reimbursement/waiver ......................     0.76%        1.00%           1.44%          2.01%          2.42%
       Operating expenses including
          reimbursement/waiver ......................     1.05%        1.03%           1.03%          1.02%          1.07%
       Operating expenses excluding
          reimbursement/waiver ......................     1.05%        1.03%           1.06%          1.03%          1.27%
   Portfolio turnover rate ..........................       20%          38%             93%            59%            51%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997 and 1996 was $0.13, $0.15, $0.21 and $0.27,
       respectively. Net investment income per share before reimbursement/waiver of fees by other parties for the year ended October 31, 1995 was $0.25.

                         Galaxy Strategic Equity Fund
              (For a share outstanding throughout the period)

                                                                         For the year        For the period
                                                                       ended October 31,    ended October 31,
                                                                              1999                1998(1)
                                                                       ---------------------------------------
                                                                                    Trust Shares
                                                                       ---------------------------------------
Net asset value, beginning of period.................................       $9.63                 $ 10.00
Income from investment operations:
     Net investment income(2)........................................        0.09                    0.01
     Net realized and unrealized (loss) on investments...............        0.27                   (0.37)
       Total from investment operations..............................        0.36                   (0.36)
Less dividends:
       Dividends from net investment income..........................       (0.08)                  (0.01)
       Dividends from net realized capital gains.....................       (0.01)
Total dividends......................................................       (0.09)                  (0.01)

Net increase (decrease) in net asset value...........................       (0.27)                  (0.37)
Net asset value, end of period.......................................       $9.90                   $9.63
                                                                          -------                 -------
Total return.........................................................        3.64%                  (3.62)%(3)

Ratios/supplemental data:
     Net assets, end of period (000's)...............................     $71,063                 $63,061
Ratios to average net assets:
     Net investment income including reimbursement/waiver............        0.80%                   0.19%(4)
     Operating expenses including reimbursement/waiver...............        0.80%                   1.27%(4)
     Operating expenses excluding reimbursement/waiver...............        1.00%                   1.47%(4)
Portfolio turnover rate..............................................          79%                     30%(3)

(1)    The Fund commenced operations on March 4, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and the Fund's administrator for Trust Shares for the year ended October 31, 1999 and the period ended October 31, 1998 was $0.06 and $0.00, respectively.

(3)    Not annualized.

(4)    Annualized.

                          Galaxy Equity Value Fund
              (For a share outstanding throughout each period)

                                                                    For the year ending October 31,
                                             ---------------------------------------------------------------------------
                                                   1999            1998            1997           1996           1995
                                             ---------------------------------------------------------------------------
                                                                              Trust Shares
                                             ---------------------------------------------------------------------------
Net asset value, beginning of period.....       $  16.51            $  18.21        $  15.96      $  14.33      $  13.32
   Income from investment operations:
     Net investment income(1)............           0.03                0.08            0.17          0.21          0.28
     Net realized and unrealized
       gain on investments...............           2.42                1.49            4.16          2.74          2.24
Total from investment operations.........           2.45                1.57            4.33          2.95          2.52
   Less dividends:
     Dividends from net investment
       income............................             --               (0.07)         (0.18)         (0.21)        (0.30)
     Dividends from net realized
       capital gains.....................          (0.61)              (3.20)         (1.90)         (1.11)        (1.21)
Total dividends..........................          (0.61)              (3.27)         (2.08)         (1.32)        (1.51)
  Net increase (decrease) in net
     asset value.........................           1.84               (1.70)          2.25           1.63          1.01

Net asset value, end of period...........       $  18.35            $  16.51        $  18.21       $ 15.96      $  14.33
                                                --------            --------        --------       -------      --------
   Total return..........................          15.04%              10.27%         29.87%         22.05%        21.31%
   Ratios/supplemental data:
     Net assets, end of period (000's)...       $281,064            $254,432       $241,532       $194,827      $165,330
Ratios to average net assets:
     Net investment income
       including reimbursement/
       waiver............................           0.19%               0.49%          0.98%          1.42%         2.10%
     Operating expenses
       including reimbursement/
       waiver............................           1.02%               1.03%          1.04%          1.03%         1.02%
     Operating expenses
       excluding reimbursement/
       waiver............................           1.03%               1.03%          1.04%          1.03%         1.02%
Portfolio turnover rate..................             75%                 82%           111%           116%           76%

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.03,
       $0.08, $0.17, $0.21 and $0.28, respectively.

                          Galaxy Equity Growth Fund
              (For a share outstanding throughout each period)

                                                                For the year ending October 31,
                                         -------------------------------------------------------------------------------
                                               1999            1998            1997           1996           1995
                                         -------------------------------------------------------------------------------
                                                                          Trust Shares
                                         -------------------------------------------------------------------------------
Net asset value, beginning of period.....  $    24.52         $  25.17         $   20.39       $  17.30       $   14.19
   Income from investment operations:
     Net investment income(1)............        0.03             0.09              0.16           0.17            0.20
     Net realized and unrealized
       gain on investments...............        6.50             3.20              6.06           3.40            3.28
Total from investment operations.........        6.53             3.29              6.22           3.57            3.48
   Less dividends:
     Dividends from net investment
       income............................          --            (0.09)            (0.16)         (0.18)          (0.20)
     Dividends in excess of net
       investment income.................          --            (0.01)              --             --              --
     Dividends from net realized
       capital gains.....................       (1.90)           (3.84)            (1.28)         (0.30)          (0.17)
Total dividends..........................       (1.90)           (3.94)            (1.44)         (0.48)          (0.37)
  Net increase (decrease) in net
     asset value.........................        4.63            (0.65)             4.78           3.09            3.11
Net asset value, end of period...........  $    29.15          $  24.52         $   25.17       $  20.39       $   17.30
                                           ----------          --------         ---------       --------       ---------
   Total return..........................       28.07%            15.17%            32.16%         21.03%          25.08%
   Ratios/supplemental data:
     Net assets, end of period (000's)...  $1,041,378          $815,756         $ 745,537       $562,419       $ 420,016
Ratios to average net assets:
     Net investment income
       including reimbursement/
       waiver............................        0.15%             0.40%             0.72%          0.92%           1.31%
     Operating expenses
       including reimbursement/
       waiver............................        0.94%             0.96%             0.95%          0.98%           1.00%
     Operating expenses
       excluding reimbursement/
       waiver............................        0.94%             0.96%             0.95%          0.98%           1.00%
Portfolio turnover rate..................          53%               60%               66%            36%             14%

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.03,
       $0.09, $0.16, $0.17 and $0.20, respectively.

                       Galaxy International Equity Fund
              (For a share outstanding throughout each period)

                                                                 For the year ending October 31,
                                           ------------------------------------------------------------------------------
                                                1999            1998            1997           1996           1995
                                           ------------------------------------------------------------------------------
                                                                           Trust Shares
                                           ------------------------------------------------------------------------------
Net asset value, beginning of period.....  $  17.00            $  15.33         $14.01         $12.98          $13.20

   Income from investment operations:
  Net investment income(1)...............      0.10                0.14           0.08           0.17            0.16
  Net realized and unrealized
   gain (loss) on investments............      4.80                1.98           2.12           1.30           (0.18)
Total from investment operations.........      4.90                2.12           2.20           1.47           (0.02)
   Less dividends:
  Dividends from net investment
   income................................     (0.15)              (0.09)         (0.20)         (0.20)          (0.04)
  Dividends from net realized
   capital gains.........................     (0.57)              (0.36)         (0.68)         (0.24)          (0.16)
Total dividends..........................     (0.72)              (0.45)         (0.88)         (0.44)          (0.20)
  Net increase (decrease) in net
  asset value............................      4.18                1.67           1.32           1.03           (0.22)
Net asset value, end of period...........  $  21.18            $  17.00        $ 15.33        $ 14.01         $ 12.98
                                           --------            --------        -------        -------         -------
   Total return..........................     29.71%              14.32%         16.60%         11.51%          (0.02)%

   Ratios/supplemental data:
  Net assets, end of period
   (000's)...............................  $501,776            $345,692       $265,124       $172,561         $89,614
Ratios to average net assets:
  Net investment income
   including reimbursement/
   waiver................................      0.54%               0.91%          0.57%          1.40%           1.36%
  Operating expenses
   including reimbursement/
   waiver................................      0.97%               0.96%          1.06%          1.08%           1.22%
  Operating expenses
   excluding reimbursement/
   waiver................................      1.22%               1.21%          1.32%          1.36%           1.48%
Portfolio turnover rate..................        45%                 49%            45%           146%             48%

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.06,
       $0.10, $0.04, $0.13 and $0.13, respectively.

                        Galaxy Small Cap Value Fund
               (For a share outstanding throughout each period)

                                                                       For the year ending October 31,
                                                -------------------------------------------------------------------------
                                                     1999           1998           1997           1996(1)       1995
                                                -------------------------------------------------------------------------
                                                                               Trust Shares
                                                -------------------------------------------------------------------------
Net asset value, beginning of period...........   $  13.61          $  18.37     $  14.76       $  12.71      $  11.07
   Income from investment operations:
     Net investment income(2)..................       0.05              0.11         0.01(3)        0.05          0.01
     Net realized and unrealized
       gain (loss) on investments..............       0.74             (2.06)        5.74           2.97          2.21
Total from investment operations...............       0.79             (1.95)        5.75           3.02          2.22
   Less dividends:
       Dividends from net investment income....      (0.06)            (0.13)          --          (0.05)        (0.01)
     Dividends in excess of net
       investment income.......................         --                --           --          (0.01)           --
     Dividends from net realized
       capital gains...........................      (1.27)            (2.68)       (2.14)         (0.91)        (0.57)
 Total dividends...............................      (1.33)            (2.81)       (2.14)         (0.97)        (0.58)
  Net increase (decrease) in net asset value...      (0.54)            (4.76)        3.61           2.05          1.64
Net asset value, end of period.................   $  13.07          $  13.61     $  18.37       $  14.76      $  12.71
                                                  --------          --------     --------       --------      --------
   Total return................................       6.02%           (12.07)%      44.08%         25.22%        21.52%
   Ratios/supplemental data:
       Net assets, end of period (000's).......   $255,268          $202,385     $189,257       $137,341      $121,364
Ratios to average net assets:
     Net investment income
       including reimbursement/waiver..........       0.47%             0.73%        0.09%          0.45%         0.07%
     Operating expenses
       including reimbursement/waiver..........       0.97%             0.96%        0.96%          1.05%         1.10%
     Operating expenses
       excluding reimbursement/waiver..........       0.97%             0.96%        0.96%          1.06%         1.35%
Portfolio turnover rate........................         42%               33%          52%            39%           32%

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997 and 1996 was $0.05, $0.11, $0.05 and $0.05,
       respectively. Net investment (loss) per share before reimbursement/waiver of fees by other parties for the year ended October 31, 1995 was $(0.03).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

                        Galaxy Small Company Equity Fund
               (For a share outstanding throughout each period)

                                                                     For the year ending October 31,
                                              ---------------------------------------------------------------------------
                                                    1999           1998          1997           1996            1995
                                              ---------------------------------------------------------------------------
                                                                               Trust Shares
                                              ---------------------------------------------------------------------------
Net asset value, beginning of
  period.................................        $  13.96        $21.32         $20.20         $16.38          $12.36
Income from investment operations:
  Net investment income (loss)(1)........           (0.16)        (0.14)         (0.11)         (0.09)          (0.04)
  Net realized and unrealized
   gain (loss) on investments............            2.33         (4.96)          3.61           4.08            4.25
Total from investment operations.........            2.17         (5.10)          3.50           3.99            4.21
  Less dividends:
  Dividends from net investment
   income................................              --            --            --             --              --
  Dividends from net realized
   capital gains.........................              --         (2.26)         (2.38)         (0.17)          (0.19)
Total dividends..........................              --         (2.26)         (2.38)         (0.17)          (0.19)
  Net increase (decrease) in net
  asset value............................            2.17         (7.36)          1.12           3.82            4.02
Net asset value, end of period...........        $  16.13       $ 13.96        $ 21.32        $ 20.20         $ 16.38
                                                 --------       -------        -------        -------         -------
   Total return..........................           15.54%       (26.00)%        19.59%         24.69%          34.73%

Ratios/supplemental data:
  Net assets, end of period (000's)......        $233,326      $222,675      $310,751       $174,990         $94,831

Ratios to average net assets:
  Net investment income (loss)
   including reimbursement/waiver........           (1.00)%       (0.76)%        (0.65)%        (0.60)%         (0.37)%
  Operating expenses
   including reimbursement/waiver........            1.12%         1.09%          1.09%          1.14%           1.12%
  Operating expenses
   excluding reimbursement/waiver........            1.12%         1.09%          1.12%          1.14%           1.12%
Portfolio turnover rate..................             105%           78%            69%            82%             54%

(1) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Trust Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was
       $(0.16), $(0.14), $(0.11), $(0.09) and $(0.04), respectively.

[Back Cover Page]


Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549- 0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.



PROGALEQ  3/1/00

[Front cover page]
Galaxy Taxable Bond Funds
The Galaxy Fund






Prospectus
February 29, 2000


Galaxy Short-Term Bond Fund
Galaxy Intermediate Government Income Fund
Galaxy High Quality Bond Fund


Retail A Shares and Retail B Shares













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents


1      Risk/return summary
1      Introduction
2      Galaxy Short-Term Bond Fund
7      Galaxy Intermediate Government Income Fund
12     Galaxy High Quality Bond Fund
17     Additional information about risk
18     Investor guidelines

19     Fund management

20     How to invest in the Funds
20     How sales charges work
23     Buying, selling and exchanging shares
25          How to buy shares
26          How to sell shares
27          How to exchange shares
28          Other transaction policies

29     Dividends, distributions and taxes

31     Galaxy investor programs
31     Retirement plans
31     Other programs

33     How to reach Galaxy

34     Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Taxable Bond Funds. Each Fund invests primarily in debt obligations, such as bonds, notes and commercial paper.

On the following pages, you'll find important information about each Fund, including:


- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund



WHICH FUND IS RIGHT FOR YOU?


Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you. On page 18, you'll find a table that provides a general guide to help you decide which of the Galaxy Taxable Bond Funds is best suited to you.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Short-Term Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.


[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.




THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.


Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will be less than three years under normal cicumstances.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.


[Sidenote:]
DURATION
Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.


[Sidenote:]
DEBT OBLIGATION
When a fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.


The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.
- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.



[Sidenote:]
BEST QUARTER:         4.14% for the quarter ending September 30, 1992
WORST QUARTER:       -0.66% for the quarter ending June 30, 1994




[bar chart goes here]


   1992       1993      1994       1995     1996      1997     1998     1999
  5.81%      6.41%     -0.37%     10.96%    3.38%    5.68%     6.07%   2.33%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.



                            1 year     5 years     Since inception
-----------------------------------------------------------------------------
Retail A Shares             -1.49%      4.83%      4.49% (12/30/91)
-----------------------------------------------------------------------------
Retail B Shares             -3.24%        -        3.38% (3/4/96)
-----------------------------------------------------------------------------
Lehman Brothers One to       2.90%      6.47%      5.54% (since 12/31/91)
Three Year Government Bond                         5.50% (since 2/29/96)
Index
-----------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.


FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.



Shareholder fees (fees paid directly from your investment)

                     Maximum sales charge (load) on purchases    Maximum deferred sales charge (load)
                     shown as a % of the offering price          shown as a % of the offering price or
                                                                 sale price, whichever is less
------------------------------------------------------------------------------------------------------------
Retail A Shares      3.75%(1)                                    None(2)
------------------------------------------------------------------------------------------------------------
Retail B Shares      None                                        5.00%(3)
------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                     Management fees      Distribution and      Other expenses    Total Fund operating
                                          service (12b-1) fees                              expenses
--------------------------------------------------------------------------------------------------------------
Retail A Shares           0.75%(4)                None                0.55%                1.30%(4)
--------------------------------------------------------------------------------------------------------------
Retail B Shares           0.75%(4)               0.80%(4)             0.50%                2.05%(4)
--------------------------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds -- How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.10% for Retail A Shares and 1.85% for Retail B Shares. This fee waiver may be revised or discontinued at any time.



EXAMPLE


This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your Retail B Shares convert to Retail A Shares after six years
- the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                     1 year         3 years         5 years         10 years
--------------------------------------------------------------------------------
Retail A Shares      $502          $772            $1,061          $1,884
--------------------------------------------------------------------------------
Retail B Shares      $708          $943            $1,303          $2,010
--------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
--------------------------------------------------------------------------------
Retail B Shares      $208          $643            $1,103          $2,010
--------------------------------------------------------------------------------



[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Taxable Fixed Income Strategy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Intermediate Government Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.



[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be between three and ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:


- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.
- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Fund were the same because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.



[Sidenote:]
BEST QUARTER:       6.13% for the quarter ending September 30, 1992
WORST QUARTER:      -2.90% for the quarter ending March 31, 1994



[bar chart goes here]


   1990        1991        1992       1993        1994       1995       1996        1997       1998       1999
   5.87%       15.77%      7.11%       5.57%      -3.77%     15.67%      1.75%      7.83%       8.32%      -1.95%


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                          1 year          5 years        10 years           Since inception
-------------------------------------------------------------------------------------------------------------------
Retail A Shares                           -5.66%          5.35%           5.67%          6.28% (9/1/88)
-------------------------------------------------------------------------------------------------------------------
Retail B Shares                           -7.19%            -               -           -5.29% (11/1/98)
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate                                                             7.74% (since 9/1/88)
Government/Corporate Bond Index            0.39%          7.10%           7.26%          0.67% (since 11/1/98)
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate                                                                8.34% (since 9/1/88)
Bond Index                                -0.82%          7.73%           7.70%          0.03% (since 11/1/98)
-------------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).




[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

[Sidenote:]
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Corporate Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.



FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)

                     Maximum sales charge (load) on purchases     Maximum deferred sales
                     shown as a % of the offering price           charge (load) shown as a %
                                                                  of the offering price or sale
                                                                  price, whichever is less
---------------------------------------------------------------------------------------------------
Retail A Shares      3.75%(1)                                     None(2)
---------------------------------------------------------------------------------------------------
Retail B Shares      None                                         5.00%(3)
---------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                           Management fees       Distribution and        Other expenses     Total Fund operating
                                                 service (12b-1) fees                                expenses
----------------------------------------------------------------------------------------------------------------------
Retail A Shares                  0.75%(4)               None                  0.41%               1.16%(4)
----------------------------------------------------------------------------------------------------------------------
Retail B Shares                  0.75%(4)               0.80%                 0.47%               2.02%(4)
----------------------------------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds -- How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.72%. Total Fund operating expenses after these waivers are expected to be 0.96% for Retail A Shares and 1.74% for Retail B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year
- your Retail B Shares convert to Retail A Shares after six years
- the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                  1 year                3 years               5 years                10 years
------------------------------------------------------------------------------------------------------------------
Retail A Shares                   $489                  $730                  $989                   $1,731
------------------------------------------------------------------------------------------------------------------
Retail B Shares                   $705                  $934                  $1,288                 $1,923
------------------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
------------------------------------------------------------------------------------------------------------------
Retail B Shares                   $205                  $634                  $1,088                 $1,923
------------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy High Quality Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.




Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:


- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.
- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[Sidenote:]
BEST QUARTER:    7.54% for the quarter ending June 30, 1995
WORST QUARTER:   -3.85% for the quarter ending March 31, 1994



[bar chart goes here]



   1991     1992     1993     1994     1995    1996     1997     1998    1999
  15.12%    6.77%   12.81%   -6.48%   21.20%   1.37%    9.11%   9.27%   -4.13%


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                1 year          5 years          Since inception
-----------------------------------------------------------------------------------------
Retail A Shares                 -7.71%          6.62%           6.44% (12/14/90)
-----------------------------------------------------------------------------------------
Retail B Shares                 -9.24%            -             3.09% (3/4/96)
-----------------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/                                                     7.15% (since 11/30/90)
Corporate Bond Index             0.39%          7.10%           5.44% (since 2/29/96)
-----------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).





[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.



Shareholder fees (fees paid directly from your investment)

                     Maximum sales charge (load) on purchases     Maximum deferred sales
                     shown as a % of the offering price           charge (load) shown as a %
                                                                  of the offering price or sale
                                                                  price, whichever is less
---------------------------------------------------------------------------------------------------
Retail A Shares      3.75%(1)                                     None(2)
---------------------------------------------------------------------------------------------------
Retail B Shares      None                                         5.00%(3)
---------------------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


                                           Distribution and          Other       Total Fund
                      Management fees      service (12b-1) fees      expenses    operating expenses
---------------------------------------------------------------------------------------------------
Retail A Shares            0.75%(4)               None                  0.45%         1.20%(4)
---------------------------------------------------------------------------------------------------
Retail B Shares            0.75%(4)               0.80%                 0.34%         1.89%(4)
---------------------------------------------------------------------------------------------------




(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds -- How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the Distribution and service (12b-1) fees for Retail B Shares so that such fees are expected to be 0.76%. Total Fund operating expenses after these waivers are expected to be 1.00% for Retail A Shares and 1.65% for Retail B Shares. These fee waivers may be revised or discontinued at any time.



EXAMPLE


This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- your Retail B Shares convert to Retail A Shares after six years
- the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                          1 year                3 years               5 years                10 years
--------------------------------------------------------------------------------------------------------
Retail A Shares           $493                  $742                  $1,010                 $1,775
--------------------------------------------------------------------------------------------------------
Retail B Shares           $692                  $894                  $1,221                 $1,867
--------------------------------------------------------------------------------------------------------
If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:
---------------------------------------------------------------------------------------------------------
Retail B Shares           $192                  $594                  $1,021                 $1,867
---------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Taxable
Bond Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Under unusual market conditions, each Fund may hold uninvested cash (which will not earn any income) and invest without limit in money market instruments, including short-term U.S. Government securities. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruption in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Galaxy Taxable Bond Funds. It's meant as a general guide only. Consult your financial professional to help you decide which Fund is right for you.


Galaxy Fund                                      May be best suited for investors who...
---------------------------------------------------------------------------------------------------
Galaxy Short-Term Bond Fund                      - want current income greater than that normally
                                                   provided by a money market fund


                                                 - want less change in the value of their
                                                   investment than normally associated with
                                                   long-term funds
---------------------------------------------------------------------------------------------------
Galaxy Intermediate Government Income Fund       - want current income


                                                 - want the extra margin of safety associated with
                                                   U.S. Government securities


                                                 - can accept fluctuations in price and yield
---------------------------------------------------------------------------------------------------
Galaxy High Quality Bond Fund                    - want current income


                                                 - want the added safety associated with bonds
                                                   with lower credit risk than other debt
                                                   securities


                                                 - can accept fluctuations in price and yield
---------------------------------------------------------------------------------------------------

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


Fund                                Management fee as a % of average net assets
---------------------------------------------------------------------------------
Short-Term Bond Fund                                   0.55%
---------------------------------------------------------------------------------
Intermediate Government Income Fund                    0.55%
---------------------------------------------------------------------------------
High Quality Bond Fund                                 0.55%
---------------------------------------------------------------------------------

HOW TO INVEST IN THE FUNDS


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.




RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

                                                  Total sales charge
--------------------------------------------------------------------------------------------------------------------
                                           As a % of the offering price per
        Amount of your investment                        share                      As a % of your investment
--------------------------------------------------------------------------------------------------------------------
Less than $50,000                         3.75%                               3.90%
--------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000
                                          3.50%                               3.63%
--------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000
                                          3.00%                               3.09%
--------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000
                                          2.50%                               2.56%
--------------------------------------------------------------------------------------------------------------------
$500,000 and over                         0.00%(1)                            0.00%(1)
--------------------------------------------------------------------------------------------------------------------



(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:



-   You buy shares by reinvesting your dividends and distributions.
-   You buy shares for a 401(k) or SIMPLE IRA retirement account.
-   You buy shares for any retirement account  provided that you held Retail
    A Shares in a retirement account prior to January 1, 1999.
-   You buy shares for any  retirement account and your total cumulative
    Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.
- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
-   You were a Galaxy shareholder before December 1, 1995.
- You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).






[Sidenote]
SALES CHARGE WAIVERS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).

RETAIL B SHARES

If you buy Retail B Shares of the Funds, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

If you sell your shares                             You'll pay a CDSC of
--------------------------------------------------------------------------------
during the first year                                      5.00%
--------------------------------------------------------------------------------
during the second year                                     4.00%
--------------------------------------------------------------------------------
during the third year                                      3.00%
--------------------------------------------------------------------------------
during the fourth year                                     3.00%
--------------------------------------------------------------------------------
during the fifth year                                      2.00%
--------------------------------------------------------------------------------
during the sixth year                                      1.00%
--------------------------------------------------------------------------------
after the sixth year                                        None
--------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions.

In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Retail A Shares during the current fiscal year.


Retail B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of each Fund's Retail B Share assets. The Funds do not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of a Fund, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.

CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form, as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.



[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:
-   $2,500 for regular accounts
-   $500 for retirement plan accounts such as IRA, SEP and Keogh Plan accounts
-   $100 for college savings accounts, including Education IRA accounts


There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:


- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number



If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.

DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.
- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full-amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.
- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.
- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote]
DISCOUNT PLANS

You must tell your investment professional or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520



You must include the following:
-   The name of the Fund
-   The number of shares or the dollar amount you want to sell
-   Your account number
-   Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).


Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:


-   you're selling shares worth more than $50,000
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-   you want Galaxy to make the check payable to someone else


Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.


CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.


HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of a Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:
- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-   send your request in writing to:

    The Galaxy Fund
    P.O. Box 6520
    Providence, RI  02940-6520



-   ask your financial institution.



Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identify, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of ordinary income rather than capital gains. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.


You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities.


MISCELLANEOUS



The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS


RETIREMENT PLANS

Retail A Shares and Retail B Shares of the Funds are available for purchase in connection with any of the following retirement plans:


- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.
-   Simplified Employee Pension Plans (SEPs).
-   Keogh money purchase and profit sharing plans.
- Salary reduction retirement plans set up by employers for their employees which are qualified under Sections 401(k) and 403(b) of the Internal Revenue Code.
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.



For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.


COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education

IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares made through the plan that don't annually exceed 12% of your account's value.


You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com



[Sidenote:]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS



The financial highlights tables shown below will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal periods ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                           Galaxy Short-Term Bond Fund
                (For a share outstanding throughout each period)


                                                                     For the year ending October 31,
                                                            -------------------------------------------------
                                                                    1999                     1998
                                                            ---------------------     ---------------------
                                                             Retail       Retail       Retail      Retail
                                                            A Shares     B Shares     A Shares     B Shares
                                                            ---------- ----------     ---------- ----------
Net asset value, beginning of period.................       $10.10       $10.10        $10.01      $10.01
Income from investment operations:
      Net investment income(2).......................         0.49         0.42          0.51        0.45
      Net realized and unrealized gain (loss) on
      investments....................................        (0.25)       (0.25)         0.11        0.11
Total from investment operations.....................         0.24         0.17          0.62        0.56
Less dividends:
      Dividends from net investment income...........        (0.48)       (0.41)        (0.53)      (0.47)
Total dividends......................................        (0.48)       (0.41)        (0.53)      (0.47)
Net increase (decrease) in net asset value...........        (0.24)       (0.24)         0.09        0.09
Net asset value, end of period.......................        $9.86        $9.86        $10.10      $10.10
                                                             -----        -----        ------      ------
Total return(3)......................................         2.43%        1.71%         6.42%       5.73%
 Ratios/supplemental data:
      Net assets, end of period (000's)..............       $24,653        $812        $29,067      $1,087

Ratios to average net assets:
      Net investment income including
      reimbursement/waiver...........................         4.86%        4.17%         5.07%       4.40%
      Operating expenses including reimbursement/waiver       1.10%        1.79%         1.11%       1.78%
      Operating expenses excluding reimbursement/waiver       1.30%        2.08%         1.31%       1.99%
Portfolio turnover rate...........................             151%         151%          133%        133%


                                                                           For the year ending October 31,
                                                            -----------------------------------------------------------
                                                                    1997                      1996              1995
                                                             ----------------------   ----------------------  ---------
                                                             Retail        Retail       Retail      Retail     Retail
                                                             A Shares    B  Shares    A Shares   B Shares(1)  A Shares
                                                             --------- ------------   ---------  -----------  ---------
Net asset value, beginning of period.................       $  9.99       $  9.99      $ 10.06     $ 10.09    $   9.73
Income from investment operations:
      Net investment income(2).......................          0.53          0.46         0.52        0.31        0.55
      Net realized and unrealized gain (loss) on               0.02          0.03        (0.07)      (0.10)       0.33
      investments....................................
Total from investment operations.....................          0.55          0.49         0.45        0.21        0.88
Less dividends:
      Dividends from net investment income...........         (0.53)        (0.47)       (0.52)      (0.31)      (0.55)
Total dividends....................................           (0.53)        (0.47)       (0.52)      (0.31)      (0.55)
Net increase (decrease) in net asset value...........          0.02          0.02        (0.07)      (0.10)       0.33
Net asset value, end of period.....................         $ 10.01       $ 10.01      $  9.99     $  9.99      $10.06
                                                            -------      --------     --------    --------     --------
Total return(3)......................................          5.64%         4.99%        4.63%       2.12%(4)    9.28%
Ratios/supplemental data:
      Net assets, end of period (000's)..............        $27,961       $  905      $33,388      $  260     $31,542

Ratios to average net assets:
      Net investment income including                          5.29%         4.56%        5.22%       4.73%(5)    5.54%
      reimbursement/waiver...........................
      Operating expenses including reimbursement/waiver        1.00%         1.75%        1.11%       1.77%(5)    0.99%
      Operating expenses excluding reimbursement/waiver        1.21%         2.01%        1.35%       1.98%(5)    1.32%
Portfolio turnover rate...........................              173%          173%         214%        214%        289%


-------------------------------


(1) The Fund began offering Retail B Shares on March 4, 1996.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.47, $0.49,
    $0.51, $0.50 and $0.52, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and for the period ended October 31, 1996 as $0.39, $0.42, $0.44 and $0.29, respectively.
(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
(4) Not annualized.
(5) Annualized.

                   Galaxy Intermediate Government Income Fund
                (For a share outstanding throughout each period)


                                                                   For the year ending October 31,
                                                   -----------------------------------------------------------------
                                                     1999        1999       1998       1997       1996       1995
                                                     ----        ----       ----       ----       ----       ----
                                                   Retail      Retail     Retail     Retail     Retail     Retail
                                                   A Shares   B Shares(1) A Shares   A Shares   A Shares  A Shares
                                                   --------- -----------  --------- ---------   --------- --------
Net asset value, beginning of period.........        $10.50    $ 10.50    $10.18    $ 10.06    $ 10.28    $  9.68
Income from investment operations:
      Net investment  income(2)..............          0.54       0.47      0.57       0.59       0.57       0.61
      Net realized and unrealized gain (loss)
      on investments.........................         (0.65)     (0.66)     0.34       0.12      (0.22)      0.60
Total from investment operations.............         (0.11)     (0.19)     0.91       0.71       0.35       1.21
Less dividends:
      Dividends from net investment income...         (0.53)     (0.46)     (0.59)     (0.59)     (0.57)     (0.61)
Total dividends..............................         (0.53)     (0.46)     (0.59)     (0.59)     (0.57)     (0.61)
Net increase (decrease) in net asset value.           (0.64)     (0.65)      0.32       0.12      (0.22)      0.60
Net asset value, end of period...............       $  9.86    $  9.85    $ 10.50    $ 10.18    $ 10.06    $ 10.28
                                                      -------    -------   -------   --------   --------   --------
Total  return(3).............................         (1.11)%    (1.78)%     9.22%      7.33%      3.58%     12.85%
Ratios/supplemental data:
      Net assets, end of period (000's)......       $56,454    $ 1,084    $66,865    $65,626    $79,741    $79,558
  Ratios to average net assets:
      Net investment income including
      reimbursement/waiver                             5.28%      4.61%      5.49%      5.90%      5.69%      6.10%
      Operating expenses including
      reimbursement/waiver                             0.97%      1.64%      1.01%      1.02%      1.04%      1.02%
      Operating expenses excluding
      reimbursement/waiver                             1.17%      2.14%      1.21%      1.22%      1.24%      1.26%
Portfolio turnover rate......................           184%       184%       210%       128%       235%       145%




----------------------------------
(1) The Fund began offering Retail B Shares on November 1, 1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.52, $0.55, $0.57,
    $0.55 and $0.58, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the year ended October 31, 1999 was $ 0.42.
(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares

                          Galaxy High Quality Bond Fund
                (For a share outstanding throughout each period)


                                                        For the year ending October 31,
                                                    -------------------------------------------
                                                            1999                  1998
                                                            ----                  ----
                                                    Retail     Retail     Retail     Retail
                                                    A Shares   B Shares   A Shares   B Shares
                                                    --------- ---------   --------- ---------

Net asset value, beginning of period.........         $11.20     $11.20    $10.70     $10.70
Income from investment operations:
      Net investment income(2)...............           0.57       0.50      0.58       0.51
      Net realized and unrealized gain (loss) on
      investments............................          (0.86)     (0.86)     0.50       0.51
Total from investment operations.............          (0.29)     (0.36)     1.08       1.02
Less dividends:
      Dividends from net investment income...          (0.57)     (0.50)    (0.58)     (0.52)
      Dividends from net realized capital gains        (0.09)     (0.09)      --         --
Total dividends..............................          (0.66)     (0.59)    (0.58)     (0.52)
Net increase (decrease) in net asset value...          (0.95)     (0.95)     0.50       0.50
Net asset value, end of period...............        $ 10.25    $ 10.25   $ 11.20    $ 11.20
                                                      ------     ------    ------     ------
Total return(3)..............................          (2.66)%    (3.25)%   10.35%      9.73%
Ratios/supplemental data:
      Net assets, end of period (000's)......        $42,906     $6,550   $45,879     $5,420
Ratios to average net assets:
      Net investment income including
      reimbursement/waiver                              5.32%      4.72%     5.30%      4.69%
      Operating expenses including
      reimbursement/waiver                              0.99%      1.59%     1.00%      1.61%
      Operating expenses excluding
      reimbursement/waiver                              1.20%      1.88%     1.20%      1.81%
Portfolio turnover rate......................            226%       226%      253%       253%

                                                                              For the year ending October 31,
                                                              --------------------------------------------------------
                                                                        1997                  1996           1995
                                                                        ----                  ----           ------
                                                                Retail      Retail     Retail      Retail      Retail
                                                                A Shares  B  Shares  A Shares   B Shares(1) A Shares
                                                                -------- -----------  -------- ------------  --------

Net asset value, beginning of period.........                    $ 10.47    $ 10.47    $ 10.63    $ 10.72    $  9.54
Income from investment operations:
      Net investment income(2)...............                       0.60       0.53       0.59       0.36       0.62
      Net realized and unrealized gain (loss) on
      investments............................                       0.23       0.24      (0.16)     (0.25)      1.09
Total from investment operations.............                       0.83       0.77       0.43       0.11       1.71
Less dividends:
      Dividends from net investment income...                      (0.60)     (0.54)     (0.59)     (0.36)     (0.62)
      Dividends from net realized capital gains                       --         --         --         --         --
Total dividends..............................                      (0.60)     (0.54)     (0.59)     (0.36)     (0.62)

Net increase (decrease) in net asset value...                       0.23       0.23      (0.16)     (0.25)      1.09
Net asset value, end of period...............                    $ 10.70    $ 10.70    $ 10.47    $ 10.47    $ 10.63
                                                                --------   --------   --------   --------   --------
Total return(3)..............................                       8.22%      7.59%      4.24%      1.14%(4)  18.46%
Ratios/supplemental data:
      Net assets, end of period (000's)......                    $27,950     $1,998    $30,984     $  646    $30,093
Ratios to average net assets:
      Net investment income including reimbursement/waiver          5.73%      5.07%      5.66%      5.34%(5)   6.16%
      Operating expenses including reimbursement/waiver             1.01%      1.69%      1.07%      1.60%(5)   1.02%
      Operating expenses excluding reimbursement/waiver             1.21%      1.95%      1.28%      1.81%(5)   1.26%
Portfolio turnover rate...................                           182%       182%       163%       163%       110%



----------------------------------

(1) The Fund began offering Retail B Shares on March 4, 1996.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.55, $0.56, $0.58,
    $0.57 and $0.59, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998, 1997 and for the period ended October 31, 1996 was $0.47, $0.49, $0.51 and $0.34, respectively.
(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
(4) Not annualized.
(5) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.


Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.


Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is 811-4636.


PROGALBND 3/1/00

[Front cover page]
Galaxy Taxable Bond Funds
The Galaxy Fund







Prospectus

February 29, 2000
-----------------



Galaxy Short-Term Bond Fund
Galaxy Intermediate Government Income Fund
Galaxy High Quality Bond Fund
Galaxy Corporate Bond Fund


Trust Shares









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents


1       Risk/return summary
1       Introduction
2       Galaxy Short-Term Bond Fund
7       Galaxy Intermediate Government Income Fund
11      Galaxy High Quality Bond Fund
15      Galaxy Corporate Bond Fund
19      Additional information about risk
20      Investor guidelines

21      Fund management

22      How to invest in the Funds
22      Buying and selling shares
23      How to buy shares
24      How to sell shares
25      Other transaction policies

27     Dividends, distributions and taxes

29     How to reach Galaxy

30     Financial highlights

RISK/RETURN SUMMARY
INTRODUCTION

This prospectus describes the Galaxy Taxable Bond Funds. Each Fund invests primarily in debt obligations, such as bonds, notes and commercial paper.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you. On page 20, you'll find a table that provides a general guide to help you decide which of the Galaxy Taxable Bond Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FLeetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Short-Term Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.

[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[Sidenote:]
DEBT OBLIGATION
When a fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.



Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either
S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will be less than three years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


The Fund may trade its investments frequently in trying to achieve its investment goal.


[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.


[Sidenote:]
DURATION
Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.



[SIDENOTE:]
Best quarter:            4.14% for the quarter ending September 30, 1992
worst quarter:          -0.72% for the quarter ending March 31, 1994

[bar chart goes here]





--------------------------------------------------------------------------------------------------------------

     1992            1993           1994          1995          1996           1997          1998          1999

     5.81%           6.41%         -0.33%        11.26%         3.65%          5.82%         6.34%         2.56%

---------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


---------------------------------------------------------------------------------------------------------------
                              1 year                     5 years               Since inception
---------------------------------------------------------------------------------------------------------------
Trust Shares                  2.56%                      5.89%                 5.14% (12/30/91)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers One to
Three Year Government Bond
Index                         2.90%                      6.47%                 5.54% (since 12/31/91)
---------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


---------------------------------------------------------------------------------------------------------------
                                                                           Total Fund
                        Management        Distribution        Other        operating
                         fees             (12b-1) fees        expenses     expenses
---------------------------------------------------------------------------------------------------------------
Trust Shares            0.75%(1)          None                0.31%        1.06%(1)
---------------------------------------------------------------------------------------------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.86%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year

-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
---------------------------------------------------------------------------------------------------------------
Trust Shares            $108                  $337                 $585                  $1,294
---------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Taxable Fixed Income Strategy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Intermediate Government Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.



Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will be between three and ten years under normal circumstances.


The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


The Fund may trade its investments frequently in trying to achieve its investment goal.

[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[SIDENOTE:]
Best quarter:             6.13% for the quarter ending September 30, 1992
Worst quarter:           -2.90% for the quarter ending March 31, 1994


[bar chart goes here]

-----------------------------------------------------------------------------------------------------------------------
 1990         1991        1992        1993       1994        1995        1996       1997        1998          1999
-----------------------------------------------------------------------------------------------------------------------
5.87%         15.77%      7.11%       5.58%      -3.70%      16.01%      2.05%      8.12%       8.62%         -1.72%
-----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to broad-based market indices.


---------------------------------------------------------------------------------------------------------------
                              1 year           5 years         10 years        Since inception
---------------------------------------------------------------------------------------------------------------
Trust Shares                  -1.72%           6.44%           6.19%           6.73% (9/1/88)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Corporate Bond Index           0.39%           7.10%           7.26%           7.74% (since 9/1/88)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index                    -0.82%           7.73%           7.70%           8.34% (since 9/1/88)
---------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).



[Sidenote:]

The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

[SIDENOTE:]

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Corporate Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (fees deducted from the Fund's assets)


---------------------------------------------------------------------------------------------------------------
                                                                        Total Fund
                        Management    Distribution        Other         operating
                        fees          (12b-1) fees        expenses      expenses
---------------------------------------------------------------------------------------------------------------
Trust Shares            0.75%(1)      None                0.16%         0.91%(1)
---------------------------------------------------------------------------------------------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.71%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


---------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
---------------------------------------------------------------------------------------------------------------
Trust Shares            $93                   $290                 $504                  $1,120
---------------------------------------------------------------------------------------------------------------

Galaxy High Quality Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.



Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will promptly sell any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[SIDENOTE:]
Best quarter:             7.59% for the quarter ending June 30, 1995
Worst quarter:           -3.85% for the quarter ending March 31, 1994


[bar chart goes here]




---------------------------------------------------------------------------------------------------------------
1991            1992       1993         1994         1995         1996        1997       1998        1999
---------------------------------------------------------------------------------------------------------------
15.12%          6.77%      12.81%       -6.43%       21.41%       1.59%       9.23%      9.42%       -3.99%
---------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.



---------------------------------------------------------------------------------------------------------------
                              1 year                5 years              Since inception
---------------------------------------------------------------------------------------------------------------
Trust Shares                  -3.99%                7.19%                6.98% (12/14/90)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Corporate Bond Index           0.39%                7.10%                7.15% (since 11/30/90)
---------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).




[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)

--------------------------------------------------------------------------------------------
                                                                        Total Fund
                        Management    Distribution        Other         operating
                        fees          (12b-1) fees        expenses      expenses
--------------------------------------------------------------------------------------------
Trust Shares            0.75%(1)      None                0.30%         1.05%(1)
--------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.85%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


--------------------------------------------------------------------------------------------
                 1 year                3 years              5 years               10 years
--------------------------------------------------------------------------------------------
Trust Shares     $107                  $334                 $579                  $1,283
--------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy Corporate Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in corporate debt obligations. These include obligations that are issued by U.S. and foreign business corporations and obligations issued by agencies, instrumentalities or authorities that are organized as corporations by the U.S., by states or political subdivisions of the U.S., or by foreign governments or political subdivisions. The Fund also invests in obligations issued or guaranteed by U.S. or foreign governments, their agencies or instrumentalities, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. and foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.



Substantially all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will be three to ten years under normal circumstances.


The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[SIDENOTE:]
Best quarter:             5.50% for the quarter ending June 30, 1995
Worst quarter:           -1.50% for the quarter ending March 31, 1996

[bar chart goes here]


---------------------------------------------------------------------------------------------------------------
          1995                    1996                   1997                    1998                   1999
---------------------------------------------------------------------------------------------------------------
         15.91%                   3.10%                  8.13%                  8.18%                   -1.83%
---------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).



AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


---------------------------------------------------------------------------------------------------------------
                              1 year          5 YEARS                 Since Inception
---------------------------------------------------------------------------------------------------------------
Trust Shares                  -1.83%          6.53%                   6.60% (12/12/94)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Corporate Bond Index          0.39%           7.10%                   7.06% (since 11/30/94)
---------------------------------------------------------------------------------------------------------------



[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


--------------------------------------------------------------------------------------
                                                                     Total
                                                                     Fund
                     Management    Distribution        Other         operating
                     fees          (12b-1) fees        expenses      expenses
--------------------------------------------------------------------------------------
Trust Shares         0.75%(1)          None            0.30%         1.05%(1)
--------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.85%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Trust Shares            $107                  $334                 $579                  $1,283
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Lindsay has managed the Fund since it began operations in 1994. He has been with the Adviser and its predecessors since 1986.

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Taxable Bond Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Under unusual market conditions, each Fund may hold uninvested cash (which will not earn any income) and invest without limit in money market instruments, including short-term U.S. Government securities. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruption in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Galaxy Taxable Bond Funds. It's meant as a general guide only. Consult your financial professional to help you decide which Fund is right for you.


Galaxy Fund                            May be best suited for investors who...
-----------------------------------------------------------------------
Galaxy Short-Term Bond Fund           -want current income greater than that
                                       normally provided by a money market fund
                                      -want less change in the value of their
                                       investment than normally associated with
                                       long-term funds
-----------------------------------------------------------------------
Galaxy Intermediate Government        -want current income
Income Fund                           -want the extra margin of safety
                                       associated with U.S. Government
                                       securities
                                      -can accept fluctuations in
                                       price and yield
-----------------------------------------------------------------------
Galaxy High Quality Bond Fund         -want current income
                                      -want the added safety associated
                                       with bonds with lower credit risk than
                                       other debt securities
                                      -can accept fluctuations in price and
                                       yield
-----------------------------------------------------------------------
Galaxy Corporate Bond Fund            -want current income from corporate debt
                                       securities
                                      -can accept fluctuations in price and
                                       yield
-----------------------------------------------------------------------

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

--------------------------------------------------------------------------------------------------------------------
Fund                                                    Management fee as a % of average net assets
--------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                    0.55%
--------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund                     0.55%
--------------------------------------------------------------------------------------------------------------------
High Quality Bond Fund                                  0.55%
--------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                                     0.55%
--------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES

Trust Shares of the Funds are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation
-   Participants in employer-sponsored defined contribution plans.

Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

In addition to the above types of investors, Trust Shares of the Corporate Bond Fund are also available for purchase by:

- customers of financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser

-   investors purchasing shares directly from Galaxy's distributor.


You can buy and sell Trust Shares of the Funds on any business day. For customers of financial institutions (including customers maintaining qualified accounts) and participants in employer-sponsored plans, a business day is any day that Galaxy's distributor, Galaxy's custodian and your financial institution or employer-sponsored plan are open for business. For investors purchasing shares directly from Galaxy's distributor, a business day is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.


The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time).


If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.


HOW TO BUY SHARES

If you are a customer of a financial institution (including a customer who maintains a qualified account) or a participant in an employer-sponsored plan, you can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order and payment to Galaxy's distributor and wiring payments to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

You can also buy Trust Shares of the Corporate Bond Fund directly from Galaxy's distributor in any of the following ways:

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to the Galaxy Corporate Bond Fund, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109

ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effective until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.


[Sidenote:]
INVESTMENT MINIMUMS
Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may. They may also require you to maintain a minimum account balance.


HOW TO SELL SHARES

If you are a customer of a financial institution (including a customer who maintains a qualified account) or a participant in an employer-sponsored plan, you can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.

You can also sell Trust Shares of the Corporate Bond Fund directly through Galaxy's distributor in any of the following ways:

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:
-        The name of the Fund
-        The number of shares or the dollar amount you want to sell
-        Your account number
-        Your Social Security number or tax identification number

- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares either by mail or by phone, you must have your signature guaranteed if:
-  you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-  you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.


SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.


OTHER TRANSACTION POLICIES

If you purchased your shares through a financial institution or employer-sponsored plan and Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution or plan administrator if this happens.

If you purchased shares directly from Galaxy's distributor and Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell shares by wire or telephone if it believes it is advisable to do so. Galaxy may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you purchased your shares directly from Galaxy's distributor and you sell your shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

If you sell your shares through a financial institution or employer-sponsored plan, sales proceeds are normally wired to your financial institution or plan administrator on the next business day. If you sell your shares directly through Galaxy's distributor, sales proceeds are normally sent to you within three business days. In each case, Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of ordinary income rather than capital gains. Dividends and distributions are paid in cash unless you tell your financial institution or plan administrator in writing or, if you purchased your shares directly from Galaxy's distributor, you indicate on the account application or in a letter to Galaxy, that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.


You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

HOW TO REACH GALAXY


If you purchased your shares directly from Galaxy's distributor, you can reach Galaxy in any of the following ways:


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com


[Sidenote:]
HEARING IMPAIRED
Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations). Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                           Galaxy Short-Term Bond Fund
                (For a share outstanding throughout each period)

                                                                           For the year ending October 31,
                                                     ----------------------------------------------------------------------------
                                                           1999           1998            1997          1996            1995
                                                           ----           ----            ----          ----            ----
                                                                                    Trust Shares
                                                     ----------------------------------------------------------------------------
   Net asset value, beginning of period........           $10.10         $10.01          $ 9.99         $10.06         $ 9.73
      Income from investment operations:
     Net investment income(1)..................             0.51           0.54            0.54           0.55           0.57
     Net realized and unrealized gain (loss)
      on investments...........................            (0.25)          0.11            0.02          (0.07)          0.33
    Total from investment operations...........             0.26           0.65            0.56           0.48           0.90
    Less dividends:
    Dividends from net investment income.......            (0.50)         (0.56)          (0.54)         (0.55)         (0.57)
     Total dividends...........................            (0.50)         (0.56)          (0.54)         (0.55)         (0.57)
     Net increase (decrease)
     in net asset value........................            (0.24)          0.09            0.02          (0.07)          0.33
   Net asset value, end of period..............           $ 9.86         $10.10          $10.01         $ 9.99         $10.06
                                                          -------        -------         -------        -------        -------
     Total return..............................             2.67%          6.68%           5.77%          4.91%          9.55%
    Ratios/supplemental data:
    Net assets, end of period (000's)..........           $31,438        $38,071         $49,837        $58,227        $35,088
     Ratios to average net assets:
     Net investment income including
     reimbursement/waiver......................             5.10%          5.33%           5.43%          5.49%          5.79%
     Operating expenses including
     reimbursement/waiver......................             0.86%          0.85%           0.86%          0.84%          0.74%
      Operating expenses excluding
     reimbursement/waiver......................             1.06%          1.05%           1.07%          1.08%          1.02%
     Portfolio turnover rate...................              151%           133%            173%           214%           289%

------------------------------

(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.49, $0.52, $0.52, $0.53
    and $0.54, respectively.

                   Galaxy Intermediate Government Income Fund
                (For a share outstanding throughout each period)



                                                                 For the year ending October 31,
                                          -------------------------------------------------------------------------------
                                               1999            1998            1997            1996           1995
                                               ----            ----            ----            ----           ----
                                                                           Trust Shares
                                          -------------------------------------------------------------------------------

   Net asset value, beginning
    of period.......................          $10.50          $10.18          $10.06          $10.28          $ 9.68
   Income from investment operations:
    Net investment income(1)                    0.56            0.59            0.62            0.60            0.64
     Net realized and
     unrealized gain (loss)
     on investments.................           (0.65)           0.35            0.12           (0.22)           0.60
    Total from investment
    operations......................           (0.09)           0.94            0.74            0.38            1.24
    Less dividends:
    Dividends from net
    investment income...............           (0.56)          (0.62)          (0.62)          (0.60)          (0.64)
     Total dividends................           (0.56)          (0.62)          (0.62)          (0.60)          (0.64)
     Net increase (decrease)
      IN net asset value............           (0.65)           0.32            0.12           (0.22)           0.60
   Net asset value, end of
     period.........................          $ 9.85          $10.50          $10.18          $10.06          $10.28
                                              ------          -------         -------         -------         -------
   Total return.....................           (0.86)%          9.52%           7.63%           3.88%          13.18%
    Ratios/supplemental data:
    Net assets, end of
     period (000's)................         $234,880        $239,763        $209,215        $213,750        $186,037
    Ratios to average net assets:
    Net investment
    income including
    reimbursement/waiver...........             5.53%           5.77%           6.19%           5.98%           6.39%
     Operating expenses
    including
    reimbursement/waiver...........             0.72%           0.73%           0.74%           0.75%           0.73%
     Operating expenses
    excluding
    reimbursement/waiver...........             0.92%           0.93%           0.94%           0.95%           0.94%
    Portfolio turnover rate........              184%            205%            128%            235%            145%
 --------------------


(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.54, $0.57, $0.60, $0.58
    and $0.62, respectively.

                          Galaxy High Quality Bond Fund
                (For a share outstanding throughout each period)

                                                                 For the year ending October 31,
                                          -------------------------------------------------------------------------------
                                               1999             1998            1997            1996            1995
                                               ----             ----            ----            ----            ----
                                                                           Trust Shares
                                          -------------------------------------------------------------------------------
   Net asset value, beginning
     of period.........................        $11.20          $10.70          $10.47          $10.63           $ 9.54
   Income from investment operations:
     Net investment income(1)..........          0.58            0.59            0.61            0.62             0.64
      Net realized and
      unrealized gain (loss)
      on investments...................         (0.86)           0.50            0.23           (0.16)            1.09
        Total from investment
        operations.....................         (0.28)           1.09            0.84            0.46             1.73
    Less dividends:
    Dividends from net
    investment income..................         (0.58)          (0.59)          (0.61)          (0.62)           (0.64)
     Dividends from net
     realized capital
     gains.............................         (0.09)             --              --              --               --
     Total dividends...................         (0.67)          (0.59)          (0.61)          (0.62)           (0.64)
     Net increase (decrease)
     in net asset value................         (0.95)           0.50            0.23           (0.16)            1.09
     Net asset value, end of
     period............................         $10.25         $11.20          $10.70          $10.47           $10.63
                                                -------        -------         -------         -------          -------
   Total return........................          (2.52)%        10.50%           8.36%           4.46%           18.66%
    Ratios/supplemental data:
    Net assets, end of
    period (000's).....................       $237,772       $217,143        $182,398        $149,075         $134,631
     Ratios to average net assets:
     Net investment
     income including
     reimbursement/waiver..............           5.46%          5.43%           5.88%           5.88%            6.33%
      Operating expenses
     including
     reimbursement/waiver..............           0.84%          0.87%           0.87%           0.85%            0.85%
      Operating expenses
     excluding
     reimbursement/waiver..............           1.04%          1.07%           1.09%           1.06%            1.07%
     Portfolio turnover rate...........            226%           253%            182%            163%             110%
 --------------------



(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.56, $0.56, $0.59, $0.60
    and $0.62, respectively.

                                          Galaxy Corporate Bond Fund
                               (For a share outstanding throughout each period)

                                                                 For the year ending October 31,
                                          -------------------------------------------------------------------------------
                                                                                                          period ended
                                                                                                           October 31,
                                               1999             1998            1997            1996           1995(1)
                                               ----             ----            ----            ----           ----
                                                                           Trust Shares
                                          -------------------------------------------------------------------------------
   Net asset value,  beginning
    of period.......................          $10.90          $10.63          $10.53          $10.74          $10.00
     Income from investment
   operations:
    Net investment income(2)                    0.59            0.62            0.66            0.64            0.61
    Net realized and
     unrealized gain (loss)
     on investments.................           (0.68)           0.30            0.11           (0.13)           0.74
     Total from investment
      operations....................           (0.09)           0.92            0.77            0.51            1.35
   Less dividends:
     Dividends from net
     investment income..............           (0.59)          (0.65)          (0.66)          (0.64)          (0.61)
     Dividends from net
     realized capital
     gains..........................              --              --           (0.01)          (0.08)             --
   Total dividends..................            (0.59)         (0.65)          (0.67)          (0.72)          (0.61)
   Net increase (decrease)
    in net asset value..............            (0.68)          0.27            0.10           (0.21)           0.74
   Net asset value, end of
     period.........................           $10.22         $10.90          $10.63          $10.53          $10.74
                                               -------        -------         -------         -------         -------
   Total return.....................            (0.82)%         8.96%           7.56%           5.00%          13.85%(3)
   Ratios/supplemental data:
     Net assets, end of
     period (000's).................          $79,382        $83,565         $91,728        $107,728         $37,391
     Ratios to average net assets:
    Net investment
    income including
     reimbursement/waiver...........             5.62%          5.80%           6.27%           6.13%           6.61%(4)
     Operating expenses
     including
        reimbursement/waiver........             0.85%          0.82%           0.80%           0.85%           1.06%(4)
    Operating expenses
     excluding
        reimbursement/waiver........             1.05%          1.02%           1.00%           1.05%           1.26%(4)
   Portfolio turnover rate..........              206%           155%             37%             84%             41%(3)


(1)    The Fund commenced operations on December 12, 1994.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the fiscal years ended October 31, 1999, 1998, 1997 and 1996 and for the period ended October 31, 1995 was $0.57, $0.60, $0.64, $0.62 and $0.57, respectively.
(3)    Not annualized.
(4)    Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090



Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.



PROGALBND 3/1/00

[Front cover page]

Galaxy Tax-Exempt Bond Funds
The Galaxy Fund



Prospectus
February 29, 2000


Galaxy Tax-Exempt Bond Fund
Galaxy New Jersey Municipal Bond Fund
Galaxy New York Municipal Bond Fund
Galaxy Connecticut Municipal Bond Fund
Galaxy Massachusetts Municipal Bond Fund
Galaxy Rhode Island Municipal Bond Fund


Retail A Shares and Retail B Shares




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents



Contents
--------

1        Introduction
3        Galaxy Tax-Exempt Bond Fund
8        Galaxy New Jersey Municipal Bond Fund
13       Galaxy New York Municipal Bond Fund
18       Galaxy Connecticut Municipal Bond Fund
23       Galaxy Massachusetts Municipal Bond Fund
29       Galaxy Rhode Island Municipal Bond Fund
34       Additional information about risk
35       Fund management
36       How to invest in the Funds
35       How sales charges work
39       Buying, selling and exchanging shares
39                How to buy shares
41                How to sell shares
43                How to exchange shares
43                Other transaction policies
45       Dividends, distributions and taxes
47       Galaxy investor programs
49       How to reach Galaxy
50       Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Tax-Exempt Bond Funds. The Funds invest primarily in municipal securities, which are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax.

On the following pages, you'll find important information about each of the Galaxy Tax-Exempt Bond Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-      the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-      the fees and expenses that you will pay as an investor in the Fund.


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for income that's free of federal income tax and who can accept fluctuations in price and yield. A Fund that specializes in a particular state is best suited to residents of that state who are also looking for income that is free of the state's income tax.

Tax-exempt funds are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with as high a level of current interest income free of federal income tax as is consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, primarily bonds (normally 65% of total assets). Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.


In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers, and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

[Sidenote:]

AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in a Fund come due or MATURE. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.





THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year.The returns for Retail B Shares were different than the figures shown because each class of shares has different expenses. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.



[Sidenote:]

Best quarter:                      6.56% for the quarter ending March 31, 1995
Worst quarter:                    -5.39% for the quarter ending March 31, 1994


[bar chart goes here]


----------------------------------------------------------------------------------------------------------------------
1992             1993           1994            1995            1996          1997           1998         1999
----------------------------------------------------------------------------------------------------------------------
9.25%           11.95%         -5.37%          15.79%           3.31%         8.72%          5.73%        -3.66%
----------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


-----------------------------------------------------------------------------------------------------------------
                                       1 year                5 years                  Since inception
-----------------------------------------------------------------------------------------------------------------
Retail A Shares                        -7.24%                 4.97%                  5.08% (12/30/91)
-----------------------------------------------------------------------------------------------------------------
Retail B Shares                        -8.90%                  --                    2.32% (3/4/96)
-----------------------------------------------------------------------------------------------------------------


                                      -5-

-----------------------------------------------------------------------------------------------------------------
Bond Index                              6.20% (since 12/31/91)
Lehman Brothers Municipal              -2.06%                 6.91%                  4.60% (since 2/29/96)
-----------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None(2)

------------------------------------------------------------------------------------
Retail B Shares         None                           5.00%(3)

------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                          Distribution                      Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(4)          None                 0.35%           1.10%(4)

------------------------------------------------------------------------------------------
Retail B Shares         0.75%(4)          0.80%                0.21%           1.76%(4)

------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 1% in the sixth year after purchase. After six years, your Retail B Shares will automatically convert to Retail A Shares. See "How to invest in the Funds - How sales charges work."

(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.90% for

     Retail A Shares and 1.56% for Retail B Shares. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown
-      your investment has a 5% return each year
-      your Retail B Shares convert to Retail A Shares after six years
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                               1 year               3 years              5 years              10 years
-------------------------------------------------------------------------------------------------------------
Retail A Shares              $483                   $712                 $958                  $1,665
-------------------------------------------------------------------------------------------------------------
Retail B Shares              $679                   $854                 $1,154                $1,740
-------------------------------------------------------------------------------------------------------------


If you hold Retail B Shares, you would pay the following expenses if you didn't sell your shares:


-------------------------------------------------------------------------------------------------------------
Retail B Shares                $179                 $554                 $954                 $1,740
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy New Jersey Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New Jersey municipal securities, which are securities issued by the State of New Jersey and other government issuers and that pay interest which is exempt from both federal income tax and New Jersey personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade either by S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and by swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Retail A Shares during the last calendar year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]
Best quarter:                0.37% for the quarter ending March 31, 1999
Worst quarter:              -2.39% for the quarter ending June 30, 1999


[bar chart goes here]

--------------
    1999
--------------
    -3.20%
--------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.


-------------------------------------------------------------------------------------------
                                        1 year                   Since inception
-------------------------------------------------------------------------------------------
Retail A Shares                         -6.85%              -1.44% (4/3/98)
-------------------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                              -2.06%               1.76% (since 3/31/98)
-------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None(2)
------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                                              Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(3)          None                 1.30%(3)     2.05%(3)

------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.25%. The Fund's administrator is reimbursing certain expenses so that Other expenses are expected to be 0.86%. Total Fund operating expenses after these waivers and reimbursements are expected to be 1.11%. These fee waivers and expense reimbursements may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown
-      your investment has a 5% return each year
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
                               1 year               3 years              5 years              10 years
-------------------------------------------------------------------------------------------------------------
Retail A Shares                 $575                $994                  $1,437               $2,665
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy New York Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by the State of New York and other government issuers and that pay interest which is exempt from federal income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

GALAXY NEW YORK MUNICIPAL BOND FUND


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations. Other considerations affecting the

       Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.



[Sidenote:]

Best quarter:                7.39% for the quarter ending March 31, 1995
Worst quarter:              -6.55% for the quarter ending March 31, 1994


[bar chart goes here]


----------------------------------------------------------------------------------------------------------------------
     1992            1993           1994          1995           1996          1997           1998          1999
----------------------------------------------------------------------------------------------------------------------
     8.29%          12.30%         -7.26%        16.85%          3.38%         8.66%          5.96%         -3.66%
----------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


------------------------------------------------------------------------------------------------------------------
                                           1 year                  5 years                   Since inception
------------------------------------------------------------------------------------------------------------------
Retail A Shares                            -7.24%                  5.22%              4.79% (12/31/91)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index       -2.06%                  6.91%              6.20% (since 12/31/91)
------------------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None(2)
------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(3)          None                0.42%(3)      1.17%(3)

------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the Shareholder Servicing fees (that are included in Other expenses so that Other expenses are expected to be 0.40%. Total Fund operating expenses after these waivers are expected to be 0.95%. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown

-      your investment has a 5% return each year
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                               1 year               3 years              5 years              10 years
-------------------------------------------------------------------------------------------------------------
Retail A Shares                $490                 $733                 $995                  $1,742
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Connecticut Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[Sidenote:]

Best quarter:                  7.99% for the quarter ending March 31, 1995
Worst quarter:                -7.01% for the quarter ending March 31, 1994


[bar chart goes here]


----------------------------------------------------------------------------------------------------------------------
        1994                1995                1996               1997                1998               1999
----------------------------------------------------------------------------------------------------------------------
       -8.07%              18.02%               3.35%              8.61%               5.84%              -2.83%
----------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


---------------------------------------------------------------------------------------------------------------
                                      1 year                  5 years                 Since inception
---------------------------------------------------------------------------------------------------------------
Retail A Shares                      -6.47%                   5.58%                  3.86% (3/16/93)
---------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                                -2.06%                   6.91%                  5.49% (since 3/31/93)
---------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None (2)
------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(3)          None                0.47%          1.22%(3)
------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after this waiver are expected to be 0.82%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown
-      your investment has a 5% return each year
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Retail A Shares         $495                  $748                  $1,020                $1,797
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Massachusetts Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower than shown.

[Sidenote:]

Best quarter:               7.49% for the quarter ending  March 31, 1995
Worst quarter:             -7.14% for the quarter ending  March 31, 1994


[bar chart goes here]


-----------------------------------------------------------------------------------
     1994           1995         1996          1997         1998          1999
-----------------------------------------------------------------------------------
    -7.71%         17.15%        3.04%        8.95%         5.63%         -3.69%
-----------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


-------------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
-------------------------------------------------------------------------------------------------------------
Retail A Shares              -7.30%                     5.19%                 3.56% (3/12/93)

-------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index                   -2.06%                     6.91%                 5.25% (since 2/28/93)
-------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None(2)
------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(3)          None                0.40%          1.15%(3)

------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after these waivers are expected to be 0.75%. This fee waiver may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown
-      your investment has a 5% return each year
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------
Retail A Shares         $488                  $727                 $984                  $1,720
-------------------------------------------------------------------------------------------------------------

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Rhode Island Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity, and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:          4.90% for the quarter ending March 31, 1999
Worst quarter:        -1.90% for the quarter ending June 30, 1999


[bar chart goes here]


---------------------------------------------------------------------
     1995           1996         1997          1998         1999
---------------------------------------------------------------------
    14.32%          3.63%        8.54%         5.87%        -2.77%
---------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


------------------------------------------------------------------------------------------------------------------------

                                       1 year                     5 years                          Since inception
------------------------------------------------------------------------------------------------------------------------
Retail A Shares                        -6.39%                      4.96%                            4.96% (12/20/94)
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index   -2.06%                      6.91%                            6.91% (since 12/31/94)

------------------------------------------------------------------------------------------------------------------------



For current yeild information, please call 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

------------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred
                        (load) on purchases            sales charge (load)
                        shown as a % of the            shown as a % of the
                        offering price                 offering price or sale
                                                       price, whichever is
                                                       less
------------------------------------------------------------------------------------
Retail A Shares         3.75%(1)                       None(2)
------------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                                                            Total
                                                                            Fund
                        Management        Distribution        Other         operating
                        fees              (12b-1) fees        expenses      expenses
------------------------------------------------------------------------------------------
Retail A Shares         0.75%(3)          None                0.42%           1.17%(3)
------------------------------------------------------------------------------------------


(1) Reduced sales charges may be available. See "How to invest in Funds - How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."

(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after this waiver are expected to be 0.77%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-      you invest $10,000 for the periods shown
-      you reinvest all dividends and distributions in the Fund
-      you sell all your shares at the end of the periods shown
-      your investment has a 5% return each year
-      the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


-------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
-------------------------------------------------------------------------------------------------------------


                                      -32-

-------------------------------------------------------------------------------------------------------------
Retail A Shares         $490                  $733                  $995                  $1,742
-------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Tax-Exempt Bond Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which the Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


Year 2000 risks

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


--------------------------------------------------------------------------------------------------------------
Fund                                                 Management fee as a % of average net assets
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                           0.55%
--------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond                                 0.25%
--------------------------------------------------------------------------------------------------------------
New York Municipal Bond                                   0.55%
--------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond                                0.35%
--------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond                              0.35%
--------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond                               0.35%
--------------------------------------------------------------------------------------------------------------

HOW TO INVEST IN THE FUNDS

All of the Funds offer Retail A Shares. The Tax-Exempt Bond Fund also offers Retail B Shares.


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Retail A Shares of a Fund, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Retail B Shares of the Tax-Exempt Bond Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Retail A Shares or Retail B Shares, minus the value of the Fund's liabilities attributable to Retail A Shares or Retail B Shares, divided by the number of Retail A Shares or Retail B Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge you'll pay if you buy Retail A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

------------------------------------------------------------------------------------------------

                                           Total sales charge
------------------------------------------------------------------------------------------------
Amount of your investment             As a % of the offering         As a % of your
                                      price per share                investment
------------------------------------------------------------------------------------------------
Less than $50,000                     3.75%                          3.90%
------------------------------------------------------------------------------------------------
$50,000 but less than
$100,000                              3.50%                          3.63%
------------------------------------------------------------------------------------------------
$100,000 but less than
$250,000                              3.00%                          3.09%
------------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                              2.50%                          2.56%
------------------------------------------------------------------------------------------------
$500,000 and over                     0.00%(1)                       0.00%(1)
------------------------------------------------------------------------------------------------

(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge when you buy Retail A Shares if:

-      You buy shares by reinvesting your dividends and distributions.
- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
-      You were a Galaxy shareholder before December 1, 1995.
- You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).


[Sidenote:]

SALES CHARGE WAIVERS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver. To contact Galaxy's distributor call 1-877-BUY- GALAXY (1-877-289-4252).


RETAIL B SHARES

If you buy Retail B Shares of the Tax-Exempt Bond Fund, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

------------------------------------------------------------------------------------------------------------
If you sell all your shares                       You'll pay a CDSC of
------------------------------------------------------------------------------------------------------------
during the first year                             5.00%
------------------------------------------------------------------------------------------------------------
during the second year                            4.00%
------------------------------------------------------------------------------------------------------------
during the third year                             3.00%
------------------------------------------------------------------------------------------------------------
during the fourth year                            3.00%
------------------------------------------------------------------------------------------------------------
during the fifth year                             2.00%
------------------------------------------------------------------------------------------------------------
during the sixth year                             1.00%
------------------------------------------------------------------------------------------------------------
after the sixth year                              None
------------------------------------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Retail B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Retail B Shares that you acquire by reinvesting your dividends and distributions. In addition, there's no CDSC when Retail B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Retail A Shares during the current fiscal year.


Retail B Shares of the Tax-Exempt Bond Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.15% of the Fund's Retail B Share assets. The Fund does not intend to pay more than 0.80% in distribution and shareholder service (12b-1) fees during the current fiscal year. Galaxy has adopted a plan under Rule 12b-1 that allows the Tax-Exempt Bond Fund to pay fees from its Retail B Share assets for selling and distributing Retail B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING RETAIL B SHARES TO RETAIL A SHARES

Six years after you buy Retail B Shares of the Tax-Exempt Bond Fund, they will automatically convert to Retail A Shares of the Fund. This allows you to benefit from the lower annual expenses of Retail A Shares.

CHOOSING BETWEEN RETAIL A SHARES AND RETAIL B SHARES

Retail B Shares are subject to higher fees than Retail A Shares. For this reason, Retail A Shares can be expected to pay higher dividends than Retail B Shares. However, because Retail A Shares are subject to an initial sales charge which is deducted at the time you purchase Retail A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Retail A Shares than if you purchase Retail B Shares of the Fund.

In deciding whether to buy Retail A Shares or Retail B Shares of the Tax-Exempt Bond Fund, you should consider how long you plan to hold the shares. Over time, the higher fees on Retail B Shares may equal or exceed the initial sales charge and fees for Retail A Shares. Retail A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Retail A Shares and Retail B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Retail A Shares and Retail B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC in the case of Retail B Shares of the Tax-Exempt Bond Fund. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Funds, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.


[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:
-      $2,500 for regular accounts
-      $100 for college savings accounts

There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. See GALAXY INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.


HOW TO BUY SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

To make additional investments, send your check to the address above along with one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref: The Galaxy Fund
   (Account number)
   (Account registration)

Before making an initial investment by wire, you must complete an account application and send it to The Galaxy Fund, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy. Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.


DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of the Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.

- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A
       Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.


- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when you sell Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.

- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote:]
DISCOUNT PLANS
You must tell your investment professional or Galaxy's distributor when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply. To contact Galaxy's distributor call 1-877-BUY-GALAXY (1-877-289-4252).


HOW TO SELL SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-      The name of the Fund
-      The number of shares or the dollar amount you want to sell

-      Your account number
-      Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

[Sidenote:]
SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:

-      you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or
-      you want Galaxy to make the check payable to someone else.


Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange Retail A Shares of a Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You won't pay a sales charge for exchanging your Retail A Shares.

You may exchange Retail B Shares of the Tax-Exempt Bond Fund for Retail B Shares of any other Galaxy Fund. You won't pay a CDSC when you exchange your Retail B Shares. However, when you sell the Retail B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Retail B Shares which you exchanged.

TO EXCHANGE SHARES:
- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)


-      send your request in writing to:


       The Galaxy Fund
       P.O. Box 6520
       Providence, RI 02940-6520

-      ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Funds generally declare dividends from net investment income daily and pay them monthly. They normally distribute net capital gains annually. It's expected that the Funds' annual distributions will be mainly income dividends. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

STATE AND LOCAL TAXES

Dividends paid by the Tax-Exempt Bond Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its income and dividends will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be subject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.


AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter.


PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.


COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50.


DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.


SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan. No CDSC will be charged on withdrawals of Retail B Shares of the Tax-Exempt Bond Fund made through the plan that don't annually exceed 12% of your account's value.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

       The Galaxy Fund
       P.O. Box 6520
       Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.


INVESTCONNECT

InvestConnect is Galaxy's Shareholder Voice Response System. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com


[Sidenote:]
HEARING IMPAIRED
Galaxy also offer a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below will help you understand the financial performance for the Funds' Retail A Shares and Retail B Shares for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single Retail A Share or Retail B Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares and/or Retail B Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                           Galaxy Tax-Exempt Bond Fund
                (For a share outstanding throughout each period)



                                                                            For the year ending October 31,
                                                ---------------------------------------------------------------------------------

                                                            1999                        1998                        1997
                                                     -------------------         -------------------         -------------------
                                                     Retail       Retail         Retail       Retail         Retail       Retail
                                                    A Shares     B Shares       A Shares     B Shares       A Shares     B Shares
                                                    --------     --------       --------     --------       --------     --------
Net asset value, beginning of period .........     $  11.30     $ 11.30         $  11.06     $ 11.06        $  10.78     $ 10.78
Income from investment operations:

   Net investment income(2) ..................         0.46        0.39             0.48        0.42            0.50        0.43
   Net realized and unrealized gain
     (loss) on investments ...................        (0.83)      (0.83)            0.34        0.33            0.29        0.29

Total from investment operations .............        (0.37)      (0.44)            0.82        0.75            0.79        0.72

Less dividends:
  Dividends from net investment
   income ....................................        (0.46)      (0.39)           (0.49)      (0.42)          (0.50)      (0.43)
     Dividends from net realized
       capital gains .........................        (0.14)      (0.14)           (0.09)      (0.09)          (0.01)      (0.01)

Total dividends ..............................        (0.60)      (0.53)           (0.58)      (0.51)          (0.51)      (0.44)

Net increase (decrease) in net asset
     value ...................................        (0.97)      (0.97)            0.24        0.24            0.28        0.28
Net asset value, end of period ...............     $  10.33     $ 10.33         $  11.30     $ 11.30        $  11.06     $ 11.06
                                                   --------     --------        --------     --------       --------     --------
  Total return(3) ............................        (3.45)%     (4.07)%           7.60%       6.95%           7.49%       6.83%

Ratios/supplemental data:
  Net assets, end of period (000's) ..........     $ 25,704     $ 3,382         $ 24,764     $ 2,715        $ 25,465     $ 1,690
Ratios to average net assets:
   Net investment income including
     Reimbursement/waiver ....................         4.25%       3.61%            4.32%       3.71%           4.60%       3.95%
      Operating expenses including
      Reimbursement/waiver ...................         0.92%       1.55%            0.94%       1.55%           0.95%       1.60%
      Operating expenses excluding
     Reimbursement/waiver ....................         1.12%       1.75%            1.15%       1.76%           1.18%       1.83%
   Portfolio turnover rate ...................           23%         23%              59%         59%             78%         78%


                                                                         1996                  1995
                                                                  -------------------         ------
                                                                  Retail       Retail         Retail
                                                                 A Shares     B Shares(1)    A Shares
                                                                 --------     -----------    --------
Net asset value, beginning of period .........                   $  10.78     $  10.94       $   9.99
Income from investment operations:

   Net investment income(2) ..................                       0.50         0.27           0.52
   Net realized and unrealized gain
     (loss) on investments ...................                         --        (0.16)          0.79

Total from investment operations .............                       0.50         0.11           1.31

Less dividends:
  Dividends from net investment
   income ....................................                      (0.50)       (0.27)         (0.52)
     Dividends from net realized
       capital gains .........................                         --           --             --

Total dividends ..............................                      (0.50)       (0.27)         (0.52)

Net increase (decrease) in net asset
     value ...................................                         --        (0.16)          0.79
Net asset value, end of period ...............                   $  10.78     $  10.78       $  10.78
  Total return(3) ............................                       4.77%        1.08%(4)      13.40%
                                                                 --------     --------       --------
Ratios/supplemental data:
  Net assets, end of period (000's) ..........                   $ 28,339     $    787       $ 31,609
Ratios to average net assets:
   Net investment income including
     Reimbursement/waiver ....................                       4.68%        4.08%(5)       4.99%
      Operating expenses including
      Reimbursement/waiver ...................                       0.93%        1.57%(5)       0.91%
      Operating expenses excluding
     Reimbursement/waiver ....................                       1.18%        1.77%(5)       1.24%
   Portfolio turnover rate ...................                         15%          15%            11%


-------------------------------------

(1)  The Fund began offering Retail B Shares on March 4, 1996.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.44, $0.46, $0.47,
     $0.48 and $0.48, respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail B Shares for the years ended October 31, 1999, 1998 and 1997 and the period ended October 31, 1996 was $0.37, $0.40, $0.40 and $0.25, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
(4)  Not annualized.
(5)  Annualized.

                      Galaxy New Jersey Municipal Bond Fund
                 (For a share outstanding throughout each period)


                                                                 For the year ending         For the period ending
                                                                   October 31, 1999             October 31,1998(1)
                                                                   ----------------             ----------------
                                                                                 Retail A Shares
                                                                                 ---------------
Net asset value, beginning of period........................       $10.24                             $10.00
Income from investment operations:
   Net investment income(2).................................         0.36                               0.20
   Net realized and unrealized gain on investments..........        (0.68)                              0.24

   Total from investment operations.........................        (0.32)                              0.44

Less dividends:
   Dividends from net investment income.....................        (0.36)                             (0.20)

 Total dividends............................................        (0.36)                             (0.20)

Net increase in net asset value.............................        (0.68)                              0.24
Net asset value, end of period..............................       $ 9.56                             $10.24
                                                                   ------                             ------

Total return(3).............................................        (3.24)%                             4.34%(4)

  Ratios/supplemental data:
   Net assets, end of period (000's)........................       $1,302                               $815
Ratios to average net assets:
   Net investment income including reimbursement/waiver.....         3.56%                              3.62%(5)
   Operating expenses including reimbursement/waiver........         1.11%                              1.09%(5)
   Operating expenses excluding reimbursement/waiver........         2.11%                              3.65%(5)
Portfolio turnover rate.....................................           41%                                53%(4)


---------------------------

(1)  The Fund commenced operations on April 3, 1998.

(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the year ended October 31, 1999 and the period ended October 31, 1998 was $0.26 and $0.06, respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4)  Not annualized.
(5)  Annualized.

                       Galaxy New York Municipal Bond Fund
                (For a share outstanding throughout each period)


                                                                               For the year ending October 31,
                                                        -------------------------------------------------------------------------

                                                            1999           1998           1997           1996           1995
                                                         ----------     ----------     ----------     ----------     ----------
                                                           Retail         Retail         Retail         Retail         Retail
                                                          A Shares       A Shares       A Shares       A Shares       A Shares
                                                         ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ..............    $    11.44     $    11.09     $    10.75     $    10.78     $     9.89
  Income from investment operations:
   Net investment income(1) .......................          0.48           0.48           0.49           0.48           0.49
   Net realized and unrealized gain
     (loss) on investments ........................         (0.89)          0.35           0.34          (0.03)          0.89

 Total from investment operations .................         (0.41)          0.83           0.83           0.45           1.38

 Less dividends:
   Dividends from net investment
     Income .......................................         (0.46)         (0.48)         (0.49)         (0.48)         (0.49)
 Total dividends ..................................         (0.46)         (0.48)         (0.49)         (0.48)         (0.49)

 Net increase (decrease) in net asset
     value ........................................         (0.87)          0.35           0.34          (0.03)          0.89
 Net asset value, end of period ...................    $    10.57     $    11.44     $    11.09     $    10.75     $    10.78
                                                       ----------     ----------     ----------     ----------     ----------
  Total return(2) .................................         (3.72)%         7.65%          7.93%          4.31%         14.03%
 Ratios/supplemental data:
   Net assets, end of period (000's) ..............    $   41,343     $   48,218     $   38,434     $   40,154     $   42,870
  Ratios to average net assets:
   Net investment income including
     Reimbursement/waiver .........................          4.31%          4.27%          4.52%          4.50%          4.73%
    Operating expenses including
     Reimbursement/waiver .........................          0.96%          0.87%          0.94%          0.95%          0.92%
    Operating expenses excluding
     Reimbursement/waiver .........................          1.16%          1.20%          1.26%          1.35%          1.31%
  Portfolio turnover rate .........................            24%            27%            61%            12%             5%


-----------------------------------------


1 Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.46,
     $0.45, $0.45, $0.44 and $0.44, respectively.

2    Calculation does not include the effect of any sales charge for Retail A
     Shares.

                     Galaxy Connecticut Municipal Bond Fund
                (For a share outstanding throughout each period)



                                                                       For the year ending October 31,
                                                   -------------------------------------------------------------------------
                                                        1999           1998           1997          1996           1995
                                                     ---------      ---------      ---------     ---------      --------
                                                      Retail          Retail         Retail        Retail        Retail
                                                     A Shares        A Shares       A Shares      A Shares      A Shares
                                                     ---------      ---------      ---------     ---------      --------
Net asset value, beginning of period .......      $  10.82          $  10.47      $   10.14      $  10.13       $  9.22
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1) ................          0.43              0.43           0.45          0.42          0.44
   Net realized and unrealized gain
     (loss) on investments .................         (0.73)             0.35           0.33          0.01          0.91

 Total from investment operations ..........         (0.30)             0.78           0.78          0.43          1.35

 LESS DIVIDENDS:
   Dividends from net investment
     Income ................................         (0.43)            (0.43)         (0.45)        (0.42)        (0.44)
 Total dividends ...........................         (0.43)            (0.43)         (0.45)        (0.42)        (0.44)

 Net increase (decrease) in net asset
     Value .................................         (0.73)             0.35           0.33         (0.01)         0.91
Net asset value, end of period .............     $   10.09         $   10.82      $   10.47     $   10.14     $   10.13
                                                 ---------         ---------     ----------     ---------     ---------
  Total return(2) ...........................        (2.87)%            7.58%          7.86%         4.32%        14.94%

 RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's) .......     $  26,715         $  24,856     $   23,355     $  23,244     $  18,066
  RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
     Reimbursement/waiver ..................          4.07%             4.02%          4.30%         4.13%         4.53%
    Operating expenses including
     Reimbursement/waiver ..................          0.85%             0.88%          0.70%         0.70%         0.68%
    Operating expenses excluding
     Reimbursement/waiver ..................          1.25%             1.31%          1.31%         1.38%         1.48%
  Portfolio turnover rate ..................            53%               46%            42%            3%            7%


-----------------------------------


(1) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.39,
     $0.38, $0.38, $0.35 and $0.37, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.

                    Galaxy Massachusetts Municipal Bond Fund
                (For a share outstanding throughout each period)


                                                                       For the year ending October 31,
                                                   -------------------------------------------------------------------------
                                                        1999           1998           1997          1996           1995
                                                     ---------      ---------      ---------     ---------      --------
                                                      Retail          Retail         Retail        Retail        Retail
                                                     A Shares        A Shares       A Shares      A Shares      A Shares
                                                     ---------      ---------      ---------     ---------      --------
Net asset value, beginning of period.........      $   10.53        $   10.25      $    9.94     $    9.98      $   9.12
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1) .................           0.43             0.46           0.45          0.43          0.44
   Net realized and unrealized gain
     (loss) on investments...................          (0.77)            0.27           0.32         (0.04)         0.86

 Total from investment operations............          (0.34)            0.73           0.77          0.39          1.30

 LESS DIVIDENDS:
   Dividends from net investment
     income..................................          (0.43)           (0.45)         (0.46)        (0.43)        (0.44)
 Total dividends.............................          (0.43)           (0.45)         (0.46)        (0.43)        (0.44)

 Net increase (decrease) in net asset
     value...................................          (0.77)            0.28           0.31         (0.04)         0.86
Net asset value, end of period...............      $    9.76        $   10.53      $   10.25     $    9.94      $   9.98
                                                   ---------        ---------      ---------     ---------      --------
  Total return(2) ............................         (3.35)%           7.22%          7.92%         4.05%        14.52%
 RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's).........      $  39,696        $  44,189      $  33,318     $  26,275      $ 16,113
  RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
     Reimbursement/waiver....................           4.18%            4.30%          4.38%         4.42%         4.56%
    Operating expenses including
     Reimbursement/waiver....................           0.79%            0.78%          0.63%         0.66%         0.70%
    Operating expenses excluding
     Reimbursement/waiver....................           1.19%            1.21%          1.20%         1.32%         1.58%
  Portfolio turnover rate....................             34%              44%            48%           16%           19%


----------------------------------


1 Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.39,
     $0.41, $0.39, $0.37 and $0.36, respectively.

2    Calculation does not include the effect of any sales charge for Retail A
     Shares.

                     Galaxy Rhode Island Municipal Bond Fund
                (For a share outstanding throughout each period)


                                                                       For the year ending October 31,
                                                     ----------------------------------------------------------------------------
                                                        1999           1998           1997          1996    For the period ending
                                                     ---------      ---------      ---------     ---------   October 31, 1995(1)
                                                      Retail          Retail         Retail        Retail   ---------------------
                                                     A Shares        A Shares       A Shares      A Shares    Retail A Shares
                                                     ---------      ---------      ---------     ---------  ---------------------
Net asset value, beginning of period..........       $   11.18      $   10.91      $   10.65     $   10.67      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)...................            0.48           0.50           0.48          0.51          0.44
   Net realized and unrealized gain
     on investments...........................           (0.77)          0.29           0.32          0.03          0.67

Total from investment operations..............           (0.29)          0.79           0.80          0.54          1.11

LESS DIVIDENDS:
   Dividends from net investment
     income...................................           (0.48)         (0.50)         (0.50)        (0.51)        (0.44)
   Dividends from net realized capital gains..           (0.05)         (0.02)         (0.04)        (0.05)           --
Total dividends...............................           (0.53)         (0.52)         (0.54)        (0.56)        (0.44)

Net increase (decrease) in net asset
     value....................................           (0.82)          0.27           0.26         (0.02)         0.67
Net asset value, end of period................       $   10.36      $   11.18      $   10.91     $   10.65      $  10.67
                                                     ---------      ---------      ---------     ---------      --------
Total return(3)                                          (2.73)%         7.35%          7.78%         5.22%        11.29%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)..........       $  19,833      $  20,210      $  17,134     $  14,900      $ 10,850
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
     Reimbursement/waiver.....................            4.41%          4.52%          4.50%         4.78%         5.13%(5)
   Operating expenses including
     Reimbursement/waiver.....................            0.80%          0.81%          0.83%         0.77%         0.40%(5)
   Operating expenses excluding
     Reimbursement/waiver.....................            1.20%          1.23%          1.34%         1.34%         2.25%(5)
Portfolio turnover rate.......................              34%            41%            19%           13%           34%(4)


-------------------------------------

(1)  The Fund commenced operations on December 20, 1994.

(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997 and 1996 and for the period ended October 31, 1995 was $0.44, $0.45, $0.43, $0.45 and $0.28,
     respectively.

(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4)  Not annualized.
(5)  Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALTEBND 3/1/00

[Front cover page]
Galaxy Tax-Exempt Bond Funds
The Galaxy Fund






Prospectus

February 29, 2000



Galaxy Tax-Exempt Bond Fund
Galaxy New Jersey Municipal Bond Fund
Galaxy New York Municipal Bond Fund
Galaxy Connecticut Municipal Bond Fund
Galaxy Massachusetts Municipal Bond Fund
Galaxy Rhode Island Municipal Bond Fund


Trust Shares







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

CONTENTS

1        Risk/return summary
1        Introduction
3        Galaxy Tax-Exempt Bond Fund
7        Galaxy New Jersey Municipal Bond Fund
11       Galaxy New York Municipal Bond Fund
15       Galaxy Connecticut Municipal Bond Fund
19       Galaxy Massachusetts Municipal Bond Fund
23       Galaxy Rhode Island Municipal Bond Fund
27       Additional information about risk

28       Fund management

29       How to invest in the Funds
29       Buying and selling shares
29            How to buy shares
30            How to sell shares
30            Other transaction policies

31       Dividends, distributions and taxes

33      Financial highlights

RISK/RETURN SUMMARY


INTRODUCTION

This prospectus describes the Galaxy Tax-Exempt Bond Funds. The Funds invest primarily in municipal securities, which are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax.

On the following pages, you'll find important information about each of the Galaxy Tax-Exempt Bond Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.


WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for income that's free of federal income tax and who can accept fluctuations in price and yield. A Fund that specializes in a particular state is best suited to residents of that state who are also looking for income that is free of the state's income tax.

Tax-exempt funds are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns before taxes are generally lower than those of taxable funds.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this Prospectus as the ADVISER, "Adviser" is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FLEETBOSTON Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with as high a level of current interest income free of federal income tax as is consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, primarily bonds (normally 65% of total assets). Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
average weighted maturity gives you the average time until all debt securities in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt securities held by a Fund with each maturity "weighted" according to the percentage of assets it represents.




THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following Main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[SIDENOTE:]


BEST QUARTER:                        6.59% FOR THE QUARTER ENDING MARCH 31, 1995
-------------                       ------------------------------------------------
WORST QUARTER:                      -5.39% FOR THE QUARTER ENDING MARCH 31, 1994
--------------                      ------------------------------------------------


[bar chart goes here]


    1992          1993        1994        1995         1996        1997        1998         1999
-------------- ----------- ----------- ------------ ----------- ----------- ------------ -----------
    9.25%        11.95%      -5.35%      16.04%       3.57%       8.99%        5.96%       -3.47%
-------------- ----------- ----------- ------------ ----------- ----------- ------------ -----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------ ------------------- ------------------------------
                                         1 year             5 years               Since inception
----------------------------------- ------------------ ------------------- ------------------------------
Trust Shares                              -3.47%             6.02%                5.64% (12/30/91)
----------------------------------- ------------------ ------------------- ------------------------------
Lehman Brothers Municipal Bond
Index                                     -2.06%             6.91%             6.20% (since 12/31/91)
----------------------------------- ------------------ ------------------- ------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management          Distribution        Other          Total Fund operating
                        fees                (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------

Trust Shares            0.75%(1)            None                0.16%          0.91%(1)
----------------------- ------------------- ------------------- -------------- -----------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.71%. This fee waiver may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares                    $93                   $290                 $504                $1,120
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy New Jersey Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New Jersey municipal securities, which are securities issued by the State of New Jersey and other government issuers and that pay interest which is exempt from both federal income tax and New Jersey personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or, unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and by swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.


- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New Jersey municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect New Jersey. Other considerations affecting the Fund's investments in New Jersey municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The Bar Chart and the Table Below Show How the Fund has Performed in the Past and give some indication of the risk of investing in the Fund. Both Assume That All Dividends and Distributions are Reinvested in the Fund How the fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

THE BAR CHART SHOWS THE PERFORMANCE OF TRUST SHARES DURING THE LAST CALENDAR
YEAR.


[SIDENOTE:]

BEST QUARTER:                        0.42% FOR THE QUARTER ENDING MARCH 31, 1999
-------------                       ------------------------------------------------
WORST QUARTER:                      -2.35% FOR THE QUARTER ENDING JUNE 30, 1999
--------------                      ------------------------------------------------


[BAR CHART GOES HERE]

--------------
    1999
--------------
   -3.02%
--------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------ ------------------------------
                                         1 YEAR               SINCE INCEPTION
----------------------------------- ------------------ ------------------------------
TRUST SHARES                             -3.02%                0.95% (4/3/98)
----------------------------------- ------------------ ------------------------------
LEHMAN BROTHERS
MUNICIPAL BOND INDEX                     -2.06%             1.76% (SINCE 3/31/98)
----------------------------------- ------------------ ------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management          Distribution        Other          Total Fund operating
                        fees                (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------
Trust Shares            0.75%(1)            None                0.87%(1)       1.62%(1)
----------------------- ------------------- ------------------- -------------- -----------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.25%. The Fund's administrator is waiving certain expenses so that Other expenses are expected to be 0.67%. Total Fund operating expenses after these waivers are expected to be 0.92%. These fee waivers may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares                   $165                $511                  $881                 $1,922
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy New York Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by the State of New York and other government issuers and that pay interest which is exempt from federal income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, THE RATING OF a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.



- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.


- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations. Other considerations affecting the

     Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[SIDENOTE:]

BEST QUARTER:                       7.42% FOR THE QUARTER ENDING MARCH 31, 1995
-------------                       ---------------------------------------------
WORST QUARTER:                      -6.55% FOR THE QUARTER ENDING MARCH 31, 1994
--------------                      ---------------------------------------------

[bar chart goes here]


    1992          1993        1994        1995         1996        1997        1998         1999
-------------- ----------- ----------- ------------ ----------- ----------- ------------ -----------
    8.29%        12.30%      -7.26%      17.09%       3.62%       8.89%        6.13%       -3.48%
-------------- ----------- ----------- ------------ ----------- ----------- ------------ -----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------ ------------------- ------------------------------
                                         1 year             5 years               Since inception
----------------------------------- ------------------ ------------------- ------------------------------
Trust Shares                             -3.48%              6.24%                5.43% (12/31/91)
---------------------------------- ------------------ ------------------- ------------------------------
Lehman Brothers Municipal Bond Index     -2.06%              6.91%                6.20% (since 12/31/91)
----------------------------------- ------------------ ------------------- ------------------------------


FOR CURRENT YIELD INFORMATION, PLEASE CALL 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX WHICH TRACKS THE PERFORMANCE OF MUNICIPAL BONDS.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management          Distribution        Other          Total Fund operating
                        fees                (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------
Trust Shares            0.75%(1)            None                0.23%          0.98%(1)
----------------------- ------------------- ------------------- -------------- -----------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 0.78%. This fee waiver may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares                    $100                $312                 $542                 $1,201
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Connecticut Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by the State of Connecticut and other government issuers and that pay interest which is exempt from both federal income tax and Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:




- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.


[SIDENOTE:]

BEST QUARTER:                       8.05% FOR THE QUARTER ENDING MARCH 31, 1995
-------------                       --------------------------------------------
WORST QUARTER:                      -7.01% FOR THE QUARTER ENDING MARCH 31, 1994
--------------                      --------------------------------------------


[bar chart goes here]


    1994          1995        1996        1997         1998        1999
-------------- ----------- ----------- ------------ ----------- -----------
   -8.01%        18.29%      3.56%        8.81%       6.07%       -2.65%
-------------- ----------- ----------- ------------ ----------- -----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------ ------------------- ------------------------------
                                         1 year             5 years               Since inception
----------------------------------- ------------------ ------------------- ------------------------------
Trust Shares                             -2.65%              6.60%                4.61% (3/16/93)
----------------------------------- ------------------ ------------------- ------------------------------
Lehman Brothers Municipal Bond Index     -2.06%              6.91%                5.49% (Since 3/31/93)
----------------------------------- ------------------ ------------------- ------------------------------


FOR CURRENT YIELD INFORMATION, PLEASE CALL 1-877-BUY-GALAXY (1-877-289-4252).


[SIDENOTE:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following TABLE SHOWS the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management fees     Distribution        Other          Total Fund operating
                                            (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------
Trust Shares            0.75%(1)            None                0.29%          1.04%(1)
----------------------- ------------------- ------------------- -------------- -----------------------------



(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after this waiver are expected to be 0.64%. This fee waiver may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares                   $106                $331                  $574                 $1,271
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Massachusetts Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts personal income tax, as is consistent with relative stability of principal.



THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations AFFECTING the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares has varied from year to year.

[SIDENOTE]

BEST QUARTER:                       7.52% FOR THE QUARTER ENDING MARCH 31, 1995
-------------                       ---------------------------------------------
WORST QUARTER:                      -7.14% FOR THE QUARTER ENDING MARCH 31, 1994
--------------                      ---------------------------------------------


[bar chart goes here]


    1994          1995        1996        1997         1998        1999
-------------- ----------- ----------- ------------ ----------- -----------
   -7.71%        17.40%      3.26%        9.09%       5.83%       -3.52%
-------------- ----------- ----------- ------------ ----------- -----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------ ------------------- ------------------------------
                                         1 year             5 years               Since inception
----------------------------------- ------------------ ------------------- ------------------------------
Trust Shares                             -3.52%              6.19%                 4.29% (3/12/93)
----------------------------------- ------------------ ------------------- ------------------------------
Lehman Brothers Municipal Bond Index     -2.06%              6.91%                 5.25% (since 2/28/93)
----------------------------------- ------------------ ------------------- ------------------------------


FOR CURRENT YIELD INFORMATION, PLEASE CALL 1-877-BUY-GALAXY (1-877-289-4252).


[SIDENOTE:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management          Distribution        Other          Total Fund operating
                        fees                (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------
Trust Shares            0.75%(1)            None                0.23%          0.98%(1)

----------------------- ------------------- ------------------- -------------- -----------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after this waiver are expected to be 0.58%. This fee waiver may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------

Trust Shares                    $100                $312                 $542                 $1,201
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Rhode Island Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or ARE unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security, unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:




- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.
- SELECTION OF INVESTMENTS - The Adviser evaluates the RISKS and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered Trust Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and Trust Shares of the Fund have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. Unlike Trust Shares, Retail A Shares of the Fund are subject to a front-end sales charge on purchases and, in certain cases, to a contingent deferred sales charge at the time shares are sold.


YEAR-BY-YEAR RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[SIDENOTE:]

BEST QUARTER:                       4.90% FOR THE QUARTER ENDING MARCH 31, 1995
-------------                       --------------------------------------------
WORST QUARTER:                      -1.90% FOR THE QUARTER ENDING JUNE 30, 1999
--------------                      --------------------------------------------


[bar chart goes here]


-------------- ----------- ----------- ------------ -----------
    1995         1996        1997        1998         1999
     ----         ----        ----        ----         ---
-------------- ----------- ----------- ------------ -----------
   14.32%        3.63%       8.54%        5.87%       -2.77%
-------------- ----------- ----------- ------------ -----------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.


----------------------------------- ------------------------ ------------------------- -------------------------------
                                            1 year                   5 years                  Since inception
----------------------------------- ------------------------ ------------------------- -------------------------------
Retail A Shares                             -6.39%                    4.96%                   4.96% (12/20/94)
----------------------------------- ------------------------ ------------------------- -------------------------------
Lehman Brothers Municipal Bond Index        -2.06%                    6.91%                   6.91% (since 12/31/94)
----------------------------------- ------------------------ ------------------------- -------------------------------

[SIDENOTE:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------- ------------------- ------------------- -------------- -----------------------------
                        Management          Distribution        Other          Total Fund operating
                        fees                (12b-1) fees        expenses       expenses
----------------------- ------------------- ------------------- -------------- -----------------------------
Trust Shares            0.75%(1)            None                0.42%          1.17%(1)
----------------------- ------------------- ------------------- -------------- -----------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.35%. Total Fund operating expenses after this waiver are expected to be 0.77%. This fee waiver may be revised or discontinued at any time.


[Sidenote:]
PORTFOLIO MANAGER
The adviser's tax-exempt investment policy committee is responsible for the day-to-day management of the fund's investment portfolio.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                               1 year               3 years              5 years              10 years
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares                    $119                $372                 $644                 $1,420
----------------------- --------------------- -------------------- --------------------- --------------------

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Tax-Exempt Bond Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


Year 2000 risks

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


------------------------------------------------------- -----------------------------------------------------------
Fund                                                    Management fee as a % of average net assets
------------------------------------------------------- -----------------------------------------------------------
Tax-Exempt Bond                                              0.55%
------------------------------------------------------- -----------------------------------------------------------
New Jersey Municipal Bond                                    0.25%
------------------------------------------------------- -----------------------------------------------------------
New York Municipal Bond                                      0.55%
------------------------------------------------------- -----------------------------------------------------------
Connecticut Municipal Bond                                   0.35%
------------------------------------------------------- -----------------------------------------------------------
Massachusetts Municipal Bond                                 0.35%
------------------------------------------------------- -----------------------------------------------------------
Rhode Island Municipal Bond                                  0.35%
------------------------------------------------------- -----------------------------------------------------------

HOW TO INVEST IN THE FUNDS


BUYING AND SELLING SHARES

Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts and agency accounts. Your institution can provide more information about which types of accounts are eligible.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your institution are open for business.

The price at which you buy shares is the net asset value (NAV) per share next determined after your order is accepted. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Trust Shares, minus the value of the Fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

[Sidenote:]
INVESTMENT MINIMUMS
Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions may. They may also require you to maintain a minimum account balance.


HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The institution holds the shares in your name and receives all confirmations of purchases and sales.

HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring sale proceeds to your financial institution, but your financial institution may do so. Contact your financial institution for more information.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares by 4:00 p.m. on the next business day, Galaxy won't accept your order. Galaxy will advise your financial institution if this happens.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Funds generally declare dividends from net investment income daily and pay them monthly. They normally distribute net capital gains annually. It's expected that the Funds' annual distributions will be mainly income dividends. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


FEDERAL TAXES

It is expected that the Funds will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Moreover, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by each Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

STATE AND LOCAL TAXES

Dividends paid by the Tax-Exempt Bond Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law. Each state-specific Fund intends to comply with certain state and/or local tax requirements so that its dividends will be exempt from the applicable state and/or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the state-specific municipal securities in which each Fund primarily invests or from any capital gains, will be subject to the particular state's taxes. However, with respect to the Connecticut Municipal Bond Fund, dividends, if any, derived from long-term capital gains on Connecticut municipal securities of issuers in Connecticut will not be suject to the Connecticut state income tax on individuals, trusts and estates if paid on Fund shares held as capital assets.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS


The financial highlights tables on the following pages will help you understand the financial performance for the Funds' Trust Shares for the past five years (or the period since a particular Fund began operations). As of the date of this prospectus, Trust Shares of the Rhode Island Municipal Bond Fund had not been offered to investors. The financial highlights table shown below with respect to the Rhode Island Municipal Bond Fund reflects the financial performance of the Fund's Retail A Shares and is intended to provide you with a long-term perspective as to the Fund's financial history. Certain information in the financial highlights tables reflects the financial performance of a single Trust Share or, in the case of the Rhode Island Municipal Bond Fund, a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares (Retail A Shares in the case of the Rhode Island Municipal Bond Fund) of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                           Galaxy Tax-Exempt Bond Fund
                (For a share outstanding throughout each period)


                                                                             For the year ending October 31,
                                                      ------------------------------------------------------------------------------
                                                           1999             1998           1997           1996          1995
                                                           ----             ----           ----           ----          -----
                                                                                      Trust Shares
                                                      ------------------------------------------------------------------------------

Net asset value, beginning of period...............       $11.30           $11.06        $10.78         $10.78          $9.99
                                                          ------           ------        ------         ------          ------
Income from investment operations:
   Net investment income(1)........................         0.49             0.50          0.53           0.53           0.54
   Net realized and unrealized gain (loss)
     on investments................................        (0.83)            0.34          0.29             --           0.79
                                                           ------            ----          ----           ----           -----
Total from investment operations...................        (0.34)            0.84          0.82           0.53           1.33
                                                           ------            ----          ----           ----           ----
Less dividends:
  Dividends from net investment income.............        (0.49)           (0.51)        (0.53)         (0.53)         (0.54)
  Dividends from net realized capital gains........        (0.14)           (0.09)        (0.01)            --             --
                                                           ------           ------        ------         ------         -----
Total dividends....................................        (0.63)           (0.60)        (0.54)         (0.53)         (0.54)
                                                           ------           ------        ------         ------         ------

Net increase (decrease) in net asset value.........        (0.97)            0.24          0.28             --           0.79
                                                           ------           ------        ------        -------        ------
Net asset value, end of period.....................       $10.33           $11.30        $11.06         $10.78         $10.78
                                                           ------           ------        ------        -------        ------
  Total return....................................          3.25%            7.85%         7.75%          5.03%         13.62%
 Ratios/supplemental data:
  Net assets, end of period (000's)................     $141,999         $135,664      $122,218       $103,163        $91,740

Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         4.46%            4.55%         4.85%          4.91%          5.18%
  Operating expenses including
     reimbursement/waiver..........................         0.71%            0.71%         0.70%          0.70%          0.72%
  Operating expenses excluding
     reimbursement/waiver..........................         0.91%            0.92%         0.96%          0.95%          0.97%
Portfolio turnover rate............................           23%              59%           78%            15%            11%
                                                                                                                       ------

-----------------------------


(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.47, $0.48, 0.51, $0.51 and $0.51, respectively.

                      Galaxy New Jersey Municipal Bond Fund
                 (For a share outstanding throughout the period)


                                                                                  FOR THE YEAR    FOR THE PERIOD
                                                                                  ENDING OCTOBER   ENDING OCTOBER
                                                                                        31,              31,
                                                                                  ---------------- ----------------
                                                                                       1999             1998(1)
                                                                                       ----             -----
                                                                                            TRUST SHARES
                                                                                            ------------
Net asset value, beginning of period............................................      $10.24             $10.00

Income from investment operations:
  Net investment income(2)......................................................        0.38               0.21
  Net realized and unrealized gain on investments...............................       (0.68)              0.24
Total from investment operations................................................       (0.30)              0.45

Less dividends:
  Dividends from net investment income..........................................       (0.38)             (0.21)

Total dividends.................................................................       (0.38)             (0.21)

Net increase in net asset value.................................................       (0.68)              0.24

Net asset value, end of period..................................................       $9.56             $10.24

Total return....................................................................       (3.06%)             4.48%(3)

Ratios/supplemental data:
  Net assets, end of period (000's).............................................      $7,422             $7,701
Ratios to average net assets:
  Net investment income including reimbursement/waiver..........................        3.76%              3.79%(4)
  Operating expenses including reimbursement/waiver.............................        0.92%              0.92%(4)
  Operating expenses excluding reimbursement/waiver.............................        1.63%              2.07%(4)
Portfolio turnover rate.........................................................          41%                53%(3)

         ---------------------

        (1)       The Fund commenced operations on April 3, 1998.
        (2) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and the Fund's administrator for the year ended October 31, 1999 and the period ended October 31, 1998 was $0.30 and $0.15, respectively.
        (3)       Not annualized.
        (4)       Annualized.

                       Galaxy New York Municipal Bond Fund
                (For a share outstanding throughout each period)



                                                                        For the year ending October 31,
                                                 -------------------------------------------------------------------------------
                                                      1999             1998           1997           1996           1995
                                                      ----             ----           ----           ----           -----
                                                                                  Trust Shares
                                                 -------------------------------------------------------------------------------

Net asset value, beginning of period.............     $11.44            $11.09        $10.75         $10.78          $9.89
                                                      ------            ------        ------         ------          -----
Income from investment operations:
  Net investment income(1).......................       0.50              0.50          0.52           0.51           0.51
  Net realized and unrealized gain (loss)
     on investments..............................      (0.89)             0.35          0.34          (0.03)          0.89
                                                      ------            ------        ------         ------          -----
Total from investment operations.................      (0.39)             0.85          0.86           0.48           1.40
                                                      ------            ------        ------         ------          -----
Less dividends:
  Dividends from net investment income...........      (0.48)            (0.50)        (0.52)         (0.51)         (0.51)
                                                      ------            ------        ------         ------          -----
Total dividends..................................      (0.48)            (0.50)        (0.52)         (0.51)        (0.51)
                                                      ------            ------        ------         ------          -----

Net increase (decrease) in net asset value.......      (0.87)             0.35           0.34          (0.03)          0.89
                                                      ------            ------        ------         ------          -----
Net asset value, end of period...................     $10.57            $11.44        $11.09         $10.75         $10.78
                                                      ------            ------        ------         ------          -----
  Total return...................................      (3.54)%            7.82%          8.17%          4.55%         14.23%
 Ratios/supplemental data:
  Net assets, end of period (000's)..............    $36,696           $34,801        $27,562        $23,762        $23,077
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver........................       4.50%             4.42%          4.75%          4.75%          4.91%
  Operating expenses including
     reimbursement/waiver........................       0.77%             0.72%          0.71%          0.70%          0.74%
  Operating expenses excluding
     reimbursement/waiver........................       0.97%             0.99%          1.02%          1.10%          1.07%
Portfolio turnover rate..........................         24%               27%            61%            12%             5%


-----------------------------


(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.48, $0.47, $0.49, $0.47 and $0.48 , respectively.

                     Galaxy Connecticut Municipal Bond Fund
                (For a share outstanding throughout each period)



                                                                             For the year ending October 31,
                                                      ------------------------------------------------------------------------------
                                                           1999             1998           1997           1996           1995
                                                           ----             ----           ----           ----           -----
                                                                                       Trust Shares
                                                      ------------------------------------------------------------------------------

Net asset value, beginning of period...............       $10.82            $10.47         $10.14         $10.13          $9.22
                                                          ------            ------         ------         ------         ------
Income from investment operations:
  Net investment income(1).........................         0.45              0.45           0.47           0.44           0.46
  Net realized and unrealized gain (loss)
     on investments................................        (0.73)             0.35           0.33           0.01           0.91
                                                          ------            ------         ------         ------         ------
Total from investment operations...................        (0.28)             0.80           0.80           0.45           1.37
                                                          ------            ------         ------         ------         ------
Less dividends:
  Dividends from net investment income.............        (0.45)            (0.45)         (0.47)         (0.44)         (0.46)
                                                          ------            ------         ------         ------         ------
Total dividends....................................        (0.45)            (0.45)         (0.47)         (0.44)        (0.46)
                                                          ------            ------         ------         ------         ------

Net increase (decrease) in net asset value.........        (0.73)             0.35           0.33           0.01           0.91
                                                          ------            ------         ------         ------         ------
Net asset value, end of period.....................       $10.09            $10.82         $10.47         $10.14         $10.13
                                                          ------            ------         ------         ------         ------
  Total return....................................         (2.68)%            7.81%          8.06%          4.54%         15.21%
 Ratios/supplemental data:
  Net assets, end of period (000's)................      $17,848           $13,913        $9,866         $6,348         $4,083

Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         4.26%             4.24%         4.51%          4.34%          4.76%
  Operating expenses including
     reimbursement/waiver..........................         0.65%             0.67%         0.49%          0.49%          0.45%
  Operating expenses excluding
     reimbursement/waiver..........................         1.05%             1.10%         1.10%          1.17%          1.24%
Portfolio turnover rate............................           53%               46%           42%             3%             7%

-----------------------------


(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.41, $0.40, $0.41, $0.37 and $0.38, respectively.

                    Galaxy Massachusetts Municipal Bond Fund
                (For a share outstanding throughout each period)



                                                                             For the year ending October 31,
                                                      ------------------------------------------------------------------------------
                                                           1999             1998           1997           1996           1995
                                                           ----             ----           ----           ----           -----
                                                                                       Trust Shares
                                                      ------------------------------------------------------------------------------

Net asset value, beginning of period...............       $10.53           $10.25          $ 9.94         $ 9.98          $9.12
                                                          ------           ------          ------         ------          -----
Income from investment operations:
  Net investment income(1).........................         0.45             0.47            0.46           0.46           0.45
  Net realized and unrealized gain (loss)
     on investments................................        (0.77)            0.27            0.32          (0.04)          0.86
                                                          ------           ------          ------         ------          -----
Total from investment operations...................        (0.32)            0.74            0.78           0.42           1.31
                                                          ------           ------          ------         ------          -----

Less dividends:
  Dividends from net investment income.............        (0.45)           (0.46)          (0.47)         (0.46)         (0.45)
                                                          ------           ------          ------         ------          -----
Total dividends....................................        (0.45)           (0.46)          (0.47)         (0.46)         (0.45)
                                                          ------           ------          ------         ------          -----
Net increase (decrease) in net asset value.........        (0.77)            0.28            0.31          (0.04)          0.86
                                                          ------           ------          ------         ------          -----
Net asset value, end of period.....................        $9.76           $10.53          $10.25         $ 9.94          $9.98
                                                          ------           ------          ------         ------          -----
  Total return....................................         (3.17)%           7.42%            8.06%          4.27%         14.72%
 Ratios/supplemental data:
  Net assets, end of period (000's)................      $33,897          $23,371          $13,986        $11,047         $7,607
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         4.36%           4.49%            4.57%          4.60%          4.73%
  Operating expenses including
     reimbursement/waiver..........................         0.61%           0.60%            0.44%          0.48%          0.52%
  Operating expenses excluding
     reimbursement/waiver..........................         1.01%           1.03%            1.01%          1.14%          1.31%
Portfolio turnover rate............................           34%             44%              48%            16%            19%

-----------------------------


(1) Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.41, $0.42, $0.40, $0.40 and $0.38, respectively.

                     Galaxy Rhode Island Municipal Bond Fund
                 (For a share outstanding throughout the period)



                                                                   For the year ending October 31,                     For the
                                                   ---------------------------------------------------------------  period ending
                                                                                                                     October 31,
                                                        1999             1998            1997            1996          1995(1)
                                                        ----             ----            ----            ----          -------
                                                                                  Retail A Shares
                                                   ------------------------------------------------------------------------------

Net asset value, beginning of period............      $11.18            $10.91           $10.65           $10.67        $10.00
                                                      ------            ------           ------           ------        ------
Income from investment operations:
  Net investment income(2)......................        0.48              0.50             0.48             0.51          0.44
Net realized and unrealized gain
     on investments.............................       (0.77)             0.29             0.32             0.03          0.67
                                                      ------            ------           ------           ------        ------
Total from investment operations................       (0.29)             0.79             0.80             0.54          1.11
                                                      ------            ------           ------           ------        ------
Less dividends:
  Dividends from net investment income..........       (0.48)            (0.50)           (0.50)           (0.51)        (0.44)
  Dividends from net realized capital gains.....       (0.05)            (0.02)           (0.04)           (0.05)           --
                                                      ------            ------           ------           ------        ------
Total dividends.................................       (0.53)            (0.52)           (0.54)           (0.56)        (0.44)
                                                      ------            ------           ------           ------        ------
Net increase (decrease) in net asset value......       (0.82)             0.27             0.26            (0.02)         0.67
                                                      ------            ------           ------           ------        ------
Net asset value, end of period..................      $10.36            $11.18           $10.91           $10.65        $10.67
                                                      ------            ------           ------           ------        ------
Total return(3).................................       (2.73)%            7.35%            7.78%            5.22%        11.29%(4)
Ratios/supplemental data:
  Net assets, end of period (000's).............     $19,833           $20,210          $17,134          $14,900       $10,850
Ratios to average net assets:
  Net investment income including
     reimbursement/waiver.......................        4.41%             4.52%            4.50%            4.78%         5.13%(5)
  Operating expenses including
     reimbursement/waiver.......................        0.80%             0.81%            0.83%            0.77%         0.40%(5)
  Operating expenses excluding
     reimbursement/waiver.......................        1.20%             1.23%            1.34%            1.34%         2.25%(5)
Portfolio turnover rate.........................          34%               41%              19%              13%           34%(4)

 ------------------------


(1)      The Fund commenced operations on December 20, 1994.
(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the fiscal years ended October 31, 1999, 1998, 1997 and 1996 and for the period ended October 31, 1995 was $0.44, $0.45, $0.43, $0.45, and $0.28, respectively.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4)      Not annualized.
(5)      Annualized.

[Back Cover Page]

Where to find more information


You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549- 0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALTEBND 3/1/00

[Front cover page]
Galaxy Money Market Funds
The Galaxy Fund






Prospectus

February 29, 2000


Galaxy Money Market Fund
Galaxy Government Fund
Galaxy Institutional Government Money Market Fund
Galaxy U.S. Treasury Fund
Galaxy Tax-Exempt Fund


Trust Shares






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents


1        Risk/return summary
1        Introduction
3        Galaxy Money Market Fund
6        Galaxy Government Fund
9        Galaxy Institutional Government Money Market Fund
12       Galaxy U.S. Treasury Fund
15       Galaxy Tax-Exempt Fund
19       Additional information about risk
20       Investor guidelines
21       Fund management
22       How to invest in the Funds
22       Buying, selling and exchanging shares
23           How to buy shares
23           How to sell shares
23           Other transaction policies
24           How to exchange shares -
             Institutional Government Money Market Fund only
25       Dividends, distributions and taxes
27       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Money Market Funds. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages you'll find important information about each Galaxy Money Market Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-     the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-     the fees and expenses that you will pay as an investor in the Fund


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a fund.

WHICH FUND IS RIGHT FOR YOU?


Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 20 you'll find a table which sets forth general guidelines to help you decide which of the Galaxy Money Market Funds is best suited to you.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[SIDENOTE:]

BEST QUARTER:                       1.39% for the quarter ending June 30, 1995

WORST QUARTER:                      1.11% for the quarter ending June 30, 1999

[bar chart goes here]



-------------------- ------------------- ------------------ --------------------- ----------------
        1995                1996               1997                 1998               1999
        ----                ----               ----                 ----               ----
-------------------- ------------------- ------------------ --------------------- ----------------
-------------------- ------------------- ------------------ --------------------- ----------------
       5.50%               4.94%               5.19%               5.14%               4.80%

-------------------- ------------------- ------------------ --------------------- ----------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- -------------------- --------------------- ---------------------------
                            1 year               5 YEARS               Since inception
--------------------------- -------------------- --------------------- ---------------------------
--------------------------- -------------------- --------------------- ---------------------------
Trust Shares                 4.80%                 5.12%                 5.11% (11/1/94)
--------------------------- -------------------- --------------------- ---------------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------- ---------------------- ---------------------- ----------------------- ----------------------
                                                 Distribution (12b-1)                           Total Fund operating
                          Management fees        fees                   Other expenses          expenses
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
Trust Shares              0.40%(1)                None                  0.11%                    0.51%(1)

------------------------- ---------------------- ---------------------- ----------------------- ----------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. Total Fund operating expenses after this waiver are expected to be 0.47%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-     you invest $10,000 for the periods shown
-     you reinvest all dividends and distributions in the Fund
-     you sell all your shares at the end of the periods shown
-     your investment has a 5% return each year
-     the Fund's operating expenses remain the same


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Trust  Shares            $52                   $164                 $285                 $640

----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Government Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.


[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[SIDENOTE:]

BEST QUARTER:                       1.37% for the quarter ending June 30, 1995
WORST QUARTER:                      1.08% for the quarter ending June 30, 1999


[bar chart goes here]


----------------------- --------------------- ---------------- ------------------ ----------------
         1995                  1996               1997              1998              1999
----------------------- --------------------- ---------------- ------------------ ----------------
----------------------- --------------------- ---------------- ------------------ ----------------
        5.47%                  4.89%               5.10%             5.06%            4.66%

----------------------- --------------------- ---------------- ------------------ ----------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------- ------------------------- ------------------------
                             1 year              5 YEARS                   Since inception
--------------------------- ------------------- ------------------------- ------------------------
--------------------------- ------------------- ------------------------- ------------------------
Trust Shares                4.66%               5.04%                     4.97% (11/1/94)
--------------------------- ------------------- ------------------------- ------------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------- ---------------------- ---------------------- ----------------------- ----------------------
                                                 Distribution (12b-1)                           Total Fund operating
                          Management fees        fees                   Other expenses          expenses
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ---------------------- ----------------------- ----------------------
Trust Shares              0.40%(1)               None                    0.11%                  0.51%(1)
------------------------- ---------------------- ---------------------- ----------------------- ----------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.39%. Total Fund operating expenses after this waiver are expected to be 0.50%. This fee waiver may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares              $52                 $164                 $285                  $640
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Institutional Government Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future. The Fund offers only one class of shares which are referred to in this prospectus as Trust Shares.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[SIDENOTE:]

BEST QUARTER:              1.41% for the quarter ending June 30, 1995

WORST QUARTER:             0.74% for the quarter ending March 31, 1994


[bar chart goes here]


       1994                1995             1996              1997               1998                1999
       ----                ----             ----              ----               ----                ----
-------------------- ----------------- --------------- ------------------- ------------------ --------------------
-------------------- ----------------- --------------- ------------------- ------------------ --------------------
       3.92%              5.58%            5.06%             5.11%               5.30%               5.00%

-------------------- ----------------- --------------- ------------------- ------------------ --------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------- ---------------------- ----------------------
                             1 Year             5 Years                Since inception
--------------------------- ------------------- ---------------------- ----------------------
--------------------------- ------------------- ---------------------- ----------------------
Trust Shares                 5.00%              5.21%                  4.77% (4/15/93)
--------------------------- ------------------- ---------------------- ----------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-------------------- ------------------------ ---------------- -------------------- ----------------------------------
                                              Distribution                          Total Fund
                     Management fees          (12b-1) fees     Other expenses       operating expenses
-------------------- ------------------------ ---------------- -------------------- ----------------------------------
-------------------- ------------------------ ---------------- -------------------- ----------------------------------
Trust Shares         0.20%(1)                 None             0.15%(1)             0.35%(1)
-------------------- ------------------------ ---------------- -------------------- ----------------------------------


(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.09%. The Fund's administrator is waiving a portion of the administration fees so that Other expenses are expected to be 0.11%. Total Fund operating expenses after these waivers are expected to be 0.20%. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-     you invest $10,000 for the periods shown

-     you reinvest all dividends and distributions in the Fund
-     you sell all your shares at the end of the periods shown
-     your investment has a 5% return each year
-     the Fund's operating expenses remain the same


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares              $36                 $113                 $197                  $443
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy U.S. Treasury Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

[Sidenote:]
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.


[SIDENOTE:]

BEST QUARTER:                    1.32% for the quarter ending June 30, 1995
WORST QUARTER:                   1.03% for the quarter ending March 31, 1999


[bar chart goes here]


----------------------- --------------------- ------------------- ------------------------ -------------------
         1995                  1996                 1997                  1998                   1999
----------------------- --------------------- ------------------- ------------------------ -------------------
----------------------- --------------------- ------------------- ------------------------ -------------------
        5.23%                  4.76%                4.88%                  4.80%                 4.37%
----------------------- --------------------- ------------------- ------------------------ -------------------


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------------ ------------------------ ------------------------

                            1 year                   5 YEARS                  Since inception
--------------------------- ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------
Trust Shares                 4.37%                   4.81%                    4.81% (11/1/94)
--------------------------- ------------------------ ------------------------ ------------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-------------------- ------------------------ ---------------- -------------------- ----------------------------------
                                              Distribution                          Total Fund
                     Management fees          (12b-1) fees     Other expenses       operating expenses
-------------------- ------------------------ ---------------- -------------------- ----------------------------------
-------------------- ------------------------ ---------------- -------------------- ----------------------------------
Trust Shares         0.39%                    None              0.12%               0.51%
-------------------- ------------------------ ---------------- -------------------- ----------------------------------

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-     you invest $10,000 for the periods shown
-     you reinvest all dividends and distributions in the Fund
-     you sell all your shares at the end of the periods shown
-     your investment has a 5% return each year
-     the Fund's operating expenses remain the same.


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares              $52                 $164                 $285                  $640
----------------------- --------------------- -------------------- --------------------- --------------------

Galaxy Tax-Exempt Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION securities are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL  RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Trust Shares of the Fund has varied from year to year.

[SIDENOTE:]

BEST QUARTER:                     0.88% for the quarter ending June 30, 1995
WORST QUARTER:                    0.59% for the quarter ending March 31, 1999


[bar chart goes here]


----------------------- --------------------- ------------------- ------------------------ --------------------
         1995                  1996                 1997                  1998                   1999
----------------------- --------------------- ------------------- ------------------------ --------------------
----------------------- --------------------- ------------------- ------------------------ --------------------
         3.34                  2.92%                3.14%                  2.95%                  2.73%

----------------------- --------------------- ------------------- ------------------------ --------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.


--------------------------- ------------------ ---------------------------- -----------------------------
                             1 year            5 YEARS                      Since inception
--------------------------- ------------------ ---------------------------- -----------------------------
--------------------------- ------------------ ---------------------------- -----------------------------
Trust Shares                 2.73%             3.02%                        2.73% (11/1/94)

--------------------------- ------------------ ---------------------------- -----------------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-------------------- ------------------------ ---------------- -------------------- ----------------------------------
                                              Distribution                          Total Fund
                     Management fees          (12b-1) fees     Other expenses       operating expenses
-------------------- ------------------------ ---------------- -------------------- ----------------------------------
-------------------- ------------------------ ---------------- -------------------- ----------------------------------

Trust Shares         0.40%                    None              0.12%               0.52%

-------------------- ------------------------ ---------------- -------------------- ----------------------------------


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-     you invest $10,000 for the periods shown
-     you reinvest all dividends and distributions in the Fund
-     you sell all your shares at the end of the periods shown
-     your investment has a 5% return each year
-     the Fund's operating expenses remain the same


Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Trust Shares              $53                 $167                 $291                  $653

----------------------- --------------------- -------------------- --------------------- --------------------


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Money Market Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Fund, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES


The table below provides information as to which type of investor might want to invest in each of the Galaxy Money Market Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial institution or plan administrator for help in deciding which Fund is right for you.


Galaxy Fund                                             May be best suited for...
------------------------------------------------------- -----------------------------------------------------
Galaxy Money Market Fund                                investors who want a
                                                        flexible and convenient
                                                        way to manage cash while
                                                        earning money market
                                                        returns
------------------------------------------------------- -----------------------------------------------------
Galaxy Government Fund                                  investors who want a way to earn money market
                                                        returns with the extra margin of safety associated
                                                        with U.S. Government obligations
------------------------------------------------------- -----------------------------------------------------
Galaxy Institutional Government Money Market Fund       institutional investors
                                                        who want a way to earn
                                                        money market returns
                                                        with the extra margin of
                                                        safety associated with
                                                        U.S. Government
                                                        obligations
------------------------------------------------------- -----------------------------------------------------
Galaxy U.S. Treasury Fund                               investors who want a way to earn money market
                                                        returns from U.S. Treasury obligations that are
                                                        generally free from state and local taxes
------------------------------------------------------- -----------------------------------------------------
Galaxy Tax-Exempt Fund                                  investors who want a way
                                                        to earn money market
                                                        returns that are free
                                                        from federal income tax
------------------------------------------------------- -----------------------------------------------------

FUND MANAGEMENT

ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


Fund                                                            Management fee as a
                                                              % of average net assets
------------------------------------------------------- ------------------------------------
Money Market                                                           0.36%
------------------------------------------------------- ------------------------------------
Government                                                             0.39%
------------------------------------------------------- ------------------------------------
Institutional Government Money Market                                  0.06%
------------------------------------------------------- ------------------------------------
U.S. Treasury                                                          0.39%
------------------------------------------------------- ------------------------------------
Tax-Exempt                                                             0.40%
------------------------------------------------------- ------------------------------------


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to Trust Shares of the Funds (other than the Tax-Exempt Fund) held by defined contribution plans. The transfer agency fees payable by Trust Shares of the Funds have been increased by an amount equal to these fees, so that the holders of Trust Shares indirectly bear these fees.

HOW TO INVEST IN THE FUNDS


BUYING, SELLING AND EXCHANGING SHARES

Trust Shares of the Funds (other than the Institutional Government Money Market
Fund) are available for purchase by the following types of investors:

- Investors maintaining a qualified account at a bank or trust institution, including subsidiaries of FleetBoston Financial Corporation


-     Participants in employer-sponsored defined contribution plans.


Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

Trust Shares of the Institutional Government Money Market Fund are available for purchase by financial institutions, such as banks, savings and loan associations and broker-dealers, including financial institutions affiliated with the Adviser, that are purchasing shares of the Fund on behalf of their customers.

You can buy and sell Trust Shares of the Funds on any business day. A business day is any day that Galaxy's distributor, Galaxy's custodian and your financial institution or employer-sponsored plan are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV per share next determined after receipt of your order. NAV is determined on each day the New York Stock Exchange is open for trading as of 11:00 a.m. (Eastern time) and at the close of regular trading that day (usually 4:00 p.m. Eastern time). The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a fund's assets attributable to Trust Shares, minus the value of the fund's liabilities attributable to Trust Shares, divided by the number of Trust Shares held by investors.

HOW TO BUY SHARES

You can buy Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and wiring payment to Galaxy's custodian. The financial institution or employer-sponsored plan holds the shares in your name and receives all confirmations of purchases and sales.

[Sidenote:]
INVESTMENT MINIMUMS

Except for the Institutional Government Money Market Fund, Galaxy does not have any minimum investment requirements for initial or additional investments in Trust Shares but financial institutions and employer-sponsored plans may.
They may also require you to maintain a minimum account balance.


The minimum initial aggregate investment by a financial institution purchasing shares of the Institutional Government Money Market Fund on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.


HOW TO SELL SHARES

You can sell Trust Shares by following the procedures established by your financial institution or your employer-sponsored plan. Your financial institution or plan administrator is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge for wiring the proceeds, but your financial institution or employer-sponsored plan may do so. Contact your financial institution or plan administrator for more information.


OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your financial institution or plan administrator on the next business day but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

With respect to the Institutional Government Money Market Fund, Galaxy requires that a financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the financial institution to sell all shares in the account. With respect to the other Funds, Galaxy may close any account after 60 days' written notice if the value of the account drops below $250 as a result of selling shares.


HOW TO EXCHANGE SHARES - INSTITUTIONAL GOVERNMENT MONEY MARKET FUND ONLY

If you are a customer of a financial institution, you may exchange Trust Shares of the Institutional Government Money Market Fund having a value of at least $100 for Retail A Shares of any other Galaxy Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. Unless you qualify for a waiver, you'll have to pay a sales charge when you exchange your Trust Shares of the Institutional Government Money Market Fund for Retail A Shares of another Galaxy Fund that imposes a sales charge on purchases.

TO EXCHANGE SHARES:

- call Galaxy's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-     send your request in writing to:

      The Galaxy Fund
      P.O. Box 6520
      Providence, RI   02940-6520

-    ask your financial institution.


Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may refuse any exchange request and may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


MONEY MARKET, GOVERNMENT, INSTITUTIONAL GOVERNMENT MONEY MARKET AND U.S. TREASURY FUNDS

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


TAX-EXEMPT FUND

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.


MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevent to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below will help you understand the financial performance for the Funds' Trust Shares for the past five years. Certain information reflects the financial performance of a single Trust Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31,1999 has been audited by Ernst and Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports and are incorporated by reference into the SAI. The Annual Reports and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                            Galaxy Money Market Fund
                (For a share outstanding throughout each period)



                                                                    For the year ending October 31,
                                            ----------------------------------------------------------------------------------
                                                    1999              1998             1997           1996          1995(1)
                                                    ----              ----             ----           ----          ----

                                                                                  TRUST SHARES
                                            ----------------------------------------------------------------------------------
Net asset value, beginning of period ....           $1.00            $1.00             $1.00          $1.00         $1.00
                                                    -----            -----             -----          -----         -----
Income from investment operations:
  Net investment income(2) ..............            0.05             0.05              0.05           0.05          0.05
  Net realized and unrealized gain (loss)
    on investments ......................              --               --                --             --            --
                                                    -----            -----             -----          -----         -----
Total from investment operations ........            0.05             0.05              0.05           0.05          0.05
                                                    -----            -----             -----          -----         -----
Less dividends:
  Dividends from net investment income ..           (0.05)           (0.05)            (0.05)         (0.05)        (0.05)
  Dividends from net realized capital
   gains ................................              --               --                --             --            --
                                                    -----            -----             -----          -----         -----
Total dividends .........................           (0.05)           (0.05)            (0.05)         (0.05)        (0.05)
                                                    -----            -----             -----          -----         -----
Net increase (decrease)
  in net asset value ....................              --               --                --             --            --
                                                    -----            -----             -----          -----         -----
Net asset value, end of period ..........           $1.00            $1.00             $1.00          $1.00         $1.00
                                                    -----            -----             -----          -----         -----
                                                    -----            -----             -----          -----         -----
Total return ............................            4.72%            5.23%             5.13%          5.00%         5.43%
Ratios/supplemental data:
  Net assets, end of period (000's) .....      $1,679,875       $1,262,900        $1,138,185       $924,222      $334,054
Ratios to average net assets:
  Net investment income including
   reimbursement/waiver .................            4.62%            5.12%             5.04%          4.89%         5.30%
  Operating expenses including
   reimbursement/waiver .................            0.48%            0.49%             0.50%          0.55%         0.55%
  Operating expenses excluding
   reimbursement/waiver .................            0.52%            0.53%             0.54           0.58%         0.56%


----------------
1 Prior to November 1, 1994, the Fund offered a single class of shares. As of such date, the existing class of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second class of shares designated as Trust Shares.

2 Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.05,
     $0.05, $0.05, $0.05 and $0.05, respectively.

                             Galaxy Government Fund
                (For a share outstanding throughout each period)



                                                                    For the year ending October 31,
                                            -----------------------------------------------------------------------------

                                                   1999            1998              1997          1996           1995(1)
                                                   ----            ----              ----          ----           ----

                                                                             Trust Shares
                                            ------------------------------------------------------------------------------

Net asset value, beginning  of period ....        $1.00            $1.00              $1.00         $1.00          $1.00
                                                  -----            -----              -----         -----          -----
                                                  -----            -----              -----         -----          -----
Income from investment  operations:
  Net investment income(2) ...............         0.04             0.05               0.05          0.05           0.05
  Net realized and  unrealized gain (loss)
    on investments .......................           --               --                 --            --             --
 Total from investment  operations .......         0.04             0.05               0.05          0.05           0.05
Less dividends:
  Dividends from net  investment income ..        (0.04)           (0.05)             (0.05)        (0.05)         (0.05)
  Dividends from net  realized capital
   gains .................................           --               --                 --            --             --
 Total dividends .........................        (0.04)           (0.05)             (0.05)        (0.05)         (0.05)
Net increase (decrease)
  in net asset value .....................           --               --                 --            --             --
 Net asset value, end  of period .........        $1.00            $1.00              $1.00         $1.00          $1.00
                                                  -----            -----              -----         -----          -----
                                                  -----            -----              -----         -----          -----
Total return .............................         4.58%            5.15%              5.06%         4.95%          5.39%
Ratios/supplemental data:
  Net assets, end of  period (000's) .....     $592,305         $722,476           $630,859      $733,759       $678,679
Ratios to average net assets:
  Net investment income including
    Reimbursement/waiver .................         4.50%            5.03%              4.94%         4.85%          5.27%
  Operating expenses including
    Reimbursement/waiver .................         0.51%            0.51%              0.51%         0.52%          0.53%
  Operating expenses excluding
    Reimbursement/waiver .................         0.53%            0.52%              0.52%         0.53%          0.54%


----------------

1 Prior to November 1, 1994, the Fund offered a single class of shares. As of such date, the existing class of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second class of shares designated as Trust Shares.

2 Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively.

              Galaxy Institutional Government Money Market Fund(1)
                (For a share outstanding throughout each period)



                                                                    For the year ending October 31,
                                           -------------------------------------------------------------------------------------

                                                1999              1998              1997               1996               1995
                                                ----              ----              ----               ----               ----

                                                                                 Trust Shares
                                           --------------------------------------------------------------------------------------
Net asset value, beginning  of period ....      $1.00             $1.00              $1.00              $1.00              $1.00
                                                -----             -----              -----              -----              -----
                                                -----             -----              -----              -----              -----
  Income from investment operations:
  Net investment income(2) ...............       0.05              0.05               0.05               0.05               0.05
  Net realized and  unrealized gain (loss)
    on investments .......................         --                --                 --                 --                 --
 Total from investment  operations .......       0.05              0.05               0.05               0.05               0.05
 Less dividends:
  Dividends from net investment income ..       (0.05)            (0.05)             (0.05)             (0.05)             (0.05)
  Dividends from net realized capital
   gains .................................         --                --                 --                 --                 --
 Total dividends .........................      (0.05)            (0.05)             (0.05)             (0.05)             (0.05)
 Net increase (decrease)
  in net asset value .....................         --                --                 --                 --                 --
 Net asset value, end of period ..........      $1.00             $1.00              $1.00              $1.00              $1.00
                                                -----             -----              -----              -----              -----
                                                -----             -----              -----              -----              -----
  Total return ...........................       4.92%             5.32%              5.09%              5.12%              5.53%
  Ratios/supplemental data:
  Net assets, end of period (000's) ......   $222,443          $200,319           $175,141           $500,927           $506,692
  Ratios to average net assets:
    Net investment income including
     reimbursement/waiver ................       4.82%             5.17%              4.94%              5.00%              5.38%
    Operating expenses including
     reimbursement/waiver ................       0.20%             0.20%              0.19%              0.19%              0.17%
    Operating expenses excluding
     reimbursement/waiver ................       0.38%             0.36%              0.33%              0.33%              0.33%


----------------

1    The Fund was formerly known as the Institutional Treasury Money Market
     Fund.

2 Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.05, $0.05, $0.05, $0.05, and $0.05,
     respectively.

                            Galaxy U.S. Treasury Fund
                (For a share outstanding throughout each period)



                                                                    For the year ending October 31,
                                           ------------------------------------------------------------------------------------

                                                1999             1998              1997              1996               1995(1)
                                                ----             ----              ----              ----               ----

                                                                                Trust Shares
                                           ------------------------------------------------------------------------------------
Net asset value, beginning of period ....      $1.00             $1.00              $1.00              $1.00              $1.00
                                                -----             -----              -----              -----              -----
                                                -----             -----              -----              -----              -----
Income from investment operations:
  Net investment income(2) ..............       0.04              0.05               0.05               0.05               0.05
  Net realized and unrealized gain (loss)
    on investments ......................         --                --                 --                 --                 --
 Total from investment operations .......       0.04              0.05               0.05               0.05               0.05
Less dividends:
  Dividends from net investment income ..      (0.04)            (0.05)             (0.05)             (0.05)             (0.05)
  Dividends from net realized capital
   gains ................................         --                --                 --                 --                 --
 Total dividends ........................      (0.04)            (0.05)             (0.05)             (0.05)             (0.05)
Net increase (decrease)
  in net  asset value ...................         --                --                 --                 --                 --
Net asset value, end of period ..........      $1.00             $1.00              $1.00              $1.00              $1.00
                                                -----             -----              -----              -----              -----
                                                -----             -----              -----              -----              -----
Total return ............................       4.30%             4.90%              4.85%              4.80%              5.18%
Ratios/supplemental data :
  Net assets, end of period (000's) .....   $459,792          $429,645           $393,175           $354,331           $271,036
Ratios to average net assets:
  Net investment income including
   reimbursement/waiver .................       4.22%             4.80%              4.75%              4.69%              5.06%
  Operating expenses including
   reimbursement/waiver .................       0.51%             0.51%              0.52%              0.53%              0.55%
  Operating expenses excluding
   reimbursement/waiver .................       0.51%             0.51%              0.53%              0.53%              0.55%


----------------

1 Prior to November 1, 1994, the Fund offered a single class of shares. As of such date, the existing class of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second class of shares designated as Trust Shares.

2 Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively.

                             Galaxy Tax-Exempt Fund
                (For a share outstanding throughout each period)



                                                                    For the year ending October 31,
                                          --------------------------------------------------------------------------------------

                                                  1999             1998              1997              1996              1995(1)
                                                  ----             ----              ----              ----              ----

                                                                             Trust Shares
                                            ------------------------------------------------------------------------------------
Net asset value, beginning  of period ....       $1.00            $1.00              $1.00              $1.00              $1.00
                                                 -----            -----              -----              -----              -----
                                                 -----            -----              -----              -----              -----
Income from investment operations:
  Net investment income(2) ...............        0.03             0.03               0.03               0.03               0.03
  Net realized and unrealized gain (loss)
    on investments .......................          --               --                 --                 --                 --
 Total from investment operations ........        0.03             0.03               0.03               0.03               0.03

Less dividends:
  Dividends from net investment income ...       (0.03)           (0.03)             (0.03)             (0.03)             (0.03)
  Dividends from net realized capital
   gains .................................          --               --                 --                 --                 --
 Total dividends .........................       (0.03)           (0.03)             (0.03)             (0.03)             (0.03)
Net increase (decrease)
  in net asset value .....................          --               --                 --                 --                 --
Net asset value, end of period ...........       $1.00            $1.00              $1.00              $1.00              $1.00
                                                 -----            -----              -----              -----              -----
                                                 -----            -----              -----              -----              -----
Total return .............................        2.67%            3.03%              3.10%              2.97%              3.29%
Ratios/supplemental data:
  Net assets, end of period (000's) ......    $556,137         $227,176           $169,316           $184,307           $180,706
Ratios to average net assets:
  Net investment income including
   reimbursement/waiver ..................        2.65%            2.99%              3.05%              2.92%              3.24%
  Operating expenses including
   reimbursement/waiver ..................        0.52%            0.53%              0.53%              0.54%              0.55%
  Operating expenses excluding
   reimbursement/waiver ..................        0.52%            0.53%              0.53%              0.54%              0.56%


----------------

1 Prior to November 1, 1994, the Fund offered a single class of shares. As of such date, the existing class of shares was designated as Retail Shares (now designated Retail A Shares) and the Fund began issuing a second class of shares designated as Trust Shares.

2 Net investment income per share for Trust Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.03,
     $0.03, $0.03, $0.03 and $0.03, respectively.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box  6520
Providence, RI  02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGALMM 3/1/00

[Front cover page]

Galaxy Municipal Money Market Funds

The Galaxy Fund




Prospectus
February 29, 2000



Galaxy Connecticut Municipal Money Market Fund
Galaxy Massachusetts Municipal Money Market Fund
Galaxy New York Municipal Money Market Fund

Prime Shares








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

1        Risk/return summary
1        Introduction
3        Galaxy Connecticut Municipal Money Market Fund
7        Galaxy Massachusetts Municipal Money Market Fund
11       Galaxy New York Municipal Money Market Fund
14       Additional information about risk

15       Fund management

16       How to invest in the Funds
16       About sales charges
16       Buying and selling shares
17          How to buy shares
17          How to sell shares
17          Shareholder services
18          Other transaction policies

19       Dividends, distributions and taxes
21       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Municipal Money Market Funds. The Funds invest primarily in short-term municipal securities that are determined by the Funds' investment adviser to carry very little risk. Municipal securities are debt obligations of state and local governments and other political or public bodies or agencies. The interest paid on municipal securities is generally exempt from federal income tax and, in some cases, from state and local income tax. Because each of the Funds is a "money market fund," municipal securities purchased by each Fund must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Galaxy Municipal Money Market Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
- the Fund's past performance measured on both a year-by-year and long-term basis
-    the fees and expenses that you will pay as an investor in the Fund

[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

WHICH FUND IS RIGHT FOR YOU?

The Funds are designed for investors who are looking for a way to earn money market returns that are free of federal income tax and certain state and local income taxes. A Fund that specializes in a particular state is best suited to residents of that state who are looking for income that is free of the state's income tax. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.


[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Connecticut Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Connecticut municipal securities, which are securities issued by or on behalf of the State of Connecticut and other government issuers and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]

MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Since the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by each Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered Prime Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Prime Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Fund's Prime Share assets. Had the returns for Retail A Shares been restated to reflect these distribution and service fees, the returns would have been lower.

The Fund began operations on October 4, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[Sidenote:]
Best quarter:         0.78% for the quarter ending June 30, 1995
Worst quarter:        0.36% for the quarter ending March 31, 1994


[bar chart goes here]

------------------------------------------------------------------------------------------------------------------
        1994                1995               1996                1997               1998               1999
------------------------------------------------------------------------------------------------------------------
       1.99%                2.97%              2.78%               2.98%              2.77%              2.53%
------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999, after taking into account any sales charges on Investment Shares of the Predecessor Fund.

-----------------------------------------------------------------------------------------------------
                            1 year                   5 years                  Since inception
-----------------------------------------------------------------------------------------------------
Retail A Shares             2.53%                    2.81%                    2.64% (10/4/93)
-----------------------------------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Prime Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


------------------------------------------------------------------------------------------
                                          Distribution and                  Total Fund
                                          service (12b-1)     Other         operating
                        Management fees   fees                expenses      expenses
------------------------------------------------------------------------------------------
Prime Shares            0.40%             0.45%               0.14%         0.99%
------------------------------------------------------------------------------------------



EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
---------------------------------------------------------------------------------------------------------
Prime Shares            $101                  $315                 $547                  $1,213
---------------------------------------------------------------------------------------------------------

Galaxy Massachusetts Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of Massachusetts and other government issuers and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by each Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered Prime Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Prime Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Fund's Prime Share assets. Had the returns for Retail A Shares been restated to reflect these distribution and service fees, the returns would have been lower.

The Fund began operations on October 5, 1993 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Retail A Shares of the Fund. The returns for periods prior to December 4, 1995 are for shares of the Predecessor Fund.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[Sidenote:]
Best quarter:       0.86% for the quarter ending June 30, 1995
Worst quarter:      0.39% for the quarter ending March 31, 1994


[bar chart goes here]

-------------------------------------------------------------------------------------------------------------------
        1994                1995                1996               1997                1998               1999
-------------------------------------------------------------------------------------------------------------------
       2.15%                3.23%              2.78%               2.96%              2.79%               2.56%
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 1999.

        ------------------------------------------------------------------------------------------------------
                                            1 year                   5 years              Since inception
        ------------------------------------------------------------------------------------------------------
        Retail A Shares                     2.56%                    2.86%                2.71% (10/5/93)
        ------------------------------------------------------------------------------------------------------


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Prime Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------------------------------------------------
                                          Distribution and                  Total Fund
                                          service (12b-1)     Other         operating
                        Management fees   fees                expenses      expenses
----------------------------------------------------------------------------------------
Prime Shares            0.40%             0.45%               0.15%         1.00%
----------------------------------------------------------------------------------------



EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
--------------------------------------------------------------------------------------------------------
Prime Shares            $102                  $318                 $552                  $1,225
--------------------------------------------------------------------------------------------------------

Galaxy New York Municipal Money Market Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from federal regular income tax and from New York State and New York City personal income tax, consistent with relative stability of principal and liquidity.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal regular income tax, and at least 65% of its total assets in New York municipal securities, which are securities issued by or on behalf of the State of New York and other government issuers and that pay interest which is exempt from federal regular income tax and New York State and New York City personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligations securities, revenue securities and private activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.
- SINGLE STATE RISK - Because the Fund invests primarily in New York municipal securities, the Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations. Other considerations affecting the Fund's investments in New York municipal securities are summarized in the Statement of Additional Information.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by each Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The Fund had not commenced operations prior to the date of this prospectus. No performance information is presented because the Fund has less than one full calendar year of performance history.

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell Prime Shares of the Fund. The following table shows the fees and expenses you pay when you buy and hold shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------------------------------------------------
                                          Distribution and                  Total Fund
                                          service (12b-1)     Other         operating
                        Management fees   fees                expenses      expenses
----------------------------------------------------------------------------------------
Prime Shares            0.40%             0.45%               0.15%(1)      1.00%
----------------------------------------------------------------------------------------




(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

------------------------------------------------------------------------
                          1 year                 3 years
------------------------------------------------------------------------
Prime Shares              $102                   $318
------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Municipal Money Market Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's assets. This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.


YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problems, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

FUND MANAGEMENT

ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below. The New York Municipal Money Market Fund had not commenced operations prior to the date of this prospectus. The Adviser is entitled to receive advisory fees with respect to the New York Municipal Money Market
Fund at the annual rate of .40% of the first $750,000,000 of the Fund's average daily net assets plus .35% of average daily net assets in excess of $750,000,000. The fee shown with respect to the New York Municipal Money
Market Fund is that which is currently in effect.


-----------------------------------------------------------------------------------------------
                                                                  Management fee as a
Fund                                                           % of average of net assets
-----------------------------------------------------------------------------------------------
Connecticut Municipal Money Market                                        .36%
-----------------------------------------------------------------------------------------------
Massachusetts Municipal Money Market                                      .37%
-----------------------------------------------------------------------------------------------
New York Municipal Money Market                                           .40%
-----------------------------------------------------------------------------------------------

HOW TO INVEST IN THE FUNDS

ABOUT SALES CHARGES

There are no sales charges (sometimes called front-end loads) or contingent deferred sales charges (sometimes called back-end loads or CDSCs) when you buy or sell Prime Shares of a Fund.

[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Prime Shares, minus the value of the Fund's liabilities attributable to Prime Shares, divided by the number of Prime Shares held by investors.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees from its Prime Share assets for selling and distributing Prime Shares and for services provided to shareholders. Prime Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's Prime Share assets. The Funds do not intend to pay more than 0.45% in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

BUYING AND SELLING SHARES

You can buy and sell Prime Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

If your order to buy shares is received and accepted by Galaxy's distributor by 11:00 a.m. (Eastern time) on a business day, the price you pay will be the net asset value (NAV) per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by Galaxy's distributor after 11:00 a.m. (Eastern time) but before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV is determined on each day the New York Stock Exchange is open for trading as of 11:00 a.m. (Eastern time) and at the close of regular trading (usually 4:00 p.m. Eastern time).

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy Prime Shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. Your broker-dealer will usually hold the shares in your name and receive all confirmations of purchases and sales. Contact your broker-dealer for more information. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

HOW TO SELL SHARES

You can sell your Prime Shares through your broker-dealer. Please contact your broker-dealer for information on how to sell your shares. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Contact your broker-dealer for more information.

SHAREHOLDER SERVICES

Your broker-dealer may offer certain shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.


Distributions by the Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but none of the Funds expects that this will be the case.


Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally will not be deductible for federal income tax purposes.


You should note that a portion of the exempt-interest dividends paid by one or more of the Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

CONNECTICUT MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from the Connecticut state income tax on individuals, trusts and estates ("CSIT"). However, dividends, if any, derived from interest or long-term captial gains on securities other than Connecticut municipal securities, or from any short-term capital gains, will be subject to the CSIT.

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its dividends will generally be exempt from Massachusetts personal income tax. However, dividends, if any, derived from interest on securities other than Massachusetts municipal securities, or from any short-term capital gains, will be subject to Massachusetts personal income tax.

NEW YORK MUNICIPAL MONEY MARKET FUND

This Fund intends to comply with certain state tax requirements so that its income and dividends will generally be exempt from New York State and New York City personal income tax. However, dividends, if any, derived from interest on securities other than New York municipal securities, or from capital gains, will be subject to New York State and New York City personal income tax.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state, or localities within the State.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, Prime Shares of the Funds had not been offered to investors. The financial highlights tables shown below with respect to the Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund reflect the performance of the Funds' Retail A Shares and are intended to provide you with a long-term perspective as to the Funds' financial history. These tables will help you understand the financial performance for the Funds' Retail A Shares for the past five years. Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP. No financial highlights are presented for the New York Municipal Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.


As discussed above in "Risk/return summary - Connecticut Municipal Money Market Fund," prior to December 4, 1995, the predecessor to the Connecticut Municipal Money Market Fund (Predecessor Fund) offered and sold two classes of shares, Investment Shares and Trust Shares. Investment Shares of the Predecessor Fund were similar to the Retail A Shares which the Connecticut Municipal Money Market Fund currently offers. Accordingly, Trust Shares of the Predecessor Fund have not been included in the financial highlights table for the Connecticut Municipal Money Market Fund set forth below.

                 Galaxy Connecticut Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                                             For the Year Ending October 31,
                                                      ------------------------------------------------------------------------------
                                                           1999             1998           1997           1996(1)        1995
                                                           ----             ----           ----           -------        -----
Net asset value, beginning of period...............       $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------            ------         ------         ------         ------
Income from investment operations:
  Net investment income(2).........................         0.02              0.03           0.03           0.03           0.03
  Net realized and unrealized gain (loss)
     on investments................................           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
     Total from investment operations..............         0.02              0.03           0.03           0.03           0.03
                                                          ------            ------         ------         ------         ------
Less dividends:
  Dividends from net investment income.............        (0.02)            (0.03)         (0.03)         (0.03)         (0.03)
                                                          ------            ------         ------         ------         ------
  Dividends from net realized capital gains........           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
  Total dividends..................................        (0.02)            (0.03)         (0.03)         (0.03)         (0.03)
                                                          ------            ------         ------         ------         ------

Net increase (decrease) in net asset value.........           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
Net asset value, end of period.....................       $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------            ------         ------         ------         ------
Total return(3)....................................         2.47%             2.87%          2.94%          2.83%          2.94%
Ratios/supplemental data:
  Net assets, end of period (000's)................     $243,051          $165,186       $137,095       $110,544        $71,472

Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         2.44%             2.83%          2.91%          2.79%          2.88%
  Operating expenses including
     reimbursement/waiver..........................         0.62%             0.62%          0.60%          0.64%          0.82%
  Operating expenses excluding
     reimbursement/waiver..........................         0.65%             0.65%          0.65%          0.73%          1.29%

-----------------------------

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy with a single series of shares. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the fiscal years ended October 31, 1999, 1998, 1997 and 1996 was $0.02, $0.03, $0.03 and $0.03,
     respectively. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or other parties for the fiscal year ended October 31, 1995 was $0.03 (unaudited).
(3) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.

                Galaxy Massachusetts Municipal Money Market Fund
                (For a share outstanding throughout each period)


                                                                             For the Year Ending October 31,
                                                      ------------------------------------------------------------------------------
                                                           1999             1998           1997           1996(1)        1995
                                                           ----             ----           ----           -------        -----
Net asset value, beginning of period...............       $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------            ------         ------         ------         ------
Income from investment operations:
  Net investment income(2).........................         0.02              0.03           0.03           0.03           0.03
  Net realized and unrealized gain (loss)
     on investments................................           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
     Total from investment operations..............         0.02              0.03           0.03           0.03           0.03
                                                          ------            ------         ------         ------         ------
Less dividends:
  Dividends from net investment income.............        (0.02)            (0.03)         (0.03)         (0.03)         (0.03)
                                                          ------            ------         ------         ------         ------
  Dividends from net realized capital gains........           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
  Total dividends..................................        (0.02)            (0.03)         (0.03)         (0.03)         (0.03)
                                                          ------            ------         ------         ------         ------

Net increase (decrease) in net asset value.........           --                --             --             --             --
                                                          ------            ------         ------         ------         ------
Net asset value, end of period.....................       $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------            ------         ------         ------         ------
Total return.......................................         2.50%             2.86%          2.92%          2.83%          3.21%
Ratios/supplemental data:
  Net assets, end of period (000's)................     $241,611          $127,922        $80,966        $47,066        $40,326

Ratios to average net assets:
  Net investment income including
     reimbursement/waiver..........................         2.48%             2.81%          2.90%          2.78%          3.16%
  Operating expenses including
     reimbursement/waiver..........................         0.62%             0.62%          0.61%          0.62%          0.57%
  Operating expenses excluding
     reimbursement/waiver..........................         0.65%             0.68%          0.69%          0.83%          1.06%

-----------------------------

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged such shares for shares in the Galaxy Massachusetts Municipal Money Market Fund.
(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or other parties for the fiscal years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.02, $0.03, $0.03, $0.03 and $0.03
     (unaudited), respectively.

[Back Cover Page]

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090


Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.

[INSERT FLEET-ASSIGNED CODE]

[Front cover page]

The Galaxy Fund


Galaxy Equity Funds


Prospectus
February 29, 2000

Galaxy Asset Allocation Fund
Galaxy Equity Income Fund
Galaxy Growth and Income Fund
Galaxy Strategic Equity Fund
Galaxy Equity Value Fund
Galaxy Equity Growth Fund
Galaxy International Equity Fund
Galaxy Small Cap Value Fund
Galaxy Small Company Equity Fund


Prime A Shares and Prime B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds as an investment or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents

Risk/return summary.........................................................1
         Introduction.......................................................1
         Galaxy Asset Allocation Fund.......................................3
         Galaxy Equity Income Fund..........................................8
         Galaxy Growth and Income Fund.....................................13
         Galaxy Strategic Equity Fund......................................17
         Galaxy Equity Value Fund..........................................22
         Galaxy Equity Growth Fund.........................................27
         Galaxy International Equity Fund..................................32
         Galaxy Small Cap Value Fund.......................................38
         Galaxy Small Company Equity Fund..................................43
         Additional information about risk.................................48
         Investor guidelines...............................................49
Fund management............................................................50
How to invest in the Funds.................................................52
         How sales charges work............................................52
         Buying, selling and exchanging shares.............................55
         How to buy shares.................................................56
         How to sell shares................................................56
         How to exchange shares............................................56
         Other shareholder services........................................57
         Other transaction policies........................................57
Dividends, distributions and taxes.........................................58
Financial highlights.......................................................60

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Equity Funds. Each Fund invests primarily or to a significant degree in equity securities, such as common stock, preferred stock and securities that are convertible into common stock.

On the following pages, you'll find important information about each Fund, including:

- The Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-     The main risks associated with an investment in the Fund
- The Fund's past performance measured on both a year-by-year and long-term basis
-     The fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you.

Equity funds are generally best suited to investors seeking growth of their investment over time and who are prepared to accept the risks associated with equity securities. Equity funds have the potential for higher returns than other funds, such as bond funds or money market funds, but also carry more risk.

Different equity funds have different levels of risk. They have varying objectives and investment styles, and some are considered more aggressive than others. Generally, a fund's objective and the types of investments it makes can help you gauge its level of risk. On page 52, you'll find a table that gives a general overview of the risk spectrum of the Galaxy Equity Funds.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

[Sidenote:]
AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Asset Allocation Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.
- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.
- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of the Fund's Prime A Shares during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                                  1999
                                  7.42%

Best quarter:              7.30% for the quarter ending December 31, 1999
Worst quarter:             -3.15% for the quarter ending September 30, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices.

                                      1 year            Since inception
Prime A Shares                         1.49%            6.69% (11/1/98)
Prime B Shares                         1.62%            7.81% (11/1/98)
S&P 500                               21.03%            29.86% (since 10/31/98)
DJIA                                  27.29%            30.39% (since 10/31/98)

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                        Maximum sales charge          Maximum deferred sales
                        (load) on purchases           of charge (load) shown
                        shown as a % of the           as a % of the offering
                        offering price                price or sale price,
                                                      whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                            Distribution and                   Total Fund
                          Management fees   service (12b-1)     Other          operating
                                            fees                expenses       expenses
Prime A Shares               0.75%              0.25%            0.26%(4)         1.26%(4)
Prime B Shares               0.75%              1.00%            0.30%(4)         2.05%(4)

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) Certain of the Fund's service providers are voluntarily waiving a portion of their fees so that Other expenses are expected to be 0.15% for Prime A Shares and 0.15% for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.15% for Prime A Shares and 1.90% for Prime B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-     you invest $10,000 for the periods shown
-     you reinvest all dividends and distributions in the Fund
-     you sell all your shares at the end of the periods shown
-     your investment has a 5% return each year
-     your Prime B Shares convert to Prime A Shares after eight years
-     the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $671                  $928                 $1,204                $1,989
Prime B Shares          $708                  $943                 $1,303                $2,177
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $208                  $643                 $1,103                $2,177

[Sidenote:]
PORTFOLIO MANAGERS

The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser, since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

Galaxy Equity Income Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a diversified portfolio of income-producing (dividend-paying) equity securities, primarily common stocks. The Adviser looks for investments that offer dividends, prospects for dividend growth and capital appreciation. However, the Fund's portfolio may include securities that offer only growth potential or only income potential.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

Retail A Shares of the Fund were first offered during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund's Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[bar chart goes here]

1991          1992        1993        1994        1995        1996        1997        1998        1999
22.37%        7.43%       8.05%       0.75%       32.96%      16.53%      25.51%      15.63%      4.36%

Best quarter:.....         13.31% for the quarter ending June 30, 1997
Worst quarter:....         -8.41% for the quarter ending September 30, 1998

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                                      1 year                  5 years         Since inception
Retail A Shares(1)                    -1.40%                   17.27%         13.61% (12/14/90)
Retail A Shares(2)                    -0.02%                   18.40%         14.32% (12/14/90)
S&P 500                               21.03%                   28.54%         21.00% (since 11/30/90)

(1) The performance of Retail A Shares has been restated to include the effect of the maximum 5.50% sales charge payable on purchases of Prime A Shares.
(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P is heavily weighted with the stocks of large companies.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                        Maximum sales charge          Maximum deferred sales
                        (load) on purchases           of charge (load) shown
                        shown as a % of the           as a % of the offering
                        offering price                price or sale price,
                                                      whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                                                             Total Fund
                                          Distribution and                   operating
                        Management fees   service (12b-1)     Other          expenses
                                          fees                expenses
Prime A Shares          0.75%             0.25%               0.28%(4)         1.28%
Prime B Shares          0.75%             1.00%               0.36%(4)         2.11%

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)   Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your Prime B Shares convert to Prime A Shares after eight years
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $673                  $934                 $1,214                $2,010
Prime B Shares          $714                  $961                 $1,334                $2,230
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $214                  $661                 $1,134                $2,230

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is J. Edward Klisiewicz, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Klisiewicz has been the Fund's portfolio manager since it began operations. He has been with the Adviser and its predecessors since 1970.

Galaxy Growth and Income Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on growth stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of the Fund's Prime A Shares during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                                        1999
                                        6.99%

Best quarter:                9.78% for the quarter ending June 30, 1999
Worst quarter:             -10.57% for the quarter ending September 30, 1999


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                                      1 year            Since inception
Prime A Shares                          1.08%           10.56% (11/1/98)
Prime B Shares                          1.12%           11.82% (11/1/98)
S&P 500                                21.03%           29.86% (since 10/31/98)

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees you paid directly from your investment)

                                                      Maximum deferred sales
                        Maximum sales charge          of charge (load) shown
                        (load) on purchases           as a % of the offering
                        shown as a % of the           price or sale price,
                        offering price                whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                          Distribution and                  Total Fund
                                          service (12b-1)     Other         operating
                        Management fees   fees                expenses      expenses
Prime A Shares          0.75%             0.25%               0.26%(4)        1.26%(4)
Prime B Shares          0.75%             1.00%               0.30%(4)        2.05%(4)

(1) Reduced sales charges may be available. See "How to invest in the Fund - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) Certain of the Fund's service providers are voluntarily waiving a portion of their fees so that Other expenses are expected to be 0.15% for Prime A Shares and 0.20% for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.15% for Prime A Shares and 1.90% for Prime B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your Prime B Shares convert to Prime A Shares after eight years
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $671                  $928                 $1,204                $1,989
Prime B Shares          $708                  $943                 $1,303                $2,177
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $208                  $643                 $1,103                $2,177

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.

Galaxy Strategic Equity Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests at least 65% of its total assets in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium size companies representative of the S&P 500, although the universe of stocks monitored by the Adviser is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities. In selecting individual stocks, the Adviser looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the Adviser's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


[Sidenote:]
VALUE STOCKS AND GROWTH STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios. Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows performance of the Fund's Retail A Shares during the last calendar year. The figure doesn't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                                               1999
                                               0.05%

Best quarter:               11.49% for the quarter ending June 30, 1999
Worst quarter:             -13.65% for the quarter ending September 30, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.


                                      1 year            Since inception
Retail A Shares(1)                    -5.49%            -1.63% (3/4/98)
Retail A Shares(2)                    -4.32%            -0.50% (3/4/98)
S&P 500                               21.03%            21.73% (since 2/28/98)

(1) The performance of Retail A Shares has been restated to include the effect of the maximum 5.50% sales charge payable on purchases of Prime A Shares.
(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P is heavily weighted with the stocks of large companies.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)

                                                      Maximum deferred sales
                        Maximum sales charge          of charge (load) shown
                        (load) on purchases           as a % of the offering
                        shown as a % of the           price or sale price,
                        offering price                whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                          Distribution and                      Total Fund
                                          service (12b-1)       Other           operating
                        Management fees   fees                  expenses        expenses
Prime A Shares          0.75%(4)            0.25%               0.52%(5)        1.52%(4)
Prime B Shares          0.75%(4)            1.00%               0.63%(5)        2.38%(4)

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.32% for Prime A Shares and 2.18% for Prime B Shares. This fee waiver may be revised or discontinued at any time.
(5)   Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your Prime B Shares convert to Prime A Shares after eight years
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $696                  $1,004               $1,333                $2,263
Prime B Shares          $741                  $1,042               $1,470                $2,502
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $241                  $742                 $1,270                $2,502

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Peter B. Hathaway, CFA, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hathaway has been the Fund's portfolio manager since it began operations in March 1998. He has been in the investment management business with the Adviser and its predecessors since 1964 and has been responsible for the Adviser's Value Driven Growth investment process since 1991.

Galaxy Equity Value Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in equity securities, mainly common stocks, that the Adviser believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The Adviser uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the Adviser to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The Adviser then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models can't measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1991. The returns for Retail A Shares for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, Retail A Shares and Trust Shares of the Fund had the same returns because each class of shares had the same expenses.

YEAR-BY-YEAR RETURNS

The bar chart shows how the performance of the Fund's Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[bar chart goes here]

1990          1991        1992        1993        1994        1995        1996        1997        1998        1999
-3.20%        23.36%      8.21%       14.75%      3.51%       27.78%      21.09%      27.66%      23.75%      6.67%

Best quarter:               27.15% for the quarter ending December 31, 1998
Worst quarter:             -15.28% for the quarter ending September 30, 1998

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices.

                             1 year              5 years           10 years             Since inception
Retail A Shares(1)            0.83%               19.77%            14.23%               14.42% (9/1/88)
Retail A Shares(2)            2.06%               20.94%            14.88%               14.99% (9/1/88)
S&P 500                      21.03%               28.54%            18.19%               19.50% (since 8/31/88)
Lipper Multi-Cap Value       13.77%               21.34%            14.42%               15.32% (since 8/31/88)
Funds Average

(1) The performance of Retail A Shares has been restated to include the effect of the maximum 5.50% sales charge payable on purchases of Prime A Shares.
(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[Sidenote:]
The Lipper Multi-Cap Value Funds Average is an unmanaged index that measures the performance of a select group of mutual funds with investment objectives similar to that of the Fund.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                        Maximum sales charge          Maximum deferred sales
                        (load) on purchases           of charge (load) shown
                        shown as a % of the           as a % of the offering
                        offering price                price or sale price,
                                                      whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses(expenses deducted from the Fund's assets)

                        Maximum sales charge          Maximum deferred sales
                        (load) on purchases           of charge (load) shown
                        shown as a % of the           as a % of the offering
                        offering price                price or sale price,
                                                      whichever is less
Prime A Shares          0.75%             0.25%               0.31%(4)        1.31%
Prime B Shares          0.75%             1.00%               0.41%(4)        2.16%

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4)   Other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year

-    your Prime B Shares convert to Prime A Shares after eight years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $676                  $942                 $1,229                $2,042
Prime B Shares          $719                  $976                 $1,359                $2,277
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $219                  $676                 $1,159                $2,277

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is G. Jay Evans, a Senior Vice President of the Adviser since 1991. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Evans has been the Fund's portfolio manager since 1993. He has been with the Adviser and its predecessors since 1978.

Galaxy Equity Growth Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its assets in foreign securities.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following risks:

- CONVERTIBLE SECURITIES - Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of the Fund's Prime A Shares during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                                                        1999
                                                       26.02%

Best quarter:              17.80% for the quarter ending December 31, 1999
Worst quarter:             -5.41% for the quarter ending September 30, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                                      1 year            Since inception
Prime A Shares                         19.10%           29.39% (11/1/98)
Prime B Shares                         20.36%           31.98% (11/1/98)
S&P 500                                21.03%           29.86% (since 10/31/98)

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

FEES AND EXPENSES OF THE FUND

The following tables show the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees you paid directly from your investment)

                       Maximum sales charge            Maximum deferred sales
                       (load) on purchases             charge (load) shown as a
                       shown as a % of the             % of the offering price
                       offering price                  or sales price, whichever
                                                       is less
Prime A Shares          5.50%(1)                       None(2)
Prime B Shares          None                           5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                          Distribution and                   Total Fund
                                          service (12b-1)     Other          operating
                        Management fees   fees                expenses       expenses
Prime A Shares          0.75%             0.25%               0.24%(4)        1.24%(4)
Prime B Shares          0.75%             1.00%               0.28%(4)        2.03%(4)

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) Certain of the Fund's service providers are voluntarily waiving a portion of their fees so that Other expenses are expected to be 0.11% for Prime A Shares and 0.12% for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.11% for Prime A Shares and 1.87% for Prime B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Prime B Shares convert to Prime A Shares after eight years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $669                  $922                 $1,194                $1,967
Prime B Shares          $706                  $937                 $1,293                $2,155
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $206                  $637                 $1,093                $2,155

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Robert G. Armknecht, CFA, an Executive Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988 and has been the Fund's portfolio manager since it began operations in 1990.

Galaxy International Equity Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Discussions with company management are an important element of this analysis and give the Sub-Adviser an opportunity to test its assumptions against management's near-term and long-term objectives. Top-down factors are incorporated into the Sub-Adviser's analysis of the company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, or if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.
- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.
- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.
- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS-CALENDAR YEARS

The bar chart shows the performance of the Fund's Prime A Shares during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                            1999
                           41.55%

Best quarter:              24.43% for the quarter ending December 31, 1999
Worst quarter:             2.65% for the quarter ending March 31, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                                      1 year            Since inception
Prime A Shares                         33.78%           38.83% (11/1/98)
Prime B Shares                         35.65%           41.45% (11/1/98)
MSCI EAFE Index                        26.96%           32.29% (since 10/31/98)

[Sidenote:]
The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees you paid directly from your investment)

                                                      Maximum deferred sales
                        Maximum sales charge          of charge (load) shown
                        (load) on purchases           as a % of the offering
                        shown as a % of the           price or sale price,
                        offering price                whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)
                                                                            Total Fund
                                          Distribution and                  operating
                        Management fees   service (12b-1)     Other         expenses
                                          fees                expenses
Prime A Shares          0.89%(4)          0.25%               0.70%(4)      1.84%(4)
Prime B Shares          0.89%(4)          1.00%               0.29%(4)      2.18%(4)

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) The Adviser and certain of the Fund's service providers are waiving a portion of their fees so that Management fees and Other expenses are expected to be 0.64% and 0.23%, respectively, for Prime A Shares and 0.64% and 0.22%, respectively, for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.12% for Prime A Shares and 1.86% for Prime B Shares. These fee waivers may be revised or discontinued at any time.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Prime B Shares convert to Prime A Shares after eight years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $727                  $1,097               $1,491                $2,590
Prime B Shares          $721                  $982                 $1,369                $2,428
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $221                  $682                 $1,169                $2,428


[Sidenote:]
PORTFOLIO MANAGERS

The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.

Galaxy Small Cap Value Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its assets in foreign equity securities.

In selecting portfolio securities for the Fund, the Adviser looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also does research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries.

A portfolio security may be sold if the Adviser determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the company that issued the security.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

[Sidenote:]
VALUE STOCKS
Value stocks are ones that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price to earnings growth ratios.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.


In addition, the Fund carries the following risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- FOREIGN INVESTMENT - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of the Fund's Prime A Shares during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.

[bar chart goes here]

                                      1999
                                     10.71%

Best quarter:              16.48% for the quarter ending June 30, 1999
Worst quarter:             -7.71% for the quarter ending March 31, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices.

                             1 year                     Since inception
Prime A Shares                4.61%                      9.95% (11/1/98)
Prime B Shares                4.82%                     11.38% (11/1/98)
Russell 2000 Index           21.26%                     29.65% (since 10/31/98)
S&P 600                      12.41%                     22.10% (since 10/31/98)

[Sidenote:]
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.

[Sidenote:]
The Standard & Poor's SmallCap 600 Composite Index (S&P 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock

Exchange and NASDAQ. The S&P 600 is heavily weighted with the stocks of small companies with market capitalizations that currently range between $32.9 million and $2.9 billion.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                                                      Maximum deferred sales
                        Maximum sales charge          of charge (load) shown
                        (load) on purchases           as a % of the offering
                        shown as a % of the           price or sale price,
                        offering price                whichever is less
Prime A Shares          5.50%(1)                      None(2)
Prime B Shares          None                          5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                          Distribution and               Total Fund
                                          service (12b-1)     Other      operating
                        Management fees   fees                expenses   expenses
Prime A Shares          0.75%             0.25%               0.31%(4)     1.31%(4)
Prime B Shares          0.75%             1.00%               0.58%(4)     2.33%(4)

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."
(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."
(4) Certain of the Fund's service providers are waiving a portion of their fees so that Other expenses are expected to be 0.16% for Prime A Shares and 0.17% for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 1.16% for Prime A Shares and 1.92% for Prime B Shares. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Prime B Shares convert to Prime A Shares after eight years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $676                  $942                 $1,229                $2,042
Prime B Shares          $736                  $1,027               $1,445                $2,411
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $236                  $727                 $1,245                $2,411

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Peter Larson, a Senior Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Larson has been with the Adviser and its predecessors since 1963 and has managed the Fund, including its predecessor, since it began operations in 1992.

Galaxy Small Company Equity Fund

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Adviser looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The Adviser consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

[Sidenote:]
GROWTH STOCKS
Growth stocks offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.


In addition, the Fund carries the following main risks:

- SMALL COMPANIES RISK - Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund's Retail A Shares has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[bar chart goes here]

1992            1993         1994          1995         1996          1997         1998          1999
1.20%           22.75%       -0.06%        38.80%       20.84%        14.17%       -10.94%       38.93%

Best quarter:                 44.08% for the quarter ending December 31, 1999
Worst quarter:               -24.02% for the quarter ending September 30, 1998

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

                             1 year           5 years         Since inception
Retail A Shares(1)            31.28%            17.49%        13.63% (12/30/91)
Retail A Shares(2)            33.93%            18.63%        14.44% (12/30/91)
Russell 2000 Index            21.26%            16.69%        14.67% (since 12/31/91)

(1) The performance of Retail A Shares has been restated to include the effect of the maximum 5.50% sales charge payable on purchases of Prime A Shares.

(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.


[Sidenote:]

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Companies included in the Russell 2000 Index have market capitalizations that currently range between $30 million and $1.4 billion.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                                                      Maximum deferred sales
                        Maximum sales charge          of charge (load) shown
                        (load) on purchases           as a % of the offering
                        shown as a % of the           price or sale price,
                        offering price                whichever is less
Prime A Shares          5.50%(1)                       None(2)
Prime B Shares          None                           5.00%(3)

Annual Fund operating expenses (expenses deducted from the Fund's assets)

                                          Distribution and                  Total Fund
                                          service (12b-1)     Other         operating
                        Management fees   fees                expenses      expenses
Prime A Shares          0.75%             0.25%               0.52%(4)      1.52%
Prime B Shares          0.75%             1.00%               0.61%(4)      2.36%

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."

(4) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your Prime B Shares convert to Prime A Shares after eight years
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
Prime A Shares          $696                  $1,004               $1,333                $2,263
Prime B Shares          $739                  $1,036               $1,460                $2,487
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
Prime B Shares          $239                  $736                 $1,260                $2,487

[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Stephen D. Barbaro, CFA, a Senior Vice President of the Adviser since 1996. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barbaro has been the Fund's portfolio manager since it began operations in 1991. He has been with the Adviser and its predecessors since 1976.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Galaxy Equity Funds have been described above. The following supplements that discussion.

- TEMPORARY DEFENSIVE POSITIONS: Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the Galaxy International Equity Fund, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers. This strategy could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

- OTHER TYPES OF INVESTMENTS: This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

- YEAR 2000 RISKS: Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES

The following table gives you a general overview of the risk spectrum for the Galaxy Equity Funds. This is a guide only. It shows the Adviser's current assessment of the potential risk of the Funds relative to one another, but this can change over time. It should not be used to compare the Funds with other mutual funds or other types of investments. Consult your financial professional to help you decide which Fund is right for you.

Risk spectrum              Fund                                   Primary investments
-------------------------------------------------------------------------------------------------------------
                           Galaxy Asset Allocation                Common stocks and fixed income securities
                                                                  of domestic companies
                           ----------------------------------------------------------------------------------
Conservative               Galaxy Equity Income                   Common stocks of domestic companies
                                                                  selected primarily for their income
                                                                  potential
                           ----------------------------------------------------------------------------------
                           Galaxy Growth and Income               Common stocks of companies selected for
                                                                  their growth and income potential
                           ----------------------------------------------------------------------------------
                           Galaxy Strategic Equity                Equity securities of large and medium
                                                                  sized companies that exhibit
                                                                  above-average return potential relative
                                                                  to their market price
                           ----------------------------------------------------------------------------------
Moderate                   Galaxy Equity Value                    Common stocks of large and medium sized
                                                                  companies believed to be undervalued
                           ----------------------------------------------------------------------------------
                           Galaxy Equity Growth                   Equity securities of growth-oriented
                                                                  companies
                           ----------------------------------------------------------------------------------
                           Galaxy International Equity            Equity securities of foreign companies
                           ----------------------------------------------------------------------------------
Aggressive                 Galaxy Small Cap Value                 Common stocks of smaller companies
                                                                  believed to be undervalued
                           ----------------------------------------------------------------------------------
                           Galaxy Small Company Equity            Common stocks of smaller growth-oriented
                                                                  companies
                           ----------------------------------------------------------------------------------

FUND MANAGEMENT

ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

Fund                                       Management fee as a % of net assets
Galaxy Asset Allocation                    0.75%
Galaxy Equity Income                       0.75%
Galaxy Growth and Income                   0.75%
Galaxy Strategic Equity                    0.55%
Galaxy Equity Value                        0.75%
Galaxy Equity Growth                       0.75%
Galaxy International Equity                0.64%
Galaxy Small Cap Value                     0.75%
Galaxy Small Company Equity                0.75%

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the Galaxy International Equity Fund to Oechsle International Advisors, LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, approves the list of foreign countries recommended by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser has its main office at One International Place, Boston, Massachusetts 02210. The Sub-Adviser is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 1999, the Sub-Adviser had discretionary management authority over approximately $19.1 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in the Sub-Adviser.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser and Sub-Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS

HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Prime A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Prime B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

[Sidenote:]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Prime A Shares or Prime B Shares, minus the value of the Fund's liabilities attributable to Prime A Shares or Prime B Shares, divided by the number of Prime A Shares or Prime B Shares held by investors.

PRIME A SHARES

The table below shows the sales charge you'll pay if you buy Prime A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

                                           Total sales charge

Amount of your investment             As a % of the offering price   As a % of your investment
                                      per share
Less than $50,000                     5.50%                          5.82%
$50,000 but less than $100,000        4.50%                          4.71%
$100,000 but less than $250,000       3.50%                          3.63%
$250,000 but less than $500,000       2.50%                          2.56%
$500,000 but less than $1,000,000     2.00%                          2.04%
$1,000,000 and over                   0.00%(1)                       0.00%(1)

(1) There is no front-end sales charge on investments in Prime A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Prime A Shares or the amount that the Funds will receive from such sales.

There's no sales charge when you buy Prime A Shares if:

-    You buy shares by reinvesting your dividends and distributions.
- You buy shares with money from Prime A Shares of another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee.
-    You were a Galaxy shareholder before December 1, 1995.

[Sidenote:]
SALES CHARGE WAIVERS
Ask your broker-dealer, or consult the SAI, for other instances in which the sales load on Prime A Shares is waived. When you buy your shares, you must tell your broker-dealer that you qualify for a sales load waiver.

PRIME B SHARES

If you buy Prime B Shares of the Funds, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

If you sell your shares                            You'll pay a CDSC of
During the first year                              5.00%
During the second year                             4.00%
During the third year                              3.00%
During the fourth year                             3.00%
During the fifth year                              2.00%
During the sixth year                              1.00%
After the sixth year                               None

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Prime B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Prime B Shares that you acquire by reinvesting your dividends and distributions.

In addition, there's no CDSC when Prime B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your broker-dealer, or consult the SAI, for other instances in which the CDSC is waived.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Prime A Shares of the Funds can pay distribution fees at an annual rate of up to 0.30% of each Fund's Prime A Share assets. The Funds do not intend to pay more than 0.25% in distribution fees with respect to Prime A Shares during the current fiscal year.

Prime B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.25% of each Fund's Prime B Share assets. The Funds do not intend to pay more than 1.00% in distribution and shareholder service (12b-1) fees during the current fiscal year.

Galaxy has adopted separate plans under Rule 12b-1 that allow each Fund to pay fees from its Prime A Share assets for selling and distributing Prime A Shares and from its Prime B Share assets for selling and distributing Prime B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

CONVERTING PRIME B SHARES TO PRIME A SHARES

Eight years after you buy Prime B Shares of a Fund, they will automatically convert to Prime A Shares of the Fund. This allows you to benefit from the lower annual expenses of Prime A Shares.

CHOOSING BETWEEN PRIME A SHARES AND PRIME B SHARES

Prime B Shares are subject to higher fees than Prime A Shares. For this reason, Prime A Shares can be expected to pay higher dividends than Prime B Shares. However, because Prime A Shares are subject to an initial sales charge which is deducted at the time you purchase Prime A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Prime A Shares than if you purchase Prime B Shares of the Fund.

In deciding whether to buy Prime A Shares or Prime B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Prime B Shares may equal or exceed the initial sales charge and fees for Prime A Shares. Prime A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your broker-dealer for help in choosing the appropriate share class.


BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Prime A Shares and Prime B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

Prime A Shares and Prime B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. Your broker-dealer will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by your broker-dealer and reflected in the account statements provided to you. For details, please contact your broker-dealer. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

DISCOUNT PLANS

You may have the sales charges on purchases of Prime A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION: You can add the value of the Prime A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Prime A Shares for purposes of calculating the sales charge.
- LETTER OF INTENT: You can purchase Prime A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Prime A Shares equal to 5% of the amount you indicated in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.
- REINVESTMENT PRIVILEGE: You can reinvest some or all of the money that you receive when you sell Prime A Shares of the Funds in Prime A Shares of any Galaxy Fund that offers Prime A Shares within 90 days without paying a sales charge.

[Sidenote:]
DISCOUNT PLANS
You must tell your broker-dealer when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply.

HOW TO SELL SHARES

You can sell your shares through your broker-dealer. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Please contact your broker-dealer for information on how to sell your shares.


HOW TO EXCHANGE SHARES

You may exchange Prime A Shares of a Fund having a value of at least $100 for Prime A Shares of any other Galaxy Fund that offers Prime A Shares. You won't pay a sales charge for exchanging your Prime A Shares.

You may exchange Prime B Shares of a Fund for Prime B Shares of any other Galaxy Fund that offers Prime B Shares. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Prime B Shares which you exchanged. Galaxy doesn't charge any fee for making exchanges but your broker-dealer might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance notice to shareholders.

To exchange shares, contact your broker-dealer.

OTHER SHAREHOLDER SERVICES

Your broker-dealer may offer other shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.

OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund, except the Galaxy International Equity Fund, pays any dividends from net investment income each quarter. The Galaxy International Equity Fund pays any dividends from net investment income annually. Each Fund pays any net capital gains at least once a year. It's expected that the Funds' annual distributions will normally -- but not always -- consist primarily of capital gains rather than ordinary income. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Galaxy International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

MISCELLANEOUS


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the Funds' financial performance for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). The financial highlights tables shown below with respect to the Asset Allocation, Growth and Income, Equity Growth, International Equity and Small Cap Value Funds reflect the financial performance of the Funds' Prime A Shares and Prime B Shares. As of the date of this prospectus, Prime A Shares and Prime B Shares of the Equity Income, Strategic Equity, Equity Value and Small Company Equity Funds had not been offered to investors. The financial highlights tables shown below with respect to these Funds reflects the financial performance of the Funds' Retail A Shares and is intended to provide a long-term perspective as to each Fund's financial history. Certain information in the financial highlights tables reflects the financial performance of a single Prime A Share or Prime B Share or, in the case of the Equity Income, Strategic Equity, Equity Value and Small Company Equity Funds, a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned on an investment in Prime A Shares and Prime B Shares of the Asset Allocation, Growth and Income, Equity Growth, International Equity and Small Cap Value Funds or Retail A Shares of the Equity Income, Strategic Equity, Equity Value and Small Company Equity Funds, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Funds' Annual Report and incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                               Galaxy Asset Allocation Fund
                      (For a share outstanding throughout the period)

                                                                                            For the year ending
                                                                                              October 31, 1999
                                                                                -----------------------------------------------

                                                                                   PRIME A SHARES(1)        PRIME B SHARES(1)
Net asset value, beginning of period ...........................................      $16.95                    $16.95
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(2)...................................................        0.44                      0.29
     Net realized and unrealized gain on investments............................        1.17                      1.19
         Total from investment operations.......................................        1.61                      1.48
LESS DIVIDENDS:
     Dividends from net investment income.......................................       (0.40)                    (0.29)
     Dividends from net realized capital gains..................................       (0.43)                    (0.43)
         Total dividends........................................................       (0.83)                    (0.72)
Net increase in net asset value.................................................        0.78                      0.76
Net asset value, end of period..................................................      $17.73                    $17.71

Total return(3).................................................................        9.72%                     8.91%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)..........................................        $238                      $519
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver.......................        2.27%                     1.53%
     Operating expenses including reimbursement/waiver..........................        1.16%                     1.90%
     Operating expenses excluding reimbursement/waiver..........................        1.29%                     2.08%
Portfolio turnover rate.........................................................         135%                      135%

------------------------------

(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime A Shares for the year ended October 31, 1999 was $0.41. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the year ended October 31, 1999 was $0.26.

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                                 Galaxy Equity Income Fund
                     (For a share outstanding throughout each period)

                                                                            FOR THE YEAR ENDING OCTOBER 31,
                                                           ----------------------------------------------------------------------

                                                              1999           1998          1997            1996           1995
                                                           ----------     ----------    ----------      ----------     ----------
                                                            Retail          Retail         Retail         Retail         Retail
                                                           A Shares        A Shares       A Shares       A Shares       A Shares
Net asset value, beginning of period..................       $19.67       $  18.82        $  16.91       $  14.98       $  12.74
Income from investment operations:
     Net investment income(1).........................         0.19           0.25            0.30           0.30           0.28
     Net realized and unrealized gain
         on investments...............................         1.69           2.43            3.35           2.47           2.47
Total from investment operations......................         1.88           2.68            3.65           2.77           2.75
Less dividends:
     Dividends from net investment income.............        (0.20)         (0.25)          (0.30)         (0.30)         (0.30)
     Dividends from net realized capital  gains               (1.85)         (1.58)          (1.44)         (0.54)         (0.21)
Total dividends.......................................        (2.05)         (1.83)          (1.74)         (0.84)         (0.51)
Net increase (decrease) in net asset value............        (0.17)          0.85            1.91           1.93           2.24
Net asset value, end of period........................       $19.50        $ 19.67         $ 18.82        $ 16.91        $ 14.98
Total return(2).......................................        10.14%         15.23%          23.28%         19.01%         22.23%
Ratios/supplemental data:
     Net assets, end of period (000's)................     $213,041       $207,850        $169,276       $126,952        $81,802
Ratios to average net assets:
     Net investment income including
         Reimbursement/waiver.........................         0.97%          1.30%           1.70%          1.86%          2.08%
     Operating expenses including
         Reimbursement/waiver.........................         1.33%          1.34%           1.39%          1.40%          1.49%
     Operating expenses excluding
         Reimbursement/waiver.........................         1.33%          1.34%           1.41%          1.40%          1.51%
Portfolio turnover rate...............................           38%            46%             37%            45%            21%

-----------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.19, $0.25, $0.30,
     $0.30 and $0.28, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.

                               Galaxy Growth and Income Fund
                      (For a share outstanding throughout the period)

                                                                                             For the year ending
                                                                                              October 31, 1999
                                                                                 ----------------------------------------------

                                                                                   PRIME A SHARES(1)       PRIME B SHARES(1)
Net asset value, beginning of period ............................................      $14.88                  $14.88
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(loss)(2,3)............................................        0.11                   (0.01)
     Net realized and unrealized gain on investments.............................        2.03                    2.03
         Total from investment operations........................................        2.14                    2.02
LESS DIVIDENDS:
     Dividends from net investment income........................................       (0.11)                  (0.02)
     Dividends from net realized capital gains...................................       (0.91)                  (0.91)
         Total dividends.........................................................       (1.02)                  (0.93)
Net increase in net asset value..................................................        1.12                    1.09
Net asset value, end of period...................................................      $16.00                  $15.97
Total return(4)..................................................................       14.81%                  13.98%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)...........................................        $150                    $129
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver........................        0.66%                  (0.09)%
     Operating expenses including reimbursement/waiver...........................        1.15%                   1.90%
     Operating expenses excluding reimbursement/waiver...........................        1.30%                   2.17%
Portfolio turnover rate..........................................................          20%                     20%

------------------------------

(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime A Shares for the year ended October 31, 1999 was $0.09. Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the year ended October 31, 1999 was $(0.05).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                               Galaxy Strategic Equity Fund
                      (For a share outstanding throughout the period)

                                                                        For the period ending October 31,
                                                                  --------------------------------------------

                                                                           1999                   1998
                                                                          Retail                 Retail
                                                                         A Shares              A Shares(1)
Net asset value, beginning of period ........................             $9.62                 $10.00
Income from investment operations:
     Net investment income (loss)(2).........................             0.04(7)                   --(3)
     Net realized and unrealized (loss) on investments.......              0.27                  (0.38)
Total from investment operations.............................              0.31                  (0.38)
Less dividends:
     Dividends from net investment income....................             (0.03)                    --
     Dividends from net realized capital gains...............             (0.01)                    --
Total dividends..............................................             (0.04)                    --
Net (decrease) in net asset value............................              0.27                  (0.38)
Net asset value, end of period...............................             $9.89                  $9.62
Total return(4)..............................................              3.25%                 (3.75)%(5)
Ratios/supplemental data:
     Net assets, end of period (000's).......................            $8,229                 $4,051
Ratios to average net assets:
     Net investment income including reimbursement/waiver....              0.41%                  0.06%(6)
     Operating expenses including reimbursement/waiver.......              1.19%                  1.40%(6)
     Operating expenses excluding reimbursement/waiver.......              1.63%                  2.41%(6)
Portfolio turnover rate......................................                79%                    30%(5)

------------------------------

(1)  The Fund commenced operations on March 4, 1998.

(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the year ended October 31, 1999 and the period ended October 31, 1998 was $0.00 and $0.00, respectively.

(3)  Net investment income per share is less than $0.00.

(4) Calculation does not include the effect of any sales charge for Retail A Shares.

(5)  Not annualized.

(6)  Annualized.

(7) The selected per share data was calculated using the weighted average shares outstanding method for the year.

                                 Galaxy Equity Value Fund
                     (For a share outstanding throughout each period)

                                                                FOR THE YEAR ENDING OCTOBER 31,

                                                    1999         1998         1997        1996        1995
                                                    ----         ----         ----        ----        ----
                                                   Retail       Retail       Retail      Retail      Retail
                                                  A Shares     A Shares     A Shares    A Shares    A Shares
Net asset value,
     beginning of period..................         $16.50     $  18.21     $  15.96    $  14.33    $  13.31
Income from investment operations:
     Net investment income (loss)(1)......          (0.03)        0.03         0.11        0.14        0.22
     Net realized and unrealized gain
         on investments...................           2.42         1.50         4.16        2.74        2.24
Total from investment operations..........           2.39         1.53         4.27        2.88        2.46
Less dividends:
     Dividends from net investment income.          --           (0.04)       (0.12)      (0.14)      (0.23)
     Dividends from net realized capital gains      (0.61)       (3.20)       (1.90)      (1.11)      (1.21)
Total dividends...........................          (0.61)       (3.24)       (2.02)      (1.25)      (1.44)
Net increase (decrease) in net asset value           1.78        (1.71)        2.25        1.63        1.02
Net asset value, end of period............         $18.28      $ 16.50     $  18.21    $  15.96    $  14.33

Total return(2)...........................          14.63%        9.88%       29.48%      21.49%      20.81%
Ratios/supplemental data:
     Net assets, end of period (000's)....       $258,332     $234,730     $182,641    $131,998     $96,555
Ratios to average net assets:
     Net investment income including
         Reimbursement/waiver.............          (0.16)%       0.15%        0.63%       1.00%       1.62%
     Operating expenses including
         Reimbursement/waiver.............           1.37%        1.37%        1.38%       1.45%       1.49%
     Operating expenses excluding
         Reimbursement/waiver.............           1.37%        1.37%        1.38%       1.45%       1.50%
Portfolio turnover rate...................             75%          82%         111%        116%         76%
------------------------------

(1) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.03),
     $0.03, $0.11, $0.14 and $0.22, respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.

                                 Galaxy Equity Growth Fund
                      (For a share outstanding throughout the period)



                                                                                             For the year ending
                                                                                              October 31, 1999
                                                                                 ----------------------------------------------

                                                                                   Prime A Shares(1)       Prime B Shares(1)
Net asset value, beginning of period ............................................      $24.49                  $24.49
INCOME FROM INVESTMENT OPERATIONS:
     Net investment (loss)(2)....................................................       (0.01)                  (0.10)
     Net realized and unrealized gain on investments.............................        6.37                    6.35
         Total from investment operations........................................        6.36                    6.25
LESS DIVIDENDS:
     Dividends from net investment income........................................         --                      --
     Dividends from net realized capital gains...................................       (1.90)                  (1.90)
         Total dividends.........................................................       (1.90)                  (1.90)
Net increase in net asset value..................................................        4.46                    4.35
Net asset value, end of period...................................................      $28.95                  $28.84
Total return(3)..................................................................       27.30%                  26.79%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)...........................................        $107                    $246
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver........................       (0.05)%                 (0.78)%
     Operating expenses including reimbursement/waiver...........................        1.14%                   1.87%
     Operating expenses excluding reimbursement/waiver...........................        1.28%                   2.19%
Portfolio turnover rate..........................................................          53%                     53%

------------------------------

(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.

(2) Net investment (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime A Shares for the year ended October 31, 1999 was $(0.04). Net investment (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the year ended October 31, 1999 was $(0.14).

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                             Galaxy International Equity Fund
                      (For a share outstanding throughout the period)

                                                                                             For the year ending
                                                                                              October 31, 1999
                                                                                -----------------------------------------------

                                                                                   Prime A Shares(1)       Prime B Shares(1)
Net asset value, beginning of period ...........................................       $16.85                   $16.85
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2,3)..........................................         0.06                    (0.08)
     Net realized and unrealized gain on investments............................         4.79                     4.78
         Total from investment operations.......................................         4.85                     4.70
LESS DIVIDENDS:
     Dividends from net investment income.......................................        (0.15)                   (0.13)
     Dividends from net realized capital gains..................................        (0.57)                   (0.57)
         Total dividends........................................................        (0.72)                   (0.70)
Net increase in net asset value.................................................         4.13                     4.00
Net asset value, end of period..................................................       $20.98                   $20.85
Total return(4).................................................................        29.73%                   28.74%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)..........................................          $12                     $458
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver.......................         0.34%                   (0.38)%
     Operating expenses including reimbursement/waiver..........................         1.17%                    1.89%
     Operating expenses excluding reimbursement/waiver..........................         2.03%                    2.27%
Portfolio turnover rate.........................................................           45%                      45%

------------------------------

(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.

(2) Net investment (loss) per share before reimbursement/waiver of fees by Adviser and/or the Fund's administrator for Prime A Shares for the year ended October 31, 1999 was $(0.09). Net investment (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the year ended October 31, 1999 was $(0.16).

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(4) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                                Galaxy Small Cap Value Fund
                      (For a share outstanding throughout the period)

                                                                                             For the year ending
                                                                                               October 31, 1999
                                                                                ------------------------------------------------

                                                                                    Prime A Shares(1)       Prime B Shares(1)
Net asset value, beginning of period ...........................................        $13.59                    $13.59
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)(2)............................................          0.03                     (0.05)
     Net realized and unrealized gain on investments............................          0.73                      0.71
         Total from investment operations.......................................          0.76                      0.66
LESS DIVIDENDS:
     Dividends from net investment income.......................................         (0.04)                    --
     Dividends from net realized capital gains..................................         (1.27)                    (1.27)
         Total dividends........................................................         (1.31)                    (1.27)
Net (decrease) in net asset value...............................................         (0.55)                    (0.61)
Net asset value, end of period..................................................        $13.04                    $12.98
Total return(3).................................................................          5.80%                     4.96%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)..........................................          $175                      $190
RATIOS TO AVERAGE NET ASSETS:
     Net investment income including reimbursement/waiver.......................          0.26%                    (0.49)%
     Operating expenses including reimbursement/waiver..........................          1.18%                     1.93%
     Operating expenses excluding reimbursement/waiver..........................          1.40%                     2.49%
Portfolio turnover rate.........................................................            42%                       42%

------------------------------

(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime A Shares for the year ended October 31, 1999 was $0.00. Net investment (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the year ended October 31, 1999 was $(0.10).

(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                             Galaxy Small Company Equity Fund
                     (For a share outstanding throughout each period)

                                                              For the year ending October 31,
                                                  -------------------------------------------------------

                                                    1999       1998       1997       1996         1995
                                                   Retail     Retail     Retail     Retail      Retail
                                                  A Shares   A Shares   A Shares   A Shares    A Shares
Net asset value,
     beginning of period..................          $13.63    $ 20.94   $  19.96   $  16.28    $  12.35
Income from investment operations:
     Net investment income (loss)(1)......           (0.23)     (0.19)     (0.18)     (0.14)      (0.09)
     Net realized and unrealized gain
         (loss) on investments............            2.26      (4.86)      3.54       3.99        4.21
Total from investment operations..........            2.03      (5.05)      3.36       3.85        4.12

Less dividends:
     Dividends from net investment
      income .............................              --         --       --         --            --
     Dividends from net realized capital
      gains ..............................              --      (2.26)     (2.38)     (0.17)      (0.19)

Total dividends...........................              --      (2.26)     (2.38)     (0.17)      (0.19)

Net increase (decrease) in net asset
     value ...............................            2.03      (7.31)      0.98       3.68        3.93

Net asset value, end of period............          $15.66    $ 13.63   $  20.94   $  19.96    $  16.28
Total return(2)...........................           14.89%    (26.26)%    19.08%     23.97%      34.01%
Ratios/supplemental data:
     Net assets, end of period (000's)....         $87,921    $95,831   $135,593   $111,101     $45,668
Ratios to average net assets:
     Net investment (loss) including
         Reimbursement/waiver.............           (1.41)%    (1.13)%    (1.02)%    (1.03)%     (0.85)%
     Operating expenses including
         Reimbursement/waiver.............            1.53%      1.46%      1.46%      1.57%       1.60%
     Operating expenses excluding
         Reimbursement/waiver.............            1.54%      1.47%      1.48%      1.57%       1.64%
Portfolio turnover rate...................             105%        78%        69%        82%         54%

-----------------------------

(1) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.23),
     $(0.19), $(0.18), $(0.14) and $(0.09), respectively.

(2) Calculation does not include the effect of any sales charge for Retail A Shares.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request, to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


QRGALE 3/1/00

[Front cover page]
The Galaxy Fund


Galaxy Bond Funds


Prospectus

February 29, 2000

Galaxy Short-Term Bond Fund
Galaxy Intermediate Government Income Fund
Galaxy High Quality Bond Fund
Galaxy Tax-Exempt Bond Fund



Prime A Shares and Prime B Shares





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents



Risk/return summary...........................................................1

         Introduction.........................................................1
         Galaxy Short-Term Bond Fund..........................................2
         Galaxy Intermediate Government Income Fund...........................7
         Galaxy High Quality Bond Fund.......................................12
         Galaxy Tax-Exempt Bond Fund.........................................17
         Additional information about risk...................................22
         Investor guidelines.................................................23

Fund management..............................................................24

How to invest in the Funds...................................................25

         How sales charges work..............................................25
         Buying, selling and exchanging shares...............................27
                  How to buy shares..........................................28
                  How to sell shares.........................................28
                  How to exchange shares.....................................29
                  Other shareholder services.................................29
                  Other transaction policies.................................29

Dividends, distributions and taxes...........................................29

Financial highlights.........................................................32

RISK/RETURN SUMMARY

INTRODUCTION


THIS PROSPECTUS describes the Galaxy Bond Funds. Each Fund invests primarily in debt obligations - taxable bonds, notes and commercial paper, in the case of the Galaxy Short-Term Bond Fund, Galaxy Intermediate Government Income Fund and Galaxy High Quality Bond Fund, and municipal securities issued by state and local governments and other political or public bodies or agencies, the interest on which is generally free from federal income tax, in the case of the Galaxy Tax-Exempt Bond Fund.


On the following pages, you'll find important information about each Fund, including:

- The Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    The main risks associated with an investment in the Fund
- The Fund's past performance measured on both a year-by-year and long-term basis
-    The fees and expenses that you will pay as an investor in the Fund.


WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are for everyone. Your investment goals and tolerance for risk will determine which fund is right for you. On page 22, you'll find a table which sets forth general guidelines to help you decide which of the Galaxy Bond Funds is best suited to you.



THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds. The Adviser, which is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.



[Sidenote:]
AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

Galaxy Short-Term Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.

[Sidenote:]
PRESERVATION OF CAPITAL

Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.


[Sidenote:]
DEBT OBLIGATIONS
When a fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.


Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities which have one of the top three ratings assigned by S&P and Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.



The Fund's average weighted maturity will be less than three years under normal circumtances.



[Sidenote:]
AVERAGE WEIGHTED MATURITY

Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.

[Sidenote:]
DURATION



Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.



The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


The Fund may trade its investment frequently in trying to achieve its investment goal.



THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.


In addition, the Fund carries the following main risks:


- INTEREST RATE RISK: The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.
- PREPAYMENT/EXTENSION RISK: Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- FOREIGN INVESTMENTS: Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING: Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.



HOW THE FUND HAS PERFORMED


The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[bar chart goes here]

------------------------------------------------------------------------------------------------
1992          1993         1994         1995         1996        1997         1998         1999
------------------------------------------------------------------------------------------------
5.81%         6.41%        -0.37%       10.96%       3.38%       5.68%        6.07%        2.33%
------------------------------------------------------------------------------------------------



Best quarter:             4.14% for the quarter ending September 30, 1992
Worst quarter:            -0.66% for the quarter ending June 30, 1994


AVERAGE ANNUAL TOTAL RETURNS


The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.

----------------------------------------------------------------------------------------
                         1 year             5 years          Since inception
----------------------------------------------------------------------------------------
Retail A Shares(1)       -2.52%             4.62%            4.35% (12/30/91)
----------------------------------------------------------------------------------------
Retail A Shares(2)       -2.53%             5.32%            4.99% (12/30/91)
----------------------------------------------------------------------------------------
Lehman Brothers One      2.90%              6.47%            5.54% (since 12/31/91)
to Three Year
Government Bond
Index
----------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


(1) The performance of Retail A Shares has been restated to include the effect of the maximum 4.75% sales charge payable on purchases of Prime A Shares. Prime A Shares are also subject to distribution (12b-1) fees at an annual rate of 0.25% of the Fund's Prime A Share assets. Had the performance of Retail A Shares been restated to reflect these distribution (12b-1) fees, average annual total returns for Retail A Shares would be lower.


(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.


[Sidenote:]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.

FEES AND EXPENSES OF THE FUND


The following table show the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)


--------------------------------------------------------------------------------
                       Maximum sales charge       Maximum deferred sales
                       (load) on purchases        charge (load) shown as a
                       shown as a % of the        % of the offering price
                       offering price             or sale price, whichever
                                                  is less
--------------------------------------------------------------------------------
Prime A Shares         4.75%(1)                   None(2)
--------------------------------------------------------------------------------
Prime B Shares         None                       5.00%(3)
--------------------------------------------------------------------------------

Annual Fund operating expenses (expenses deducted from the Fund's assets)


-----------------------------------------------------------------------------------------

                                          Distribution                      Total Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
-----------------------------------------------------------------------------------------
Prime A Shares          0.75%(4)          0.25%               0.40%(5)      1.40%(4)
-----------------------------------------------------------------------------------------
Prime B Shares          0.75%(4)          1.00%               0.50%(5)      2.25%(4)
-----------------------------------------------------------------------------------------


(1)Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2)Except for investments of $1,000,000 or more. See "How to invest in the Funds -- How sales charges work."

(3)This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds -- How sales charges work."


(4)The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.20% for Prime A Shares and 2.05% for Prime B Shares. This fee waiver may be revised or discontinued at any time.


(5)Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year

-    your Prime B Shares convert to Prime A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
----------------------------------------------------------------------------------------------------
Prime A Shares          $611                  $897                 $1,204                $2,075
----------------------------------------------------------------------------------------------------
Prime B Shares          $728                  $1,003               $1,405                $2,371
----------------------------------------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
----------------------------------------------------------------------------------------------------
Prime B Shares          $228                  $703                 $1,205                $2,371
----------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Taxable Fixed Income Strategy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

Galaxy Intermediate Government Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.



[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.



Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will be between three to ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK: The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.
- PREPAYMENT/EXTENSION RISK: Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING: Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.



HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which are offered in a separate prospectus. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Fund were the same because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[bar chart goes here]

------------------------------------------------------------------------------------------------
1990       1991       1992      1993     1994      1995       1996     1997     1998      1999
------------------------------------------------------------------------------------------------
5.87%      15.77%     7.11%     5.57%    -3.77%    15.67%     1.75%    7.83%    8.32%     -1.95%
------------------------------------------------------------------------------------------------


Best quarter:                   6.13% for the quarter ending September 30, 1992
Worst quarter:                 -2.90% for the quarter ending March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS


The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices.


----------------------------------------------------------------------------------------------------------------
                                   1 year           5 years         10 years        Since inception
----------------------------------------------------------------------------------------------------------------
Retail A Shares(1)                 -6.60%           5.12%           5.57%           6.18% (9/1/88)
----------------------------------------------------------------------------------------------------------------
Retail A Shares(2)                 -6.59%           5.83%           6.08%           6.64% (9/1/88)
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Corporate Bond Index    0.39%            7.10%           7.26%           7.74% (since 8/31/88)
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index                         -0.82%           7.73%           7.70%           8.34% (since 8/31/88)
----------------------------------------------------------------------------------------------------------------


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


(1) The performance of Retail A Shares has been restated to include the effect of the maximum 4.75% sales charge payable on purchases of Prime A Shares. Prime A Shares are also subject to distribution (12b-1) fees at an annual rate of 0.25% of the Fund's Prime A Share assets. Had the performance of Retail A

Shares been restated to reflect these distribution (12b-1) fees, average annual total returns for Retail A Shares would be lower.



(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.


[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.


[Sidenote:]
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers/Government Bond Index, its Mortgage Backed Securities and its Asset Backed Securities Index.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)


--------------------------------------------------------------------------------
                        Maximum sales charge           Maximum deferred sales
                        (load) on purchases            charge (load) shown as a
                        shown as a % of the            % of the offering price
                        offering price                 or sale price, whichever
                                                       is less
--------------------------------------------------------------------------------
Prime A Shares          4.75%(1)                       None(2)
--------------------------------------------------------------------------------
Prime B Shares          None                           5.00%(3)
--------------------------------------------------------------------------------


 Annual Fund operating expenses (expenses deducted from the Fund's assets)


---------------------------------------------------------------------------------------------

                                          Distribution                      Total Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
---------------------------------------------------------------------------------------------
Prime A Shares          0.75%(4)          0.25%               0.26%(5)      1.26%(4)
---------------------------------------------------------------------------------------------
Prime B Shares          0.75%(4)          1.00%               0.47%(5)      2.22%(4)
---------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."

(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds -- How sales charges work."


(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds -- How sales charges work."


(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.06% for Prime A Shares and 2.02% for Prime B Shares. This fee waiver may be revised or discontinued at any time.


(5)Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year

-    your Prime B Shares convert to Prime A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
----------------------------------------------------------------------------------------------------------------
Prime A Shares          $597                  $856                 $1,134                $1,925
----------------------------------------------------------------------------------------------------------------
Prime B Shares          $725                  $994                 $1,390                $2,312
----------------------------------------------------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
----------------------------------------------------------------------------------------------------------------
Prime B Shares          $225                  $694                 $1,190                $2,312
----------------------------------------------------------------------------------------------------------------


[Sidenote:]

PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy High Quality Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.


In addition, the Fund carries the following main risks:

- INTEREST RATE RISK: The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P and Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.
- PREPAYMENT/EXTENSION RISK: Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING: Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.



HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows the performance of Prime A Shares of the Fund during the last calendar year. The return for Prime B Shares was different than the figure shown because each class of shares has different expenses. The figure doesn't include any sales charges that investors pay when buying or selling Prime A Shares of the Fund. If sales charges were included, the return would be lower.


[bar chart goes here]

                                   -----------
                                     1999
                                   -----------
                                     -4.11%
                                   -----------


 Best quarter:....         0.30% for the quarter ending September 30, 1999


 Worst quarter:...         -1.79% for the quarter ending June 30, 1999

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.


------------------------------------------------------------------------------------------------------------
                             1 year                     5 years               Since inception
------------------------------------------------------------------------------------------------------------
Prime A Shares               -8.25%                     N/A                   -7.11% (11/1/98)
------------------------------------------------------------------------------------------------------------
Prime B Shares               -9.28%                     N/A                   -6.94% (11/1/98)
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Corporate Bond Index         0.39%                      7.10%                 0.67% (since 10/31/98)
------------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.



FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.


Shareholder fees (fees paid directly from your investment)


--------------------------------------------------------------------------------
                        Maximum sales charge         Maximum deferred sales
                        (load) on purchases          charge (load) shown as a
                        shown as a % of the          % of the offering price
                        offering price               or sale price, whichever
                                                     is less
--------------------------------------------------------------------------------
Prime A Shares          4.75%(1)                     None(2)
--------------------------------------------------------------------------------
Prime B Shares          None                         5.00%(3)
--------------------------------------------------------------------------------


Annual Fund operating expenses (expenses deducted from the Fund's assets)


----------------------------------------------------------------------------------------

                                          Distribution                      Total Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
----------------------------------------------------------------------------------------
Prime A Shares          0.75%(4)          0.25%               0.53%(4)      1.53%(4)
----------------------------------------------------------------------------------------



                                      -14-



----------------------------------------------------------------------------------------
Prime B Shares          0.75%(4)          1.00%               0.26%(4)      2.01%(4)
----------------------------------------------------------------------------------------



(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds -- How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds -- How sales charges work."


(4) The Adviser and certain of the Fund's other service providers are waiving a portion of their fees so that Management fees and Other expenses are expected to be 0.55% and 0.18%, respectively, for Prime A Shares and 0.55% and 0.17%, respectively, for Prime B Shares. Total Fund operating expenses after these waivers are expected to be 0.98% for Prime A Shares and 1.72% for Prime B Shares. These fee waivers may be revised or discontinued at any time.



EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year

-    your Prime B Shares convert to Prime A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
------------------------------------------------------------------------------------------------------------
Prime A Shares          $623                  $935                 $1,270                $2,212
------------------------------------------------------------------------------------------------------------
Prime B Shares          $704                  $930                 $1,283                $2,214
------------------------------------------------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
------------------------------------------------------------------------------------------------------------
Prime B Shares          $204                  $630                 $1,083                $2,214
------------------------------------------------------------------------------------------------------------


[Sidenote:]
PORTFOLIO MANAGER

The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a

Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy Tax-Exempt Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with as high a level of current interest income free of federal income tax as is consistent with preservation of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, primarily bonds (normally 65% of total assets). Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

[Sidenote:]
MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and sectors.


Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK: The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
- CREDIT RISK: The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.
- PREPAYMENT/EXTENSION RISK: Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- SELECTION OF INVESTMENTS: The Adviser evaluates the risks and rewards presented by all securities purchased by each Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

-

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this Prospectus, the Fund has not offered Prime A Shares and Prime B Shares to investors. The returns below represent the returns for Retail A Shares of the Fund, which are offered in a separate prospectus. Retail A Shares, Prime A Shares and Prime B Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

[bar chart goes here]

----------------------------------------------------------------------------------------------------------------------
1992             1993           1994          1995           1996          1997           1998           1999
----------------------------------------------------------------------------------------------------------------------
9.25%            11.95%         -5.37%        15.79%         3.31%         8.72%          5.73%          -3.66%
----------------------------------------------------------------------------------------------------------------------

Best quarter:              6.56% for the quarter ending March 31, 1995
Worst quarter:             -5.39% for the quarter ending March 31, 1994


AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Retail A Shares of the Fund (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index.


-------------------------------------------------------------------------------------------------------------
                                     1 year                  5 years                  Since inception
-------------------------------------------------------------------------------------------------------------
Retail A Shares(1)                   -8.27%                  4.75%                     4.95% (12/30/91)
-------------------------------------------------------------------------------------------------------------
Retail A Shares(2)                   -8.27%                  5.46%                     5.59% (12/30/91)
-------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index                 -2.06%                  6.91%                     6.20% (since 12/31/91)
-------------------------------------------------------------------------------------------------------------


For current yield information call 1-877-BUY-GALAXY (1-877-289-4252).


(1) The performance of Retail A Shares has been restated to include the effect of the maximum 4.75% sales charge payable on purchases of Prime A Shares. Prime A Shares are also subject to distribution (12b-1) fees at an annual rate of 0.25% of the Fund's Prime A Share assets. Had the performance of Retail A Shares been restated to reflect these distribution (12b-1) fees, average annual total returns for Retail A Shares would be lower.


(2) The performance of Retail A Shares has been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Prime B Shares within six years of the date of purchase. Prime B Shares are also subject to distribution and service (12b-1) fees at an annual rate of 1.00% of the Fund's Prime B Share assets. Had the performance of Retail A Shares been restated to reflect these distribution and service (12b-1) fees, average annual total returns for Retail A Shares would be lower.

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)


-------------------------------------------------------------------------------------------
                        Maximum sales charge         Maximum deferred sales
                        (load) on purchases          charge (load) shown as a
                        shown as a % of the          % of the offering price
                        offering price               or sale price, whichever
                                                     is less
-------------------------------------------------------------------------------------------
Prime A Shares          4.75%(1)                     None(2)
-------------------------------------------------------------------------------------------
Prime B Shares          None                         5.00%(3)
-------------------------------------------------------------------------------------------


Annual Fund operating expenses (expenses deducted from the Fund's assets)


---------------------------------------------------------------------------------------------

                                          Distribution                      Total Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
---------------------------------------------------------------------------------------------
Prime A Shares          0.75%(4)          0.25%               0.20%(5)      1.20%(4)
---------------------------------------------------------------------------------------------
Prime B Shares          0.75%(4)          1.00%               0.21%(5)      1.96%(4)
---------------------------------------------------------------------------------------------

(1) Reduced sales charges may be available. See "How to invest in the Funds - How sales charges work."
(2) Except for investments of $1,000,000 or more. See "How to invest in the Funds - How sales charges work."

(3) This amount applies if you sell your shares in the first year after purchase and gradually declines to 0% in the seventh year after purchase. After eight years, your Prime B Shares will automatically convert to Prime A Shares. See "How to invest in the Funds - How sales charges work."


(4) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.00% for Prime A Shares and 1.76% for Prime B Shares. This fee waiver may be revised or discontinued at any time.


(5)Other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE


This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year


-    your Prime B Shares convert to Prime A Shares after eight years

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------
                        1 year                3 years              5 years               10 years
--------------------------------------------------------------------------------------------------------
Prime A Shares          $591                  $838                 $1,103                $1,860
--------------------------------------------------------------------------------------------------------
Prime B Shares          $699                  $915                 $1,257                $2,089
--------------------------------------------------------------------------------------------------------
If you hold Prime B Shares, you would pay the following expenses if you didn't sell your shares:
--------------------------------------------------------------------------------------------------------
Prime B Shares          $199                  $615                 $1,057                $2,089
--------------------------------------------------------------------------------------------------------


[Sidenote:]
THE PORTFOLIO MANAGER

The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio.

ADDITIONAL INFORMATION ABOUT RISK

The principal risks associated with an investment in each of the Galaxy Bond Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Under unusual market conditions, each Fund may hold uninvested cash (which will not earn any income) and invest without limit in money market instruments and short-term U.S. Government securities. Any such taxable investments by the Galaxy Tax-Exempt Bond Fund may be in excess of 20% of its total assets. This strategy could prevent a Fund from achieving its investment objective.


OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in the Galaxy Bond Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your broker-dealer to help you decide which Fund is right for you.

Galaxy Fund                                                    May be best suited for investors who...
---------------------------------------------------------------------------------------------------------------------
Galaxy Short-Term Bond Fund
                                                               -     want current income greater than that
                                                                     normally provided by a money market fund
                                                               -     want less change in the value of their
                                                                     investment than normally associated with
                                                                     long-term funds
---------------------------------------------------------------------------------------------------------------------
Galaxy Intermediate Government Income Fund                     -     want current income
                                                               -     want the extra margin of safety associated
                                                                     with U.S. Government securities
                                                               -     can accept fluctuations in price and yield
---------------------------------------------------------------------------------------------------------------------
Galaxy High Quality Bond Fund                                  -      want current income
                                                               -      want the added safety associated with
                                                                      bonds with lower credit risk than other debt
                                                                      securities
                                                               -      can accept fluctuations in price and yield
---------------------------------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Bond Fund                                    -      want current income free of federal income
                                                                      tax
                                                               -      can accept fluctuations in price and yield
---------------------------------------------------------------------------------------------------------------------

[Sidenote:]
TAX-EQUIVALENT YIELD


One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT

ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES


The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


----------------------------------------------------------------------------------------------------------
Fund                                                    Management fee as a % of average net assets
----------------------------------------------------------------------------------------------------------
Galaxy Short-Term Bond Fund                             0.55%
----------------------------------------------------------------------------------------------------------
Galaxy Intermediate Government Income Fund              0.55%
----------------------------------------------------------------------------------------------------------
Galaxy High Quality Bond Fund                           0.55%
----------------------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Bond Fund                             0.55%
----------------------------------------------------------------------------------------------------------

How to invest in the Funds


HOW SALES CHARGES WORK

You will normally pay a sales charge to invest in the Funds. If you buy Prime A Shares, you'll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Prime B Shares, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these two options.

[Sidenote:]
NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to Prime A Shares or Prime B Shares, minus the value of the Fund's liabilities attributable to Prime A Shares or Prime B Shares, divided by the number of Prime A Shares or Prime B Shares held by investors.


PRIME A SHARES


The table below shows the sales charge you'll pay if you buy Prime A Shares of the Funds. The offering price is the NAV of the shares purchased, plus any applicable sales charge.

-----------------------------------------------------------------------------------------------------
                                           Total sales charge
-----------------------------------------------------------------------------------------------------
Amount of your investment             As a % of the offering         As a % of your
                                      price per share                investment
-----------------------------------------------------------------------------------------------------
Less than $50,000                     4.75%                          4.99%
-----------------------------------------------------------------------------------------------------
$50,000 but less than
$100,000                              4.50%                          4.71%
-----------------------------------------------------------------------------------------------------
$100,000 but less than
$250,000                              3.50%                          3.63%
-----------------------------------------------------------------------------------------------------
$250,000 but less than
$500,000                              2.50%                          2.56%
-----------------------------------------------------------------------------------------------------
$500,000 but less than
$1,000,000                            2.00%                          2.04%
-----------------------------------------------------------------------------------------------------
$1,000,000 and over                   0.00%(1)                       0.00%(1)
-----------------------------------------------------------------------------------------------------

(1) There is no front-end sales charge on investments in Prime A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you'll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less, unless the shares were sold because of the death or disability of the shareholder.

Galaxy's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the

Funds. These programs will not change the price of Prime A Shares or the amount that the Funds will receive from such sales.


There's no sales charge when you buy Prime A Shares if:

-    You buy shares by reinvesting your dividends and distributions.

- You buy shares with money from Prime A Shares of another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You're an investment professional who places trades for your clients and charges them a fee.
-    You were a Galaxy shareholder before December 1, 1995.


[Sidenote:]


SALES CHARGE WAIVERS
Ask your broker-dealer, or consult the SAI, for other instances in which the sales load on Prime A Shares is waived. When you buy your shares, you must tell your broker-dealer that you qualify for a sales load waiver.


PRIME B SHARES


If you buy Prime B Shares of the Funds, you won't pay a CDSC unless you sell your shares within six years of buying them. The following table shows the schedule of CDSC charges:

--------------------------------------------------------------------------------
If you sell your shares                            You'll pay a CDSC of
--------------------------------------------------------------------------------
during the first year                              5.00%
--------------------------------------------------------------------------------
during the second year                             4.00%
--------------------------------------------------------------------------------
during the third year                              3.00%
--------------------------------------------------------------------------------
during the fourth year                             3.00%
--------------------------------------------------------------------------------
during the fifth year                              2.00%
--------------------------------------------------------------------------------
during the sixth year                              1.00%
--------------------------------------------------------------------------------
after the sixth year                               None
--------------------------------------------------------------------------------

For purposes of calculating the CDSC, all purchases made during a calendar month are considered to be made on the first day of that month. The CDSC is based on the value of the Prime B Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, Galaxy will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these, Galaxy will sell those shares that have the lowest CDSC. There is no CDSC on Prime B Shares that you acquire by reinvesting your dividends and distributions.


In addition, there's no CDSC when Prime B Shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your broker-dealer, or consult the SAI, for other instances in which the CDSC is waived.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES



Prime A Shares of the Funds can pay distribution fees at an annual rate of up to 0.30% of each Fund's Prime A Share assets. The Funds do not intend to pay more than 0.25% in distribution fees with respect to Prime A Shares during the current fiscal year.



Prime B Shares of the Funds can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.25% of each Fund's Prime B Share assets. The Funds do not intend to pay more than 1.00% in distribution and service (12b-1) fees during the current fiscal year.



Galaxy has adopted separate plans under Rule 12b-1 that allow each Fund to pay fees from its Prime A Share assets for selling and distributing Prime A Shares and from its Prime B Share Assets for selling and distributing Prime B Shares and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.


CONVERTING PRIME B SHARES TO PRIME A SHARES


Eight years after you buy Prime B Shares of a Fund, they will automatically convert to Prime A Shares of the Fund. This allows you to benefit from the lower annual expenses of Prime A Shares.


CHOOSING BETWEEN PRIME A SHARES AND PRIME B SHARES


Prime B Shares are subject to higher fees than Prime A Shares. For this reason, Prime A Shares can be expected to pay higher dividends than Prime B Shares. However, because Prime A Shares are subject to an initial sales charge which is deducted at the time you purchase Prime A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in a particular Fund if you purchase Prime A Shares than if you purchase Prime B Shares of the Fund.


In deciding whether to buy Prime A Shares or Prime B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Prime B Shares may equal or exceed the initial sales charge and fees for Prime A Shares. Prime A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years. Consult your financial professional for help in choosing the appropriate share class.

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell Prime A Shares and Prime B Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.


Prime A Shares and Prime B Shares have different prices. The price at which you buy shares is the NAV next determined after your order is accepted, plus any applicable sales charge. The price at which you sell shares is the NAV next determined after receipt of your order in proper form, as described below, less any applicable CDSC. NAV is determined on each day the New York Stock Exchange is open for trading at the close of regular trading that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

[Sidenote:]
MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is $2,500. You generally can make additional investments for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

HOW TO BUY SHARES

You can buy shares through your broker-dealer. Your broker-dealer is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your broker-dealer. A broker-dealer who places orders on your behalf may charge you a separate fee for its services.

DISCOUNT PLANS

You may have the sales charges on purchases of Prime A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION: You can add the value of the Prime A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Prime A Shares for purposes of calculating the sales charge.


- LETTER OF INTENT: You can purchase Prime A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Please note that Galaxy's administrator will hold in escrow Prime A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.


- REINVESTMENT PRIVILEGE: You can reinvest some or all of the money that you receive when you sell Prime A Shares of the Funds in Prime A Shares of any Galaxy Fund that offers Prime A Shares within 90 days without paying a sales charge.

[Sidenote:]

DISCOUNT PLANS
You must tell your broker-dealer when you buy your shares that you want to take advantage of any of these discount plans. See the SAI for additional requirements that may apply.

HOW TO SELL SHARES

You can sell your shares through your broker-dealer. The broker-dealer is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your broker-dealer, but your broker-dealer may charge you a fee. Please contact your broker-dealer for information on how to sell your shares.

HOW TO EXCHANGE SHARES


You may exchange Prime A Shares of a Fund having a value of at least $100 for Prime A Shares of any other Galaxy Fund that offers Prime A Shares. You won't pay a sales charge for exchanging your Prime A Shares.


You may exchange Prime B Shares of a Fund for Prime B Shares of any other Galaxy Fund that offers Prime B Shares. You won't pay a CDSC when you exchange your Prime B Shares. However, when you sell the Prime B Shares you acquired in the exchange, you'll pay a contingent deferred sales charge based on the date you bought the Prime B Shares which you exchanged. Galaxy doesn't charge any fee for making exchanges but your broker-dealer might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege by giving 60 days' advance written notice to shareholders.

To exchange shares, contact your broker-dealer.


OTHER SHAREHOLDER SERVICES

Your broker-dealer may offer other shareholder services to its customers. For example, broker-dealers may offer participation in an automatic investment program that allows investors to systematically purchase shares of the Funds on a periodic basis from a designated account. Broker-dealers may also offer a systematic withdrawal plan which permits investors automatically to sell shares on a regular basis. Please contact your broker-dealer for details on these and any other shareholder services that may be available.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise your broker-dealer if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your broker-dealer within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares any dividends from net investment income daily and pays them monthly. Each Fund pays any net capital gains at least once a year. Dividends and distributions are paid in cash unless you indicate in the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

- GALAXY SHORT-TERM BOND, GALAXY INTERMEDIATE GOVERNMENT INCOME AND GALAXY HIGH QUALITY BOND FUNDS


Each Fund contemplates declaring as dividends each year all or substantially all taxable income, including net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

- GALAXY TAX-EXEMPT BOND FUND

It is expected that the Fund will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Fund will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

Interest on indebtedness incurred by a shareholder of the Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

- STATE AND LOCAL TAXES

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities.

- MISCELLANEOUS.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. You will be notified annually of the tax status of distributions to you.

FINANCIAL HIGHLIGHTS


The financial highlight tables on the following pages will help you understand the Funds' financial performance for the past five years (or the period since a particular Fund began operations or a particular class of shares was first offered). The financial highlights table shown below with respect to the High Quality Bond Fund reflects the financial performance of the Fund's Prime A Shares and Prime B Shares. As of the date of this prospectus, Prime A Shares and Prime B Shares of the Short-Term Bond, Intermediate Government Income and Tax-Exempt Bond Funds had not been offered to investors. The financial highlights tables shown below with respect to these Funds reflects to the financial performance of the Funds' Retail A Shares and is intended to provide you with a long-term perspective as to each Fund's financial history. Certain information in the financial highlights tables reflects the financial performance of a single Prime A Share or Prime B Share, or in the case of the Short-Term Bond, Intermediate Government Income and Tax-Exempt Bond Funds, a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Prime A Shares or Prime B Shares of the High Quality Bond Fund or Retail A Shares of the Short-Term Bond, Intermediate Government Income and High Quality Bond Funds, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports and incorporated by reference into the SAI. The Annual Reports and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1998, 1997, 1996 and 1995 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP.

                           Galaxy Short-Term Bond Fund
                (For a share outstanding throughout each period)


                                                                               FOR THE YEAR ENDING OCTOBER 31,
                                                            ----------------------------------------------------------------------
                                                                 1999           1998             1997         1996       1995
                                                                Retail         Retail           Retail       Retail     Retail
                                                               A Shares       A Shares         A Shares     A Shares   A Shares
                                                               --------       --------         --------     --------   --------

Net asset value, beginning of period.....................     $ 10.10         $ 10.01          $  9.99      $ 10.06    $  9.73
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(1)...........................        0.49            0.51             0.53         0.52       0.55
      Net realized and unrealized gain (loss) on                (0.25)           0.11             0.02        (0.07)      0.33
      investments........................................
Total from investment operations.........................        0.24            0.62             0.55         0.45       0.88
LESS DIVIDENDS:
      Dividends from net investment income...............       (0.48)          (0.53)           (0.53)       (0.52)     (0.55)
Total dividends..........................................       (0.48)          (0.53)           (0.53)       (0.52)     (0.55)
Net increase (decrease) in net asset value...............       (0.24)           0.09             0.02        (0.07)      0.33
Net asset value, end of period...........................     $  9.86         $ 10.10          $ 10.01      $  9.99    $ 10.06
Total return(2)..........................................        2.43%           6.42%            5.64%        4.63%      9.28%
RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)..................     $24,653         $29,067          $27,961      $33,388    $31,542
RATIOS TO AVERAGE NET ASSETS:
      Net investment income including                            4.86%           5.07%            5.29%        5.22%      5.54%
      reimbursement/waiver...............................
      Operating expenses including reimbursement/waiver..        1.10%           1.11%            1.00%        1.11%      0.99%
      Operating expenses excluding reimbursement/waiver..        1.30%           1.31%            1.21%        1.35%      1.32%
Portfolio turnover rate..................................         151%            133%             173%         214%       289%

-------------------------------


(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.47, $0.49, $0.51,
     $0.50 and $0.52, respectively.


(2) Calculation does not include the effect of any sales charge for Retail A Shares.

                   Galaxy Intermediate Government Income Fund
                (For a share outstanding throughout each period)


                                                                   For the year ending October 31,
                                                     -------------------------------------------------------------
                                                           1999       1998       1997       1996       1995
                                                          Retail     Retail     Retail     Retail     Retail
                                                         A Shares   A Shares   A Shares   A Shares   A Shares
                                                         --------   --------   --------   --------   --------

Net asset value, beginning of period..............       $ 10.50    $ 10.18    $ 10.06    $ 10.28    $  9.68
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(1)....................          0.54       0.57       0.59       0.57       0.61
      Net realized and unrealized gain (loss) on
      investments.................................         (0.65)      0.34       0.12      (0.22)      0.60
Total from investment operations..................         (0.11)      0.91       0.71       0.35       1.21
LESS DIVIDENDS:
      Dividends from net investment income........         (0.53)     (0.59)     (0.59)     (0.57)     (0.61)
Total dividends...................................         (0.53)     (0.59)     (0.59)     (0.57)     (0.61)
Net increase (decrease) in net asset value........         (0.64)      0.32       0.12      (0.22)      0.60
Net asset value, end of period....................       $  9.86    $ 10.50    $ 10.18    $ 10.06    $ 10.28
Total return(2)                                            (1.11)%     9.22%      7.33%      3.58%     12.85%
RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)...........       $56,454    $66,865    $65,626    $79,741    $79,558
RATIOS TO AVERAGE NET ASSETS:
      Net investment income including
      reimbursement/waiver........................          5.28%      5.49%      5.90%      5.69%      6.10%
      Operating expenses including
      reimbursement/waiver........................          0.97%      1.01%      1.02%      1.04%      1.02%
      Operating expenses excluding
      reimbursement/waiver........................          1.17%      1.21%      1.22%      1.24%      1.26%
Portfolio turnover rate...........................           184%       210%       128%       235%       145%

----------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.52, $0.55, $0.57,
     $0.55 and $0.58, respectively.


(2) Calculation does not include the effect of any sales charge for Retail A Shares.

                          Galaxy High Quality Bond Fund
                 (For a share outstanding throughout the period)


                                                                          FOR THE PERIOD ENDED
                                                                             OCTOBER 31, 1999
                                                                 -----------------------------------------
                                                                  PRIME A SHARES(1)      PRIME B SHARES(1)
                                                                 ------------------      -----------------

Net asset value, beginning of period.................                 $11.20                $11.20
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2).......................                   0.60                  0.49
      Net realized and unrealized gain (loss)
        on investments...............................                  (0.89)                (0.87)
           Total from investment operations..........                  (0.29)                (0.38)
LESS DIVIDENDS:
      Dividends from net investment income...........                  (0.57)                (0.49)
      Dividends from net realized capital gains......                  (0.09)                (0.09)
           Total dividends...........................                  (0.66)                (0.58)
Net increase (decrease) in net asset value...........                  (0.95)                (0.96)
Net asset value, end of period.......................                 $10.25                $10.24
Total return(3)......................................                  (2.68)%               (3.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................                     $16                  $323
RATIOS TO AVERAGE NET ASSETS:
      Net investment income including reimbursement/waiver              5.35%                 4.60%
      Operating expenses including reimbursement/waiver                 0.96%                 1.71%
      Operating expenses excluding reimbursement/waiver                 1.52%                 2.07%
Portfolio turnover rate..............................                    226%                  226%

----------------------------------

(1)  The Fund began offering Prime A Shares and Prime B Shares on November 1,
     1998.


(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime A Shares for the period ended October 31, 1999 was $0.54. Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Prime B Shares for the period ended October 31, 1999 was $0.45.


(3) Calculation does not include the effect of any sales charge for Prime A Shares and Prime B Shares.

                           Galaxy Tax-Exempt Bond Fund
                (For a share outstanding throughout each period)


                                                                 For the year ending October 31,
                                            -------------------------------------------------------------------------
                                                1999          1997               1998       1996             1995
                                               Retail        Retail             Retail     Retail           Retail
                                              A Shares      A Shares           A Shares   A Shares         A Shares
                                              --------      --------           --------   --------         --------

Net asset value, beginning of period..        $ 11.30       $ 11.06           $   10.78   $  10.78         $  9.99
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)...........           0.46          0.48                0.50       0.50            0.52
   Net realized and unrealized gain
     (loss) on investments............          (0.83)         0.34                0.29         --            0.79
Total from investment operations......          (0.37)         0.82                0.79       0.50            1.31
LESS DIVIDENDS:
   Dividends from net investment
     Income...........................          (0.46)        (0.49)              (0.50)     (0.50)          (0.52)
   Dividends from net realized capital
     gains............................          (0.14)        (0.09)              (0.01)        --              --
Total dividends.......................          (0.60)        (0.58)              (0.51)     (0.50)          (0.52)
Net increase (decrease) in net asset
     Value............................          (0.97)         0.24                0.28         --            0.79
Net asset value, end of period........        $ 10.33       $ 11.30           $   11.06   $  10.78         $ 10.78
Total return(2).......................          (3.45)%        7.60%               7.49%      4.77%          13.40%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)..        $25,704       $24,764           $  25,465   $ 28,339         $31,609
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
     Reimbursement/waiver.............           4.25%         4.32%               4.60%      4.68%           4.99%
   Operating expenses including
      Reimbursement/waiver............           0.92%         0.94%               0.95%      0.93%           0.91%
   Operating expenses excluding
     Reimbursement/waiver.............           1.12%         1.15%               1.18%      1.18%           1.24%
Portfolio turnover rate...............             23%           59%                 78%        15%             11%


--------------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.44, $0.46, $0.47,
     $0.48 and $0.48, respectively.


(2) Calculation does not include the effect of any sales charge for Retail A Shares.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your broker-dealer or by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-0102


1-202-942-8090


Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


QRGALB (3/1/00)